UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05624

MORGAN STANLEY INSTITUTIONAL FUND, INC.
(Exact name of registrant as specified in charter)

522 FIFTH AVENUE NEW YORK, NY		10036
(Address of principal executive offices)		(Zip code)

RONALD E. ROBISON 522 FIFTH AVENUE NEW YORK, NY, 10036
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-281-2715

Date of fiscal year end:	12/31

Date of reporting period:	3/31/08

Item 1. Schedule of Investments.

The Fund’s schedule of investment as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

First Quarter Report

March 31, 2008 (unaudited)

Portfolio of Investments

Active International Allocation Portfolio

	Shares	Value (000)
Common Stocks (85.2%)
Australia (3.4%)
AGL Energy Ltd.	14,942	$151
Alumina Ltd.	91,525	470
Amcor Ltd.	71,068	465
AMP Ltd.	42,736	308
Ansell Ltd.	5,679	60
Asciano Group (c)	12,151	45
Australia & New Zealand Banking Group Ltd.	46,465	962
BHP Billiton Ltd.	249,722	8,205
BlueScope Steel Ltd.	62,766	572
Boral Ltd. (c)	47,082	270
Brambles Ltd.	31,812	291
Caltex Australia Ltd.	29,853	356
Coca-Cola Amatil Ltd.	17,210	134
Commonwealth Bank of Australia	38,394	1,473
CSL Ltd.	8,526	288
CSR Ltd.	77,935	229
Fairfax Media Ltd.	32,240	102
Foster’s Group Ltd.	65,602	307
Insurance Australia Group Ltd. (c)	54,613	183
James Hardie Industries N.V. (c)	37,648	216
Leighton Holdings Ltd. (c)	7,115	280
Lend Lease Corp. Ltd.	13,618	165
Macquarie Group Ltd. (c)	6,715	326
Macquarie Infrastructure Group	74,866	192
National Australia Bank Ltd.	51,258	1,419
Newcrest Mining Ltd.	26,212	801
OneSteel Ltd.	44,821	262
Orica Ltd.	23,038	615
Origin Energy Ltd.	213,888	1,794
PaperlinX Ltd.	36,382	92
QBE Insurance Group Ltd.	22,311	454
Rio Tinto Ltd. (c)	22,901	2,561
Santos Ltd.	157,070	2,102
Sonic Healthcare Ltd.	5,616	71
Stockland REIT	1,074	7
Suncorp-Metway Ltd. (c)	17,718	209
TABCORP Holdings Ltd.	13,036	169
Telstra Corp. Ltd.	69,366	279
Toll Holdings Ltd. (c)	12,293	113
Transurban Group (c)	24,712	147
Wesfarmers Ltd.	17,271	635
Westpac Banking Corp.	54,298	1,183
Woodside Petroleum Ltd.	87,804	4,370
Woolworths Ltd.	33,517	891
		34,224
Austria (0.1%)
Erste Bank der Oesterreichischen Sparkassen AG	8,250	537
Raiffeisen International Bank Holding AG	5,402	739
		1,276
Belgium (0.6%)
AGFA-Gevaert N.V.	4,251	33
Bekaert S.A.	598	87
Belgacom S.A.	7,474	331
Dexia (c)	50,928	1,451
Fortis	45,964	1,156
InBev N.V. (c)	10,546	930
KBC Groep N.V.	7,020	910
Solvay S.A., Class A	3,603	461
UCB S.A.	6,548	228
Umicore	7,660	399
		5,986
Brazil (1.4%)
All America Latina Logistica S.A.	86,400	867
Aracruz Celulose S.A., (Preference), Class B	19,701	134
Banco Bradesco S.A. (Preference)	10,908	303
Banco do Brasil S.A.	69,100	911
Banco Itau Holding Financeira S.A. (Preference)	63,612	1,450
Brasil Telecom Participacoes S.A. (Preference)	11,216	147
Centrais Electricas Brasileiras S.A. (Preference), Class B	2,714	39
Cia de Bebidas das Americas	12,415	807
Cia de Bebidas das Americas (Preference)	2,540	191
Cia de Concessoes Rodoviarias	26,500	393
Cia Energetica de Minas Gerais S.A. (Preference)	3,589	65
Cia Siderurgica Nacional S.A.	3,028	108
Contax Participacoes S.A. (Preference)	2,491	54
CVRD (Preference), Class A	30,369	876
Cyrela Brazil Realty S.A.	42,900	556
Cyrela Commercial Properties S.A. Empreendimentos e Participacoes (a)	8,580	47
Embratel Participacoes S.A. (Preference)	3,730,256	14
Empresa Brasileira de Aeronautica S.A.	32,988	326
Gerdau S.A. (Preference)	16,368	500
Gol Linhas Aereas Inteligentes S.A. ADR (c)	39,200	584
Klabin S.A. (Preference)	36,692	121
Lojas Renner S.A.	29,100	541
Perdigao S.A.	41,900	956
Petroleo Brasileiro S.A. (Preference)	26,660	1,123
Sadia S.A. (Preference)	177,237	1,037
Souza Cruz S.A.	1,176	30
Tele Norte Leste Participacoes S.A. (Preference)	19,094	504
Unibanco - Uniao de Bancos Brasileiros S.A. GDR (c)	6,350	740
Usinas Siderurgicas de Minas Gerais S.A. (Preference), Class A	1,867	105
Vivo Participacoes S.A. (Preference) (a)	22,621	134
Votorantim Celulose e Papel S.A. (Preference)	4,076	115
		13,778
Colombia (0.0%)
BanColombia S.A. ADR	16,100	571

Denmark (0.6%)
AP Moller - Maersk A/S	74	827
Danske Bank A/S	39,274	1,451
DSV A/S	11,750	258

First Quarter Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

Active International Allocation Portfolio

	Shares	Value (000)
Denmark (cont’d)
GN Store Nord A/S (a)	67,329	$337
Novo-Nordisk A/S, Class B	28,460	1,947
Novozymes A/S, Class B	2,864	268
Vestas Wind Systems A/S (a)	11,822	1,294
		6,382
Egypt (0.1%)
Orascom Construction Industries	8,634	651
Orascom Hotels & Development (a)	17,536	280
		931
Finland (1.5%)
Cargotec Corp., Class B	2,891	142
Fortum Oyj (c)	16,886	688
Kesko Oyj, Class B (a)(c)	5,410	280
Kone Oyj, Class B (c)	10,989	451
Metso Oyj (c)	23,254	1,257
Neste Oil Oyj (c)	8,252	289
Nokia Oyj	267,836	8,521
Outokumpu Oyj (c)	15,450	704
Rautaruukki Oyj (a)	6,293	304
Sampo Oyj, Class A	18,822	510
Stora Enso Oyj, Class R (c)	41,550	480
Tietoenator Oyj (c)	12,781	316
UPM-Kymmene Oyj (c)	36,167	642
Uponor Oyj	3,224	76
Wartsila Oyj	4,478	302
		14,962
France (7.9%)
Accor S.A.	17,180	1,255
Air Liquide (c)	17,786	2,715
Alcatel-Lucent	116,127	665
Alstom (c)	24,268	5,272
ArcelorMittal (c)	59,440	4,868
Atos Origin S.A. (a)	1,889	105
AXA S.A.	68,909	2,494
BNP Paribas	47,830	4,834
Bouygues	18,764	1,192
Cap Gemini S.A.	15,920	908
Carrefour S.A.	31,579	2,436
Casino Guichard Perrachon S.A.	4,458	535
Cie de Saint-Gobain (c)	20,255	1,655
Cie Generale d’Optique Essilor International S.A.	21,786	1,425
CNP Assurances	4,420	545
Compagnie Generale des Etablissements Michelin, Class B	4,696	490
Credit Agricole S.A.	24,010	744
Dassault Systemes S.A.	5,148	299
European Aeronautic Defense & Space Co. N.V. (c)	16,219	385
France Telecom S.A. (c)	98,884	3,325
Groupe Danone	27,890	2,496
Hermes International (c)	3,740	467
Imerys S.A.	2,205	202
Lafarge S.A.	11,729	2,042
Lagardere S.C.A. (c)	8,523	638
L’Oreal S.A.	7,503	954
LVMH Moet Hennessy Louis Vuitton S.A.	21,401	2,386
Neopost S.A.	3,273	368
Pernod-Ricard S.A.	2,608	269
Peugeot S.A. (c)	5,348	415
PPR	2,823	419
Publicis Groupe	4,217	161
Renault S.A. (c)	5,505	609
Safran S.A. (c)	5,450	112
Sanofi-Aventis S.A.	56,814	4,263
Schneider Electric S.A.	22,543	2,916
Societe BIC S.A.	1,627	100
Societe Generale	19,673	1,923
Societe Television Francaise 1	11,185	246
Sodexo	9,509	585
Suez S.A.	31,273	2,055
Technip S.A.	12,117	938
Thales S.A.	7,459	483
Thomson (a)	10,855	76
Total S.A.	159,524	11,862
Valeo S.A.	5,295	210
Vallourec	2,815	685
Veolia Environnement	27,873	1,943
Vinci S.A.	18,715	1,355
Vivendi	39,320	1,538
Zodiac S.A.	631	31
		78,894
Germany (6.7%)
Adidas AG (c)	16,450	1,094
Allianz SE (Registered)	19,392	3,845
Altana AG	3,752	79
Arcandor AG (a)	4,851	97
BASF AG	27,879	3,752
Bayer AG	41,596	3,332
Beiersdorf AG (c)	8,080	680
Celesio AG (c)	6,488	321
Commerzbank AG	35,871	1,123
Continental AG	7,896	805
Daimler AG (c)	49,424	4,222
Deutsche Bank AG (Registered)	10,136	1,147
Deutsche Boerse AG	8,431	1,360
Deutsche Lufthansa AG (Registered)	13,860	375
Deutsche Post AG (Registered)	43,545	1,331
Deutsche Postbank AG	2,955	282
Deutsche Telekom AG	191,355	3,181
E.ON AG	43,979	8,138
Fresenius Medical Care AG & Co. KGaA	15,577	783
Heidelberger Druckmaschinen (c)	3,527	95
Henkel KGaA (Non-Voting Shares)	11,107	513
Hochtief AG	3,737	342
Hypo Real Estate Holding AG	11,316	294
Infineon Technologies AG (a)	35,063	247
Linde AG	7,963	1,126
MAN AG	10,493	1,392
Merck KGaA (c)	3,771	465
Metro AG	19,246	1,554
Muenchener Rueckversicherungs AG (Registered) (c)	9,789	1,913
Porsche Automobil Holding SE (Non-Voting Shares)	9,000	1,652
Puma AG Rudolf Dassler Sport	768	295
Qiagen N.V (a) (c)	8,326	172
RWE AG	28,097	3,452
RWE AG (Non-Voting Shares)	2,201	209
SAP AG	106,235	5,278
Siemens AG (Registered)	54,201	5,882
Suedzucker AG (c)	28,507	632

First Quarter Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

Active International Allocation Portfolio

	Shares	Value (000)
Germany (cont’d)
ThyssenKrupp AG	22,130	$1,265
TUI AG (a)(c)	12,933	332
Volkswagen AG (c)	9,553	2,769
Volkswagen AG (Non-Voting Shares)	5,703	947
		66,773
Greece (0.5%)
Alpha Bank A.E.	32,253	1,074
EFG Eurobank Ergasias S.A.	20,505	625
National Bank of Greece S.A.	35,699	1,895
OPAP S.A.	12,910	462
Piraeus Bank S.A.	31,600	976
Titan Cement Co., S.A.	3,950	168
		5,200
Hong Kong (2.2%)
Agile Property Holdings Ltd.	291,280	310
Anhui Expressway Co., Class H	369,000	267
Bank of East Asia Ltd.	73,263	366
BOC Hong Kong Holdings Ltd.	168,000	404
Cathay Pacific Airways Ltd. (c)	48,000	94
Chaoda Modern Agriculture	170,100	194
Cheung Kong Holdings Ltd.	70,000	1,007
Cheung Kong Infrastructure Holdings Ltd. (c)	26,000	105
China Communications Construction Co., Ltd., Class H	519,000	1,145
China Construction Bank Corp., Class H	655,922	494
China Infrastructure Machinery Holdings Ltd. (c)	224,000	169
China Overseas Land & Investment Ltd.	226,000	421
China Resources Enterprise Ltd.	102,000	330
China Resources Land Ltd.	145,000	253
China Travel International Investment Hong Kong Ltd.	768,000	309
China Water Affairs Group Ltd. (a)(c)	2,069,441	691
Chow Sang Sang Holdings	57,438	60
CLP Holdings Ltd.	78,811	651
COSCO Pacific Ltd.	332,000	647
Esprit Holdings Ltd.	43,800	525
Guangdong Investment Ltd.	1,782,000	885
Hang Lung Properties Ltd.	234,500	838
Hang Seng Bank Ltd. (c)	32,600	594
Harbin Power Equipment, Class H	132,000	238
Henderson Land Development Co., Ltd.	34,000	245
Hong Kong & China Gas Co., Ltd.	190,424	575
Hong Kong Exchanges & Clearing Ltd.	48,500	841
HongKong Electric Holdings	63,500	405
Hopewell Highway Infrastructure Ltd. (c)	343,231	264
Hopewell Holdings Ltd.	30,000	115
Hutchison Telecommunications International Ltd.	64,000	92
Hutchison Whampoa Ltd.	96,282	918
Hysan Development Co., Ltd.	31,732	89
Kerry Properties Ltd.	20,215	123
Kingboard Chemical Holdings Ltd.	32,000	114
Li & Fung Ltd.	235,757	882
Li Ning Co. Ltd.	94,000	267
Link (The) REIT	79,201	176
MTR Corp.	66,687	229
New World China Land Ltd. (c)	271,600	173
New World Development Ltd.	110,594	268
NWS Holdings Ltd.	181,272	617
PCCW Ltd.	171,490	108
Prime Success International Group Ltd. (c)	321,200	173
Rexcapital Financial Holdings Ltd. (a)	891,948	101
Shangri-La Asia Ltd.	48,636	132
Sino Land Co.	56,197	123
Sinofert Holdings Ltd. (c)	916,000	844
Sun Hung Kai Properties Ltd.	89,500	1,410
Swire Pacific Ltd., Class A	42,000	476
Television Broadcasts Ltd.	14,000	75
Wasion Meters Group Ltd.	186,379	77
Wharf Holdings Ltd.	56,662	269
Yue Yuen Industrial Holdings Ltd. (c)	27,500	86
Zhejiang Expressway Co., Ltd.	336,000	294
		21,558
India (0.9%)
ABB Ltd.	2,035	60
ACC Ltd.	762	16
Axis Bank Ltd.	2,900	57
Bajaj Holdings and Investment Ltd.	803	42
Bharat Forge Ltd.	2,564	17
Bharat Heavy Electricals Ltd.	28,333	1,463
Bharti Airtel Ltd. (a)	40,943	847
Cipla Ltd.	4,765	26
Dish TV India Ltd. (a)	4,326	5
Dr. Reddy’s Laboratories Ltd.	2,624	39
GAIL India Ltd.	6,679	71
GlaxoSmithKline Pharmaceuticals Ltd.	486	13
Glenmark Pharmaceuticals Ltd.	3,166	39
Grasim Industries Ltd. (a)(d)	871	57
HDFC Bank Ltd.	12,056	399
Hero Honda Motors Ltd.	2,139	37
Hindalco Industries Ltd. (a)	14,000	58
Hindustan Unilever Ltd.	21,197	122
Housing Development Finance Corp.	4,717	281
ICICI Bank Ltd.	16,117	312
ICICI Bank Ltd. ADR	5,600	214
I-Flex Solutions Ltd. (a)	469	11
Infosys Technologies Ltd.	10,168	366
ITC Ltd.	28,200	146
IVRCL Infrastructures & Projects Ltd.	73,900	754
Larsen & Toubro Ltd.	6,238	474
Mahanagar Telephone Nigam	4,897	12
Mahindra & Mahindra Ltd.	2,672	47
Maruti Suzuki India Ltd.	1,810	37
Oil & Natural Gas Corp., Ltd.	6,251	153
Ranbaxy Laboratories Ltd.	3,869	42
Reliance Communications Ltd.	33,400	425
Reliance Energy Ltd.	1,563	49
Reliance Industries Ltd. (a)	16,596	940
Satyam Computer Services Ltd.	11,939	118

First Quarter Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

Active International Allocation Portfolio

	Shares	Value (000)
India (cont’d)
Sun Pharma Advanced Research Co., Ltd. (a)	1,644	$3
Sun Pharmaceutical Industries Ltd. (a)	1,220	38
Tata Consultancy Services Ltd.	3,303	67
Tata Motors Ltd.	4,940	77
Tata Steel Ltd. (d)	3,459	62
Unitech Ltd.	181,190	1,251
Wipro Ltd.	5,156	56
Wire and Wireless India Ltd. (a)	3,588	3
Zee Entertainment Enterprises Ltd.	5,327	33
Zee News Ltd. (a)(d)	3,244	4
		9,343
Indonesia (0.6%)
Astra International Tbk PT	258,000	684
Bank Central Asia Tbk PT	3,921,000	1,393
Bank Mandiri Persero Tbk PT	856,500	295
Bank Rakyat Indonesia Tbk PT	536,500	370
Bumi Resources Tbk PT	1,867,500	1,271
Indocement Tunggal Prakarsa Tbk PT	184,500	142
United Tractors Tbk PT	1,323,000	1,815
		5,970
Japan (19.6%)
77 Bank Ltd. (The)	79,000	446
Acom Co., Ltd. (c)	1,980	53
Advantest Corp. (c)	18,190	481
Aeon Co., Ltd.	38,900	470
Aeon Credit Service Co., Ltd. (c)	2,300	31
Aiful Corp. (c)	1,750	28
Ajinomoto Co., Inc.	62,400	639
Alps Electric Co., Ltd.	13,900	137
Amada Co., Ltd. (c)	25,000	193
Asahi Breweries Ltd.	18,900	391
Asahi Glass Co., Ltd.	108,800	1,207
Asahi Kasei Corp. (c)	102,000	539
Asatsu-DK, Inc. (c)	3,300	118
Astellas Pharma, Inc.	39,700	1,541
Bank of Kyoto Ltd. (The)	26,000	320
Bank of Yokohama Ltd. (The) (c)	180,000	1,244
Benesse Corp.	5,100	242
Bridgestone Corp.	77,400	1,322
Canon, Inc.	81,800	3,791
Casio Computer Co., Ltd. (c)	33,300	494
Central Japan Railway Co.	128	1,333
Chiba Bank Ltd. (The)	75,000	511
Chiyoda Corp.	18,000	166
Chubu Electric Power Co., Inc. (c)	41,900	1,052
Chugai Pharmaceutical Co., Ltd.	20,907	237
Chuo Mitsui Trust Holdings, Inc.	59,545	361
Citizen Holdings Co., Ltd. (c)	28,400	242
Coca-Cola West Holdings Co., Ltd.	700	17
COMSYS Holdings Corp. (c)	16,000	140
Credit Saison Co., Ltd.	4,600	129
CSK Holdings Corp.	6,200	145
Dai Nippon Printing Co., Ltd. (c)	37,600	600
Daicel Chemical Industries Ltd.	13,000	68
Daiichi Sankyo Co., Ltd.	54,000	1,598
Daikin Industries Ltd. (c)	15,700	689
Dainippon Ink & Chemicals, Inc. (c)	54,000	169
Daito Trust Construction Co., Ltd.	14,000	724
Daiwa House Industry Co., Ltd.	72,600	727
Daiwa Securities Group, Inc.	144,000	1,254
Denki Kagaku Kogyo KK	36,000	115
Denso Corp. (c)	55,550	1,801
Dowa Holdings, Co., Ltd.	49,000	296
East Japan Railway Co.	314	2,614
Ebara Corp.	29,800	92
Eisai Co., Ltd. (c)	18,602	636
FamilyMart Co., Ltd. (c)	5,100	184
Fanuc Ltd.	16,400	1,587
Fast Retailing Co., Ltd. (c)	7,700	689
Fuji Electric Holdings Co., Ltd.	15,000	61
Fuji Soft, Inc. (c)	3,000	57
Fuji Television Network, Inc.	31	46
FUJIFILM Holdings Corp.	38,900	1,382
Fujikura Ltd.	22,000	101
Fujitsu Ltd.	147,200	967
Fukuoka Financial Group, Inc.	105,000	554
Furukawa Electric Co., Ltd.	52,800	174
H2O Retailing Corp.	9,000	61
Hirose Electric Co., Ltd. (c)	2,300	259
Hitachi Construction Machinery Co., Ltd.	2,700	69
Hitachi Ltd.	266,000	1,582
Hokkaido Electric Power Co., Inc.	8,400	196
Hokuhoku Financial Group, Inc.	202,000	609
Honda Motor Co., Ltd.	132,004	3,783
Hoya Corp.	32,900	780
Ibiden Co., Ltd.	9,700	384
IHI Corp. (c)	92,000	179
Inpex Holdings, Inc.	39	438
Isetan Co., Ltd. (c)	15,900	185
Ito En Ltd. (c)	2,100	37
Ito En Ltd. (Preference)	630	7
Itochu Corp.	146,000	1,449
Itochu Techno-Solutions Corp. (c)	2,500	76
J Front Retailing Co., Ltd.	33,000	211
Japan Airlines Corp. (a)(c)	77,000	201
Japan Real Estate Investment Corp. REIT	69	805
Japan Retail Fund Investment Corp. REIT	64	405
Japan Tobacco, Inc.	332	1,665
JFE Holdings, Inc. (c)	31,800	1,433
JGC Corp.	23,000	357
Joyo Bank Ltd. (The) (c)	141,000	716
JS Group Corp. (c)	21,700	329
JSR Corp.	12,800	291
Kajima Corp. (c)	112,400	323
Kamigumi Co., Ltd.	1,000	8
Kaneka Corp.	21,000	132
Kansai Electric Power Co., Inc. (The) (c)	59,800	1,493
Kao Corp.	50,000	1,418
Kawasaki Heavy Industries Ltd. (c)	92,000	209
Kawasaki Kisen Kaisha Ltd.	5,000	50
Keihin Electric Express Railway Co., Ltd. (c)	33,000	225
Keio Corp. (c)	20,000	112
Keyence Corp.	2,900	676
Kikkoman Corp. (c)	10,000	124
Kinden Corp.	1,000	10
Kintetsu Corp. (c)	146,200	524
Kirin Brewery Co., Ltd.	47,400	902

First Quarter Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

Active International Allocation Portfolio

	Shares	Value (000)
Japan (cont’d)
Kobe Steel Ltd.	164,000	$476
Kokuyo Co., Ltd. (c)	5,700	49
Komatsu Ltd.	95,700	2,714
Konami Corp.	8,600	327
Konica Minolta Holdings, Inc. (c)	36,500	503
Kubota Corp.	131,000	826
Kuraray Co., Ltd.	29,500	357
Kurita Water Industries Ltd. (c)	19,900	744
Kyocera Corp.	13,000	1,093
Kyowa Hakko Kogyo Co., Ltd.	23,028	220
Kyushu Electric Power Co., Inc. (c)	26,100	640
Lawson, Inc.	4,800	213
Leopalace21 Corp.	15,100	245
Mabuchi Motor Co., Ltd. (c)	2,300	112
Marubeni Corp.	266,000	1,977
Marui Group Co., Ltd. (c)	35,500	382
Matsui Securities Co., Ltd. (c)	14,400	83
Matsushita Electric Industrial Co., Ltd.	175,000	3,802
Matsushita Electric Works Ltd.	27,000	282
Meiji Dairies Corp. (c)	17,000	103
Meiji Seika Kaisha Ltd. (c)	19,000	97
Meitec Corp. (c)	2,300	70
Millea Holdings, Inc.	64,352	2,381
Minebea Co., Ltd.	32,000	189
Mitsubishi Chemical Holdings Corp. (c)	75,000	497
Mitsubishi Corp.	129,800	4,000
Mitsubishi Electric Corp.	185,800	1,637
Mitsubishi Estate Co., Ltd.	139,000	3,385
Mitsubishi Heavy Industries Ltd. (c)	314,000	1,366
Mitsubishi Logistics Corp. (c)	7,000	91
Mitsubishi Materials Corp.	160,000	706
Mitsubishi Rayon Co., Ltd.	42,000	135
Mitsubishi UFJ Financial Group, Inc.	848,380	7,384
Mitsui & Co., Ltd.	156,800	3,246
Mitsui Chemicals, Inc.	42,000	279
Mitsui Fudosan Co., Ltd.	99,400	2,023
Mitsui Mining & Smelting Co., Ltd. (c)	95,000	301
Mitsui OSK Lines Ltd.	14,000	173
Mitsui Sumitomo Insurance Co., Ltd.	108,000	1,091
Mitsukoshi Ltd.	32,000	125
Mizuho Financial Group, Inc. (c)	1,036	3,818
Murata Manufacturing Co., Ltd.	16,100	811
Namco Bandai Holdings, Inc. (c)	2,400	33
NEC Corp.	159,400	611
NEC Electronics Corp. (a)	4,800	93
NGK Insulators Ltd. (c)	33,600	607
NGK Spark Plug Co., Ltd. (c)	20,000	261
Nidec Corp. (c)	8,600	537
Nikon Corp. (c)	26,000	696
Nintendo Co., Ltd.	6,300	3,264
Nippon Building Fund, Inc. REIT	83	1,060
Nippon Electric Glass Co., Ltd.	24,500	384
Nippon Express Co., Ltd.	77,800	448
Nippon Meat Packers, Inc. (c)	18,600	277
Nippon Mining Holdings, Inc. (c)	43,000	229
Nippon Oil Corp.	133,800	845
Nippon Paper Group, Inc.	69	165
Nippon Sheet Glass Co., Ltd. (c)	37,000	167
Nippon Steel Corp. (c)	415,000	2,135
Nippon Telegraph & Telephone Corp.	243	1,057
Nippon Yusen KK (c)	98,000	924
Nishi-Nippon City Bank Ltd. (The)	55,000	147
Nissan Chemical Industries Ltd.	11,000	118
Nissan Motor Co., Ltd. (c)	196,100	1,627
Nisshin Seifun Group, Inc. (c)	12,500	135
Nisshinbo Industries, Inc. (c)	6,000	56
Nissin Food Products Co., Ltd. (c)	6,400	216
Nitto Denko Corp.	17,700	759
Nomura Holdings, Inc.	207,100	3,116
Nomura Research Institute Ltd.	10,900	289
NSK Ltd.	62,000	472
NTN Corp. (c)	44,000	303
NTT Data Corp.	121	531
NTT DoCoMo, Inc.	331	503
Obayashi Corp. (c)	76,000	323
Obic Co., Ltd.	710	126
OJI Paper Co., Ltd. (c)	95,400	434
Oki Electric Industry Co., Ltd. (a)(c)	44,000	85
Okumura Corp. (c)	21,000	108
Olympus Corp. (c)	11,000	334
Omron Corp.	17,800	369
Onward Holdings Co., Ltd. (c)	17,000	175
Oracle Corp. Japan (c)	2,900	135
Oriental Land Co., Ltd. (c)	5,600	329
Osaka Gas Co., Ltd. (c)	155,600	625
Pioneer Corp. (c)	14,654	146
Promise Co., Ltd.	2,350	68
Resona Holdings, Inc. (c)	504	855
Ricoh Co., Ltd.	52,000	869
Rohm Co., Ltd.	13,100	813
Sanken Electric Co., Ltd. (c)	14,000	82
Sanyo Electric Co., Ltd. (a)	146,000	308
Sapporo Holdings Ltd.	10,000	83
SBI E*Trade Securities Co., Ltd. (c)	191	167
Secom Co., Ltd.	14,500	713
Seiko Epson Corp. (c)	9,700	262
Sekisui Chemical Co., Ltd. (c)	44,000	269
Sekisui House Ltd.	87,600	814
Seven & I Holdings Co., Ltd.	64,000	1,627
Sharp Corp.	72,200	1,231
Shimachu Co., Ltd.	5,500	165
Shimamura Co., Ltd. (c)	2,100	180
Shimano, Inc. (c)	8,600	400
Shimizu Corp. (c)	80,600	376
Shin-Etsu Chemical Co., Ltd.	33,696	1,749
Shinko Securities Co., Ltd. (c)	52,000	152
Shinsei Bank Ltd. (c)	172,000	570
Shionogi & Co., Ltd.	22,000	376
Shiseido Co., Ltd. (c)	31,000	820
Shizuoka Bank Ltd. (The) (c)	64,000	764
Showa Denko KK	54,000	182
Showa Shell Sekiyu KK	14,500	148
SMC Corp.	5,700	603
Softbank Corp. (c)	80,700	1,488
Sompo Japan Insurance, Inc.	73,000	654
Sony Corp.	61,597	2,464
Stanley Electric Co., Ltd. (c)	6,000	148
Sumitomo Chemical Co., Ltd.	116,600	749
Sumitomo Corp.	95,100	1,278
Sumitomo Electric Industries Ltd.	59,400	754

First Quarter Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

Active International Allocation Portfolio

	Shares	Value (000)
Japan (cont’d)
Sumitomo Heavy Industries Ltd.	38,000	$250
Sumitomo Metal Industries Ltd. (c)	247,000	950
Sumitomo Metal Mining Co., Ltd.	89,800	1,683
Sumitomo Mitsui Financial Group, Inc. (c)	496	3,275
Sumitomo Realty & Development Co., Ltd. (c)	43,000	776
Sumitomo Trust & Banking Co., Ltd. (The)	138,000	953
T&D Holdings, Inc.	20,250	1,064
Taiheiyo Cement Corp. (c)	53,000	130
Taisei Corp. (c)	109,000	281
Taisho Pharmaceutical Co., Ltd.	11,441	227
Taiyo Yuden Co., Ltd. (c)	7,000	69
Takara Holdings, Inc.	6,000	42
Takashimaya Co., Ltd. (c)	32,000	363
Takeda Pharmaceutical Co., Ltd.	65,600	3,317
Takefuji Corp. (c)	3,010	65
TDK Corp. (c)	10,000	594
Teijin Ltd.	73,400	313
Terumo Corp. (c)	17,100	895
THK Co., Ltd.	3,400	59
TIS, Inc. (c)	2,904	59
Tobu Railway Co., Ltd. (c)	79,400	427
Toho Co., Ltd. (c)	6,300	148
Tohoku Electric Power Co., Inc. (c)	35,200	862
Tokyo Broadcasting System, Inc.	9,000	215
Tokyo Electric Power Co., Inc. (The)	87,400	2,351
Tokyo Electron Ltd.	19,900	1,231
Tokyo Gas Co., Ltd.	182,600	740
Tokyo Tatemono Co., Ltd. (c)	33,000	218
Tokyu Corp.	88,400	451
TonenGeneral Sekiyu KK (c)	29,000	248
Toppan Printing Co., Ltd. (c)	36,600	425
Toray Industries, Inc. (c)	102,100	673
Toshiba Corp. (c)	272,000	1,824
Tosoh Corp.	40,000	138
Toto Ltd. (c)	43,600	417
Toyo Seikan Kaisha Ltd.	16,400	315
Toyoda Gosei Co., Ltd. (c)	800	31
Toyota Industries Corp.	8,150	294
Toyota Motor Corp.	213,400	10,755
Trend Micro, Inc.	9,200	366
Unicharm Corp.	3,400	250
UNY Co., Ltd. (c)	10,000	96
Ushio, Inc.	3,500	67
USS Co., Ltd. (c)	2,700	188
Wacoal Holdings Corp. (c)	6,000	89
West Japan Railway Co.	33	145
Yahoo! Japan Corp. (c)	1,439	757
Yakult Honsha Co., Ltd. (c)	8,700	271
Yamada Denki Co., Ltd.	9,620	833
Yamaha Corp. (c)	8,800	170
Yamaha Motor Co., Ltd.	2,700	50
Yamato Holdings Co., Ltd. (c)	23,000	340
Yamazaki Baking Co., Ltd. (c)	8,000	76
Yokogawa Electric Corp. (c)	16,900	172
		195,304
Malaysia (0.2%)
IJM Corp. Bhd	396,800	759
IOI Corp. Bhd	267,300	596
Kuala Lumpur Kepong Bhd	60,800	309
		1,664
Mexico (0.8%)
Alfa S.A.B. de C.V., Class A (a)	10,300	68
America Movil S.A.B. de C.V., Class L	579,500	1,845
Cemex S.A.B. de C.V. (a)	221,700	581
Corp. GEO S.A.B. de C.V., Class B (a)	106,900	341
Desarrolladora Homex S.A.B. de C.V. ADR (a)(c)	8,600	499
Desarrolladora Homex S.A.B. de C.V. (a)	4,900	48
Empresas ICA S.A.B. de C.V. (a)	14,100	84
Fomento Economico Mexicano S.A.B. de C.V.	68,100	284
Grupo Aeroportuario del Pacifico S.A. de C.V., Class B	16,300	73
Grupo Bimbo S.A.B. de C.V., Class A	9,900	59
Grupo Carso S.A.B. de C.V.	24,700	104
Grupo Financiero Banorte S.A.B. de C.V., Class O	274,668	1,194
Grupo Mexico S.A.B. de C.V., Class B	40,803	271
Grupo Modelo S.A.B. de C.V., Class C	18,100	79
Grupo Televisa S.A.	84,600	411
Kimberly-Clark de Mexico S.A.B. de C.V., Class A	16,600	74
Telefonos de Mexico S.A.B. de C.V., Class L	241,900	457
Urbi Desarrollos Urbanos S.A. de C.V. (a)	60,900	199
Wal-Mart de Mexico S.A.B. de C.V., Class V (c)	267,400	1,128
		7,799
Netherlands (2.5%)
Aegon N.V.	125,568	1,850
Akzo Nobel N.V.	15,671	1,258
ASML Holding N.V. (a)	30,941	733
Fugro N.V. CVA	8,263	642
Heineken N.V.	66,985	3,893
ING Groep N.V. CVA	57,406	2,146
Koninklijke DSM N.V.	8,803	425
Koninklijke Philips Electronics N.V. (c)	62,599	2,397
OCE N.V. (c)	8,354	142
Reed Elsevier N.V.	34,095	650
Royal KPN N.V.	117,591	1,991
Royal Numico N.V.	9,003	782
SBM Offshore N.V.	20,504	661
TNT N.V.	46,071	1,713
Unilever N.V. CVA	148,457	4,988
Wolters Kluwer N.V. (c)	21,906	580
		24,851
New Zealand (0.0%)
Telecom Corp. of New Zealand Ltd. (c)	19,672	58

Norway (2.2%)
Acergy S.A. (c)	43,000	919
Aker Kvaerner ASA (a)	51,860	1,187

First Quarter Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

Active International Allocation Portfolio

	Shares	Value (000)
Norway (cont’d)
DNB NOR ASA	20,185	$308
Norsk Hydro ASA	55,145	807
Ocean Rig ASA (a)(c)	65,611	504
Orkla ASA	58,280	742
Prosafe SE	45,380	715
Renewable Energy Corp. A/S (a)(c)	13,900	391
SeaDrill Ltd.	62,700	1,688
StatoilHydro ASA	314,225	9,448
Tandberg ASA	14,060	211
Telenor ASA (a)	48,800	938
TGS Nopec Geophysical Co. ASA (a)(c)	26,200	381
Yara International ASA	58,377	3,393
		21,632
Philippines (0.6%)
Ayala Corp.	50,300	477
Ayala Land, Inc.	4,413,351	1,139
Banco de Oro-EPCI, Inc.	309,055	386
Bank of Philippine Islands	438,860	558
Globe Telecom, Inc.	10,400	377
Manila Electric Co. (a)	176,500	339
Megaworld Corp.	3,479,000	206
Metropolitan Bank and Trust	153,200	149
Philippines Long Distance Telephone Co.	19,370	1,294
PNOC Energy Development Corp.	2,359,550	334
SM Investments Corp.	56,710	383
SM Prime Holdings, Inc.	1,431,000	291
		5,933
Poland (0.7%)
Agora S.A.	5,609	107
Bank BPH S.A.	1,394	56
Bank Pekao S.A.	23,721	2,105
Bank Zachodni WBK S.A.	3,886	323
Grupa Kety S.A.	163	9
KGHM Polska Miedz S.A.	19,397	893
Polski Koncern Naftowy Orlen (a)	45,510	812
Powszechna Kasa Oszczednosci Bank Polski S.A.	56,862	1,154
Prokom Software S.A.	1,723	99
Telekomunikacja Polska S.A.	105,261	1,046
		6,604
Portugal (0.1%)
Banco Comercial Portugues S.A. (Registered) (c)	102,394	333
Brisa-Auto Estradas de Portugal S.A. (c)	23,604	337
Energias de Portugal S.A.	24,260	147
Portugal Telecom SGPS S.A. (c)	44,891	522
Zon Multimedia Servicos de Telecommicacoes e Multimedia SGPS S.A.	17,166	204
		1,543
Russia (1.0%)
LUKOIL ADR (c)	10,080	866
MMC Norilsk Nickel ADR (c)	43,290	1,219
Mobile Telesystems OJSC ADR (c)	15,600	1,183
Novolipetsk Steel OJSC GDR	11,500	494
OAO Gazprom ADR	33,062	1,688
Polyus Gold Co. ADR (c)	3,400	182
Sberbank GDR (a)	1,135	373
Severstal GDR	22,600	511
Surgutneftegaz ADR (a)(c)	4,600	219
Surgutneftegaz (Preference) ADR (a)	6,200	303
Tatneft GDR	3,677	478
Unified Energy System GDR	2,650	275
Vimpel-Communications ADR	41,000	1,226
Wimm-Bill-Dann Foods OJSC ADR (c)	5,600	574
		9,591
Singapore (2.2%)
Ascendas REIT	158,000	275
CapitaLand Ltd. (c)	193,000	900
CapitaMall Trust REIT	140,500	356
City Developments Ltd.	85,719	688
ComfortDelgro Corp., Ltd.	304,477	405
Cosco Corp. Singapore Ltd.	132,000	358
DBS Group Holdings Ltd.	171,612	2,257
Fraser & Neave Ltd. (c)	204,000	724
Hyflux Ltd.	95,000	209
Jardine Cycle & Carriage Ltd.	27,034	387
Keppel Corp. Ltd.	174,000	1,261
Keppel Land Ltd.	57,000	232
K-REIT Asia REIT	9,200	10
Neptune Orient Lines Ltd. (c)	113,000	269
Olam International Ltd. (c)	160,000	252
Oversea-Chinese Banking Corp.	387,712	2,294
Parkway Holdings Ltd.	100,000	234
Raffles Education Corp. Ltd. (c)	52,862	40
SembCorp Industries Ltd.	133,183	395
SembCorp Marine Ltd.	126,000	352
Singapore Airlines Ltd.	84,000	956
Singapore Exchange Ltd.	123,539	681
Singapore Land Ltd.	37,000	184
Singapore Post Ltd.	243,000	204
Singapore Press Holdings Ltd.	244,028	819
Singapore Technologies Engineering Ltd.	214,296	527
Singapore Telecommunications Ltd.	1,127,015	3,230
United Overseas Bank Ltd.	178,389	2,495
UOL Group Ltd.	98,189	278
Venture Corp., Ltd.	41,444	320
		21,592
South Africa (0.0%)
Mondi Ltd	15,516	132

South Korea (0.0%)
Doosan Heavy Industries & Construction Co., Ltd.	2,460	330

Spain (2.6%)
Abertis Infraestructuras S.A. (c)	22,215	724
Acerinox S.A. (c)	13,440	373
Antena 3 de Television S.A. (c)	6,882	94
Banco Bilbao Vizcaya Argentaria S.A.	112,589	2,480
Banco Popular Espanol S.A. (c)	31,346	569
Banco Santander S.A.	210,154	4,187
Cintra Concesiones de Infraestructuras de Transporte S.A. (c)	10,671	158
Gamesa Corp. Tecnologica S.A.	12,793	584
Gas Natural SDG S.A. (c)	21,191	1,311
Iberdrola S.A.	124,444	1,929
Inditex S.A.	11,867	659

First Quarter Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

Active International Allocation Portfolio

	Shares	Value (000)
Spain (cont’d)
Indra Sistemas S.A.	3,324	$96
Metrovacesa S.A. (c)	1,164	153
Repsol YPF S.A.	55,394	1,912
Telefonica S.A.	364,822	10,482
Union Fenosa S.A.	3,021	203
		25,914
Sweden (2.7%)
Alfa Laval AB	1,388	85
Assa Abloy AB, Class B (c)	22,730	413
Atlas Copco AB, Class A (c)	268,490	4,557
Electrolux AB, Class B (c)	12,800	210
Eniro AB	7,721	56
Fabege AB (a)	5,031	54
Getinge AB, Class B (c)	33,047	857
Hennes & Mauritz AB, Class B (c)	20,050	1,234
Holmen AB, Class B (a)(c)	3,400	118
Husqvarna AB, Class B (c)	12,800	154
Lundin Petroleum AB (a)(c)	35,214	479
Modern Times Group AB, Class B (c)	3,337	233
Nordea Bank AB	159,336	2,586
Sandvik AB	237,690	4,138
Scania AB, Class B	29,300	615
Securitas AB, Class B (c)	800	11
Securitas Systems AB, Class B (c)	800	2
Skandinaviska Enskilda Banken AB, Class A (a)	26,563	696
Skanska AB, Class B (c)	22,590	453
SKF AB, Class B	21,464	432
Ssab Svenskt Stal AB, Class A (c)	12,150	342
Svenska Cellulosa AB, Class B (a)(c)	38,766	706
Svenska Handelsbanken AB, Class A	44,539	1,299
Swedish Match AB	33,083	721
Tele2 AB, Class B	9,624	182
Telefonaktiebolaget LM Ericsson, Class B	1,351,959	2,657
TeliaSonera AB (c)	100,987	811
Volvo AB, Class A (c)	194,300	2,941
Wihlborgs Fastigheter AB	1,320	30
		27,072
Switzerland (6.1%)
ABB Ltd. ADR	47,500	1,279
ABB Ltd. (Registered)	164,083	4,419
Ciba Holding AG	3,932	143
Compagnie Financiere Richemont S.A., Class A	73,421	4,123
Credit Suisse Group (Registered)	27,194	1,384
Geberit AG (Registered)	2,697	402
Givaudan S.A. (Registered)	412	408
Holcim Ltd. (Registered)	13,545	1,422
Kudelski S.A. (c)	3,786	56
Logitech International S.A. (Registered) (a)(c)	16,843	426
Lonza Group AG (Registered) (c)	2,230	296
Nestle S.A. (Registered)	31,006	15,500
Nobel Biocare Holding AG (c)	5,853	1,363
Novartis AG (Registered)	131,617	6,749
OC Oerlikon Corp. AG (Registered) (a)	461	162
Roche Holding AG (Genusschein)	39,567	7,450
Schindler Holding AG	4,673	350
STMicroelectronics N.V.	49,380	525
Straumann Holding AG (Registered) (c)	2,665	761
Sulzer AG (Registered)	39	52
Swatch Group AG, Class B	12,079	2,485
Swiss Reinsurance (Registered)	28,399	2,483
Swisscom AG (Registered)	1,337	458
Syngenta AG (Registered)	13,347	3,909
Synthes, Inc.	12,406	1,735
UBS AG (Registered)	40,616	1,182
Zurich Financial Services AG (Registered)	3,037	957
		60,479
Thailand (0.1%)
Banpu plc	56,700	753

Turkey (0.5%)
Akbank T.A.S.	153,904	646
Aksigorta A.S. (a)	19,212	70
Anadolu Efes Biracilik Ve Malt Sanayii A.S.	32,506	290
Arcelik	15,121	60
Dogan Sirketler Grubu Holdings (a)	62,202	62
Dogan Yayin Holding (a)	28,891	49
Eregli Demir ve Celik Fabrikalari T.A.S.	45,389	318
Ford Otomotiv Sanayi A.S.	19,943	155
Haci Omer Sabanci Holding A.S.	54,950	171
Is Gayrimenkul Yatirim Ortakligi A.S. REIT (a)	2,199	2
KOC Holding A.S. (a)	47,597	133
Migros Turk T.A.S.	11,300	166
Trakya Cam Sanayi A.S.	53,595	68
Tupras Turkiye Petrol Rafine	14,313	317
Turk Sise ve Cam Fabrikalari A.S.	53,854	67
Turkcell Iletisim Hizmet A.S.	59,394	502
Turkiye Garanti Bankasi A.S.	107,361	483
Turkiye Is Bankasi, Class C	202,022	748
Turkiye Vakiflar Bankasi Tao, Class D	88,079	160
Yapi ve Kredi Bankasi A.S. (a)	72,791	141
		4,608
United Kingdom (16.8%)
3I Group plc	23,379	385
Amec plc	17,420	250
Anglo American plc	125,180	7,521
ARM Holdings plc	97,286	170
Arriva plc	7,994	109
AstraZeneca plc	84,424	3,156
Aviva plc	193,934	2,376
BAE Systems plc	248,183	2,390
Balfour Beatty plc	36,985	346
Barclays plc	316,369	2,864
Barratt Developments plc	10,060	82
BBA Aviation plc	29,049	87
Berkeley Group Holdings plc (a)	4,737	105
BG Group plc	230,050	5,327
BHP Billiton plc	201,134	5,966
BP plc	1,258,197	12,740
British Airways plc (a)	38,150	177
British American Tobacco plc	118,943	4,463

First Quarter Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

Active International Allocation Portfolio

	Shares	Value (000)
United Kingdom (cont’d)
British Sky Broadcasting Group plc	98,100	$1,087
BT Group plc	576,332	2,484
Bunzl plc	30,998	436
Burberry Group plc	48,823	436
Cadbury Schweppes plc	122,237	1,343
Capita Group plc	7,802	105
Carnival plc	13,876	556
Centrica plc	184,716	1,093
Close Brothers Group plc	11,172	137
Cobham plc	86,897	345
Compass Group plc	167,416	1,070
CSR plc (a)	9,333	60
Daily Mail & General Trust, Class A	17,441	150
Diageo plc	199,287	4,018
DSG International plc	77,930	98
Electrocomponents plc	52,439	189
Enterprise Inns plc	56,558	450
Experian Group Ltd.	33,018	240
Firstgroup plc	26,030	291
FKI plc	7,577	10
Friends Provident plc	148,627	364
Galiform plc (a)	6,439	10
GKN plc	27,325	165
GlaxoSmithKline plc	317,025	6,718
Group 4 Securicor plc	13,896	63
Hays plc	19,415	44
HBOS plc	197,803	2,198
Home Retail Group plc	33,004	171
HSBC Holdings plc	502,439	8,275
ICAP plc	3,278	37
IMI plc	34,365	311
Imperial Tobacco Group plc	54,520	2,508
Intercontinental Hotels Group plc	27,651	418
International Power plc	17,046	135
Invensys plc (a)	14,449	65
ITV plc	338,573	425
J. Sainsbury plc	82,787	563
Johnson Matthey plc	27,266	1,085
Kesa Electricals plc	11,073	45
Kingfisher plc	47,091	123
Ladbrokes plc	45,479	281
Legal & General Group plc	500,432	1,255
Lloyds TSB Group plc	333,818	2,995
LogicaCMG plc	68,948	145
London Stock Exchange Group plc	1,887	45
Man Group plc	76,230	839
Marks & Spencer Group plc	67,228	517
Meggitt plc	39,264	215
Misys plc	35,640	98
Mitchells & Butlers plc	37,375	254
Mondi plc	38,791	322
National Express Group plc	8,059	161
National Grid plc	208,740	2,864
Next plc	10,558	239
Pearson plc	44,419	600
Persimmon plc	11,329	172
Prudential plc	143,267	1,892
Punch Taverns plc	20,050	214
Reckitt Benckiser Group plc	68,984	3,821
Reed Elsevier plc	60,695	773
Rentokil Initial plc	22,066	43
Resolution plc	2,420	33
Reuters Group plc	82,342	948
Rexam plc	35,525	301
Rio Tinto plc	93,712	9,730
Rolls-Royce Group plc, Class B	1,395	—	@
Rolls-Royce Group plc (a)	132,305	1,058
Rolls-Royce Group plc, Class B (a)	132,305	23
Royal Bank of Scotland Group plc	488,241	3,267
Royal Dutch Shell plc, Class A	435,430	14,872
SABMiller plc	52,818	1,157
Sage Group plc	116,443	435
Schroders plc	3,202	60
Scottish & Newcastle plc	16,660	261
Scottish & Southern Energy plc	65,754	1,833
Serco Group plc	5,648	51
Severn Trent plc	21,832	615
Signet Group plc	62,585	77
Smith & Nephew plc	149,103	1,972
Smiths Group plc	28,691	535
Stagecoach Group plc	20,194	97
Tate & Lyle plc	42,628	457
Taylor Wimpey plc	47,484	177
Tesco plc	465,421	3,516
TI Automotive Ltd., Class A (a)(d)(l)	1,505	—
Tomkins plc	73,941	262
Unilever plc	80,414	2,713
United Business Media plc	14,172	152
United Utilities plc	15,318	210
Vodafone Group plc	3,578,860	10,716
Whitbread plc	15,655	362
William Hill plc	32,757	244
Wolseley plc	43,851	461
WPP Group plc	134,008	1,598
Xstrata plc	62,671	4,389
Yell Group plc	35,425	108
		167,270
Total Common Stocks (Cost $703,069)		848,977

No. of Rights
Right (0.0%)
Japan (0.0%)
Dowa Holdings, Co., Ltd., expires 1/29/10 (Cost $—) (a)	49,000	—

Shares
Short-Term Investments (20.8%)
Securities held as Collateral on Loaned Securities (10.6%)
Investment Company (2.9%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (o)	29,436,120	29,436

	Face Amount (000)
Short-Term Debt (7.7%)
Alliance & Leicester plc,
3.08%, 9/2/08 (h)	$2,614	2,614
Bancaja,
4.04%, 11/12/08 (h)	1,307	1,307
Bank of New York Co., Inc.,
3.07%, 8/8/08 (h)	1,307	1,307

First Quarter Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

Active International Allocation Portfolio

	Face Amount (000)	Value (000)
Short-Term Debt (cont’d)
BASF AG,
3.89%, 8/19/08 (h)	$1,307	$1,307
CAM US Finance S.A. Unipersonal,
4.71%, 7/25/08 (h)	5,229	5,229
Canadian Imperial Bank of Commerce, New York,
2.42%, 7/28/08 (h)	2,614	2,614
CIT Group Holdings,
3.97%, 5/19/08 (h)	4,706	4,706
Citigroup Global Markets Holdings, Inc.,
3.01%, 4/1/08	18,166	18,166
First Tennessee Bank,
2.84%, 8/15/08 (h)	1,307	1,307
2.85%, 8/15/08 (h)	5,228	5,228
Goldman Sachs Group, Inc.,
2.89%, 9/12/08 (h)	1,307	1,307
HSBC Finance Corp.,
3.10%, 8/5/08 (h)	1,307	1,307
IBM Corp.,
3.09%, 9/8/08 (h)	5,228	5,228
Macquarie Bank Ltd.,
2.62%, 8/20/08 (h)	2,614	2,614
Metropolitan Life Global Funding,
2.59%, 8/21/08 (h)	3,921	3,921
National Bank of Canada,
3.11%, 4/2/08 (h)	5,228	5,228
National Rural Utilities Cooperative Finance Corp.,
3.13%, 9/2/08 (h)	5,229	5,229
Nationwide Building Society,
2.75%, 7/28/08 (h)	3,033	3,033
Unicredito Italiano Bank (Ireland) plc,
2.84%, 8/14/08 (h)	2,876	2,876
3.09%, 8/8/08 (h)	1,830	1,830
		76,358
		105,794

	Shares
Investment Company (10.2%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (o)	101,267,573	101,268
Total Short-Term Investments (Cost $207,062)		207,062
Total Investments (106.0%) (Cost $910,131) — including $103,493 of Securities Loaned (v)+		1,056,039
Liabilities in Excess of Other Assets (-6.0%)		(59,529)
Net Assets (100%)		$996,510

(a)	Non-income producing security.
(c)

All or portion of security on loan at March 31, 2008. At March 31, 2008, the Portfolio had loaned securities with a total value of $103,493,000. This was secured by collateral of $105,794,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments. The remaining collateral of $1,891,000 was received in the form of short-term pooled securities, which the Portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio of Investments.

(d)	Securities were valued at fair value — At March 31, 2008, the Portfolio held approximately $123,000 of fair valued securities, representing less than 0.05% of net assets.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2008.
(l)	Security has been deemed illiquid at March 31, 2008.
(o)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the three months ended March 31, 2008, advisory fees paid were reduced by approximately $24,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as interest from affiliates and totaled approximately $899,000. For the three months ended March 31, 2008, the approximate cost of purchases and sales in the Liquidity Fund were $97,524,000 and $38,307,000, respectively.

(v)

The approximate market value and percentage of the investments, $819,563,000 and 77.7%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments.

@	Value is less than $500.
+

At March 31, 2008, the U.S. Federal income tax cost basis of investments was approximately $910,131,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $145,908,000 of which $197,511,000 related to appreciated securities and $51,603,000 related to depreciated securities.

ADR	American Depositary Receipt
CVA	Certificaten Van Aandelen
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
EUR	11,155	$17,555	6/12/08	USD	17,400	$17,400	$(155)
EUR	5,216	8,209	6/12/08	USD	8,117	8,117	(92)
EUR	6,412	10,091	6/12/08	USD	9,787	9,787	(304)
EUR	7,089	11,156	6/12/08	USD	10,825	10,825	(331)
GBP	13	25	6/12/08	USD	25	25	— @
GBP	2,285	4,510	6/12/08	USD	4,583	4,583	73
GBP	16,884	33,320	6/12/08	USD	33,609	33,609	289
GBP	2,285	4,511	6/12/08	USD	4,552	4,552	41
HKD	254,210	32,726	6/12/08	USD	32,699	32,699	(27)
JPY	8,837,798	89,027	6/12/08	USD	85,916	85,916	(3,111)
JPY	1,197,280	12,060	6/12/08	USD	12,090	12,090	30
JPY	414,150	4,172	6/12/08	USD	4,185	4,185	13
JPY	394,749	3,977	6/12/08	USD	3,839	3,839	(138)
JPY	199,059	2,006	6/12/08	USD	1,933	1,933	(73)
JPY	742,833	7,483	6/12/08	USD	7,219	7,219	(264)
USD	25,141	25,141	6/12/08	AUD	27,420	24,818	(323)
USD	9,922	9,922	6/12/08	CHF	10,246	10,317	395
USD	31,083	31,083	6/12/08	EUR	20,353	32,031	948
USD	17,403	17,403	6/12/08	EUR	11,155	17,555	152
USD	17,599	17,599	6/12/08	EUR	11,204	17,632	33
USD	6,982	6,982	6/12/08	EUR	4,579	7,206	224
USD	15,638	15,638	6/12/08	EUR	10,247	16,126	488
USD	38,538	38,538	6/12/08	EUR	25,271	39,769	1,231
USD	17,022	17,022	6/12/08	EUR	11,155	17,555	533
USD	16,310	16,310	6/12/08	GBP	8,186	16,155	(155)

First Quarter Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

Active International Allocation Portfolio

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
USD	4,582	$4,582	6/12/08	GBP	2,285	$4,510	$(72)
USD	3,266	3,266	6/12/08	GBP	1,640	3,236	(30)
USD	1,107	1,107	6/12/08	GBP	555	1,096	(11)
USD	5,560	5,560	6/12/08	HKD	43,153	5,555	(5)
USD	9,338	9,338	6/12/08	HKD	72,586	9,345	7
USD	1,522	1,522	6/12/08	HKD	11,831	1,523	1
USD	11,629	11,629	6/12/08	JPY	1,197,280	12,061	432
USD	12,093	12,093	6/12/08	JPY	1,197,280	12,061	(32)
USD	17,599	17,599	6/12/08	JPY	1,721,605	17,342	(257)
USD	29,449	29,449	6/12/08	JPY	3,028,464	30,507	1,058
USD	29,296	29,296	6/12/08	JPY	3,017,855	30,400	1,104
USD	13,246	13,246	6/12/08	JPY	1,364,559	13,746	500
		$575,153				$577,325	$2,172

AUD — Australian Dollar
CHF — Swiss Franc
EUR — Euro
GBP — British Pound
HKD — Hong Kong Dollar
JPY — Japanese Yen
USD — United States Dollar

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)
Long:
CAC 40 Index (France)	108	$8,036	Apr-08	$302
DAX Index (Germany)	34	8,851	Jun-08	221
DJ Euro STOXX 50 (Germany)	520	29,135	Jun-08	176
FTSE 100 Index (United Kingdom)	86	9,743	Jun-08	277
Hang Seng Index (Hong Kong)	84	12,213	Apr-08	484
MSCI Index (Singapore)	302	9,969	Apr-08	(334)
SPI 200 (Australia)	137	16,890	Jun-08	228
				$1,354

First Quarter Report

March 31, 2008 (unaudited)

Portfolio of Investments

Emerging Markets Portfolio

	Shares	Value (000)
Common Stocks (98.8%)
Austria (0.1%)
Raiffeisen International Bank Holding AG	24,352	$3,333
Brazil (11.6%)
Banco do Brasil S.A.	946,504	12,471
Banco Itau Holding Financeira S.A. (Preference)	526,564	12,000
Banco Nacional S.A. (Preference) (a)(d)(l)	295,998,880	—
Cia Siderurgica Nacional S.A.	526,773	18,853
CVRD ADR (c)	2,122,019	61,857
CVRD, Class A (Preference)	56,084	1,618
Cyrela Brazil Realty S.A.	1,282,373	16,626
Gafisa S.A. (a)	453,410	7,519
Gafisa S.A. ADR (a)(c)	17,774	593
Investimentos Itau S.A. (Preference)	1,650,022	9,563
NET Servicos de Comunicacao S.A. (Preference) (a)	1,058,372	11,165
Perdigao S.A.	641,399	14,640
Petroleo Brasileiro S.A. ADR (c)	921,950	78,080
Petroleo Brasileiro S.A. (Preference)	509,136	21,445
Unibanco - Uniao de Bancos Brasileiros S.A.	324,342	3,776
Unibanco - Uniao de Bancos Brasileiros S.A. GDR	279,087	32,553
Usinas Siderurgicas de Minas Gerais S.A.	208,702	12,156
Usinas Siderurgicas de Minas Gerais S.A., Class A (Preference)	322,559	18,057
		332,972
China/Hong Kong (16.0%)
Belle International Holdings Ltd.	437,000	457
BYD Electronic International Co., Ltd. (a)	7,157,500	9,137
China Citic Bank, Class H (a)	4,827,000	2,571
China Coal Energy Co.	21,416,000	37,726
China Construction Bank Corp., Class H (c)	66,856,000	50,380
China COSCO Holdings Co., Ltd., Class H (c)	12,747,500	30,869
China Life Insurance Co., Ltd. (c)	1,104,000	3,826
China Mobile Ltd. (c)	6,410,500	95,896
China Overseas Land & Investment Ltd.	7,520,000	14,003
China Petroleum & Chemical Corp., Class H (c)	31,526,000	27,148
China Resources Power Holdings Co.	6,397,000	12,684
COSCO Pacific Ltd.	5,266,000	10,256
Datang International Power Generation Co., Ltd., Class H (c)	15,296,000	8,106
Dongfeng Motor Group Co., Ltd., Class H	31,159,000	13,993
GOME Electrical Appliances Holdings Ltd. (c)	18,385,000	42,210
Harbin Power Equipment, Class H	1,950,000	3,513
Industrial & Commercial Bank of China, Class H (c)	57,384,000	39,910
Maanshan Iron & Steel, Class H (c)	24,267,000	12,708
Ping An Insurance Group Co. of China Ltd., Class H (c)	3,636,500	25,729
Shanghai Industrial Holdings Ltd. (c)	4,695,000	17,832
Sino-Ocean Land Holdings Ltd. (a)(c)	382,000	378
		459,332
Czech Republic (1.3%)
Central European Media Enterprises Ltd. (a)(c)	282,632	24,089
Komercni Banka A/S	57,400	13,718
		37,807
Egypt (0.5%)
El Sewedy Cables Holding Co. (a)	508,615	13,463

India (8.2%)
Aban Offshore Ltd.	109,100	8,244
ABB Ltd.	543,210	16,060
Axis Bank Ltd.	986,100	19,530
Bharat Heavy Electricals Ltd.	226,390	11,687
Bharti Airtel Ltd. (a)	500,072	10,344
Deccan Chronicle Holdings Ltd.	2,251,920	9,101
Glenmark Pharmaceuticals Ltd.	1,179,497	14,398
GVK Power & Infrastructure Ltd. (a)	6,191,940	6,229
HDFC Bank Ltd.	391,200	12,947
HDFC Bank Ltd. ADR (c)	137,900	13,547
Hindustan Unilever Ltd.	1,189,000	6,832
Housing Development Finance Corp.	185,500	11,059
India Cements Ltd.	1,438,792	6,711
Infosys Technologies Ltd.	249,672	8,994
Infrastructure Development Finance Co., Ltd.	1,570,600	5,939
Maruti Suzuki India Ltd.	400,000	8,257
Oil & Natural Gas Corp., Ltd.	248,500	6,085
Praj Industries Ltd.	1,346,800	4,601
Reliance Industries Ltd. (a)	556,800	31,552
Steel Authority of India Ltd.	1,977,300	9,186
Television Eighteen India Ltd. (d)	634,100	7,495
Zee Entertainment Enterprises Ltd.	1,178,763	7,260
		236,058
Indonesia (3.3%)
Astra International Tbk PT	6,880,500	18,251
Bank Central Asia Tbk PT	26,358,500	9,363
Bank Mandiri Persero Tbk PT	10,401,500	3,586
Bank Rakyat Indonesia Tbk PT	12,053,000	8,304
Bumi Resources Tbk PT	42,761,500	29,104
International Nickel Indonesia Tbk PT	7,562,000	5,786
Perusahaan Gas Negara PT	2,472,000	3,824
Telekomunikasi Indonesia Tbk PT	15,037,500	15,879
		94,097
Luxembourg (0.7%)
Millicom International Cellular S.A. (a)(c)	216,015	20,424

First Quarter Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

Emerging Markets Portfolio

	Shares	Value (000)
Malaysia (1.3%)
Hap Seng Plantations Holdings Bhd	549,000	$487
IOI Corp. Bhd	9,368,150	20,894
Sime Darby Bhd (a)	5,127,000	15,046
		36,427
Mexico (7.5%)
America Movil S.A.B. de C.V., Class L ADR	1,537,070	97,896
Corp. GEO S.A.B. de C.V., Class B (a)	2,675,314	8,544
Desarrolladora Homex S.A.B. de C.V. ADR (a)(c)	215,257	12,496
Empresas ICA S.A.B. de C.V. (a)(c)	2,117,400	12,554
Grupo Financiero Banorte S.A.B. de C.V., Class O (c)	5,463,800	23,744
Grupo Mexico S.A.B. de C.V., Class B	1,380,100	9,167
Urbi Desarrollos Urbanos S.A. de C.V. (a)(c)	2,727,600	8,893
Wal-Mart de Mexico S.A.B. de C.V. ADR (c)	303,243	12,759
Wal-Mart de Mexico S.A.B. de C.V., Class V (c)	6,609,086	27,870
		213,923
Nigeria (0.5%)
Guaranty Trust Bank GDR	932,286	13,933

Oman (1.2%)
Bank Muscat SAOG	5,080,164	26,199
Bank Muscat SAOG (Registered) GDR	427,829	8,931
		35,130
Pakistan (1.4%)
MCB Bank Ltd.	1,416,600	9,392
National Bank of Pakistan	2,749,780	10,221
Oil and Gas Development Co., Ltd.	4,635,100	9,904
Pakistan State Oil Co., Ltd.	653,400	5,563
Pakistan Telecommunication Co., Ltd.	7,087,500	5,133
		40,213
Philippines (0.1%)
PNOC Energy Development Corp.	19,010,500	2,688

Poland (3.3%)
Bank Pekao S.A.	275,113	24,417
Bank Zachodni WBK S.A.	162,215	13,479
Budimex S.A. (a)	139,357	5,252
Getin Holding S.A. (a)	2,327,985	13,020
KGHM Polska Miedz S.A.	80,859	3,721
PBG S.A. (a)	59,630	8,581
Polimex Mostostal S.A.	2,789,150	10,037
TVN S.A.	1,646,075	16,983
		95,490
Qatar (0.8%)
Commercial Bank of Qatar	578,913	23,309
Industries Qatar	7,565	271
		23,580
Russia (12.2%)
Alliance Cellulose Ltd. (a)(d)(l)	592,359	—
CTC Media, Inc. (a)(c)	884,278	24,539
Eurasia Drilling Co., Ltd. GDR (a)	83,701	1,963
Eurasia Drilling Co., Ltd. GDR (a)(e)	655,353	15,374
Evraz Group S.A. GDR	176,624	15,241
LUKOIL ADR	332,294	28,538
Mechel ADR (c)	145,063	16,507
MMC Norilsk Nickel ADR (c)	1,353,128	38,118
OAO Gazprom ADR	2,785,660	142,179
Rosneft Oil Co. GDR	996,600	8,987
Severstal GDR	422,675	9,561
Vimpel-Communications ADR	1,420,092	42,447
Wimm-Bill-Dann Foods OJSC ADR (c)	76,488	7,838
		351,292
South Africa (4.9%)
ArcelorMittal South Africa Ltd.	1,090,241	26,492
Exxaro Resources Ltd.	1,229,900	16,787
MTN Group Ltd. (c)	2,885,089	43,781
Murray & Roberts Holdings Ltd.	1,058,336	12,468
Raubex Group Ltd.	2,632,142	11,713
Sasol Ltd.	601,271	28,968
		140,209
South Korea (11.6%)
Amorepacific Corp.	12,487	6,753
Cheil Communications, Inc.	43,100	10,369
Cheil Industries, Inc.	192,557	9,382
GS Engineering & Construction Corp.	59,707	8,769
Hite Brewery Co., Ltd.	78,032	8,793
Hynix Semiconductor, Inc. (a)	108,870	3,067
Hyundai Heavy Industries	57,159	21,445
Hyundai Motor Co.	445,433	35,540
Korean Air Lines Co., Ltd.	85,733	4,647
LG Chem Ltd.	161,867	12,119
LG Display Co., Ltd.	482,576	21,591
LG Electronics, Inc.	165,189	21,230
NHN Corp. (a)	102,074	23,876
POSCO	35,081	16,793
Samsung Electronics Co., Ltd.	65,860	41,849
Samsung Electronics Co., Ltd. (Preference)	30,624	13,909
Samsung Fire & Marine Insurance Co., Ltd.	67,471	13,949
Shinhan Financial Group Co., Ltd.	414,824	21,919
SSCP Co., Ltd. (a)	315,149	7,135
STX Pan Ocean Co., Ltd. (c)	5,886,000	12,213
Woongjin Coway Co., Ltd.	586,572	17,729
		333,077
Taiwan (8.8%)
Asustek Computer, Inc.	7,933,494	23,296
AU Optronics Corp.	19,251,481	33,154
Cathay Financial Holding Co., Ltd.	9,445,000	24,317
China Steel Corp.	13,494,000	21,356
Chinatrust Financial Holding Co., Ltd. (a)	19,209,000	18,680
Epistar Corp.	351,000	993
First Financial Holding Co., Ltd.	8,616,000	9,046
Formosa Plastics Corp.	8,835,000	26,771
Foxconn Technology Co., Ltd.	913,400	5,475
High Tech Computer Corp.	663,000	14,935
InnoLux Display Corp.	356,000	950
InnoLux Display Corp. GDR (a)	481,695	2,456
Taiwan Cement Corp.	13,059,000	25,657

First Quarter Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

Emerging Markets Portfolio

	Shares	Value (000)
Taiwan (cont’d)
Taiwan Semiconductor Manufacturing Co., Ltd.	12,832,000	$26,717
Yang Ming Marine Transport Corp.	10,951,402	8,647
Yuanta Financial Holding Co., Ltd. (a)	9,742,000	9,240
		251,690
Thailand (2.0%)
Advanced Info Service PCL NVDR (c)	1,649,500	5,257
Bangkok Bank PCL NVDR	2,614,500	11,246
Kasikornbank PCL NVDR (Preferred) (a)	3,731,100	10,717
Land and Houses PCL NVDR	5,636,800	1,761
PTT Exploration & Production, Class F	2,317,300	11,157
PTT PCL (Foreign)	927,200	9,363
Siam Commercial Bank PCL, Class F (a)	2,634,900	7,602
		57,103
Turkey (1.5%)
Aksigorta A.S. (a)	1,367,056	4,981
Asya Katilim Bankasi A.S. (a)	1,089,000	6,818
Tekfen Holding A.S. (a)	2,540,195	12,570
Turkcell Iletisim Hizmet A.S.	1,453,805	12,284
Turkiye Garanti Bankasi A.S.	1,144,883	5,148
Yapi ve Kredi Bankasi A.S. (a)	1	—	@
		41,801
Total Common Stocks (Cost $2,423,236)		2,834,042

Investment Company (0.7%)
India (0.7%)
Morgan Stanley Growth Fund (o) (Cost $3,416)	17,282,900	21,224
Short-Term Investments (9.6%)
Securities held as Collateral on Loaned Securities (8.0%)
Investment Company (2.2%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (o)	63,805,173	63,805

	Face Amount (000)
Short-Term Debt (5.8%)
Alliance & Leicester plc,
3.08%, 9/2/08 (h)	$5,667	5,667
Bancaja,
4.04%, 11/12/08 (h)	2,833	2,833
Bank of New York Co., Inc.,
3.07%, 8/8/08 (h)	2,833	2,833
BASF AG,
3.89%, 8/19/08 (h)	2,833	2,833
CAM US Finance S.A. Unipersonal,
4.71%, 7/25/08 (h)	11,333	11,333
Canadian Imperial Bank of Commerce, New York,
2.42%, 7/28/08 (h)	5,667	5,667
CIT Group Holdings,
3.97%, 5/19/08 (h)	10,200	10,200
Citigroup Global Markets Holdings, Inc.,
3.01%, 4/1/08	39,376	39,376
First Tennessee Bank,
2.84%, 8/15/08 (h)	2,833	2,833
2.85%, 8/15/08 (h)	11,333	11,333
Goldman Sachs Group, Inc.,
2.89%, 9/12/08 (h)	2,833	2,833
HSBC Finance Corp.,
3.10%, 8/5/08 (h)	2,833	2,833
IBM Corp.,
3.09%, 9/8/08 (h)	11,333	11,333
Macquarie Bank Ltd.,
2.62%, 8/20/08 (h)	5,667	5,667
Metropolitan Life Global Funding,
2.59%, 8/21/08 (h)	8,500	8,500
National Bank of Canada,
3.11%, 4/2/08 (h)	11,333	11,333
National Rural Utilities Cooperative Finance Corp.,
3.13%, 9/2/08 (h)	11,333	11,333
Nationwide Building Society,
2.75%, 7/28/08 (h)	6,573	6,573
Unicredito Italiano Bank (Ireland) plc,
2.84%, 8/14/08 (h)	6,233	6,233
3.09%, 8/8/08 (h)	3,967	3,967
		165,513
		229,318

	Shares
Investment Company (1.6%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (o)	45,389,456	45,389
Total Short-Term Investments (Cost $274,707)		274,707
Total Investments (109.1%) (Cost $2,701,359) — including $218,800 of Securities Loaned (v)+		3,129,973
Liabilities in Excess of Other Assets (-9.1%)		(260,398)
Net Assets (100%)		$2,869,575

(a)	Non-income producing security.
(c)

All or portion of security on loan at March 31, 2008. At March 31, 2008, the Portfolio had loaned securities with a total value of $218,800,000. This was secured by collateral of $229,318,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments. The remaining collateral of $2,537,000 was received in the form of short-term pooled securities, which the Portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio of Investments.

(d)	Securities were valued at fair value — At March 31, 2008, the Portfolio held approximately $7,495,000 of fair valued securities, representing 0.3% of net assets.
(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2008.
(l)	Security has been deemed illiquid at March 31, 2008.

First Quarter Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

Emerging Markets Portfolio

(o)

The Morgan Stanley Growth Fund, acquired at a cost of $3,415,000 is advised by an affiliate of the Adviser. During the three months ended March 31, 2008, there were no purchases or sales of this security. The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the three months ended March 31, 2008, advisory fees paid were reduced by approximately $8,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as interest from affiliates and totaled approximately $304,000. For the three months ended March 31, 2008, the approximate cost of purchases and sales in the Liquidity Fund were $282,208,000 and $208,581,000, respectively.

(v)

The approximate market value and percentage of the investments, $2,155,912,000 and 68.9%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments.

@	Value is less than $500.
+

At March 31, 2008, the U.S. Federal income tax cost basis of investments was approximately $2,701,359,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $428,614,000 of which $582,285,000 related to appreciated securities and $153,671,000 related to depreciated securities.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
IDR	3,771,063	$410	4/1/08	USD	409	$409	$(1)
PLN	1,991	895	4/1/08	USD	891	891	(4)
USD	2,031	2,031	4/2/08	EUR	1,288	2,033	2
USD	1,345	1,345	4/3/08	EUR	851	1,343	(2)
USD	11,224	11,224	4/1/08	HKD	87,349	11,224	—	@
USD	4,575	4,575	4/2/08	PLN	10,202	4,585	10
USD	1,896	1,896	4/3/08	PLN	4,219	1,896	—	@
USD	408	408	4/1/08	THB	12,860	408	—	@
USD	563	563	4/1/08	THB	17,720	563	—	@
USD	275	275	4/1/08	THB	8,662	275	—	@
USD	563	563	4/1/08	THB	17,720	563	—	@
USD	870	870	4/1/08	THB	27,386	870	—	@
ZAR	12,075	1,489	4/2/08	USD	1,500	1,500	11
ZAR	9,626	1,186	4/3/08	USD	1,208	1,208	22
ZAR	39,065	4,815	4/4/08	USD	4,816	4,816	1
ZAR	1,329	163	4/7/08	USD	163	163	—	@
		$32,708				$32,747	$39

EUR	—	Euro
HKD	—	Hong Kong Dollar
IDR	—	Indonesian Rupiah
PLN	—	Polish Zloty
THB	—	Thailand Baht
USD	—	United States Dollar
ZAR	—	South African Rand

First Quarter Report

March 31, 2008 (unaudited)

Portfolio of Investments

Global Franchise Portfolio

	Shares	Value (000)
Common Stocks (95.4%)
Finland (3.9%)
Kone Oyj, Class B	112,313	$4,614

France (4.7%)
Pernod-Ricard S.A.	30,661	3,157
Sanofi-Aventis S.A.	31,955	2,398
		5,555
Ireland (2.0%)
C&C Group plc	380,066	2,370

Japan (2.5%)
Kao Corp.	104,000	2,949

Netherlands (8.4%)
Reed Elsevier N.V.	260,015	4,961
Wolters Kluwer N.V.	181,740	4,815
		9,776
Sweden (4.4%)
Swedish Match AB	234,719	5,115

Switzerland (6.0%)
Nestle S.A. (Registered)	7,695	3,847
Novartis AG (Registered)	60,967	3,126
		6,973
United Kingdom (36.2%)
British American Tobacco plc	280,901	10,541
Cadbury Schweppes plc	466,815	5,127
Diageo plc	145,903	2,941
Experian Group Ltd.	425,925	3,102
Imperial Tobacco Group plc	144,992	6,670
Reckitt Benckiser Group plc	101,972	5,648
Unilever plc	146,314	4,936
WPP Group plc	288,339	3,439
		42,404
United States (27.3%)
Altria Group, Inc.	80,119	1,779
Brown-Forman Corp., Class B	38,365	2,541
Career Education Corp. (a)	88,591	1,127
Estee Lauder Cos., Inc. (The)	20,786	953
Fortune Brands, Inc.	46,171	3,209
Harley-Davidson, Inc.	78,684	2,951
Kellogg Co.	62,678	3,294
Moody’s Corp.	65,763	2,290
Pfizer, Inc.	105,616	2,211
Philip Morris International, Inc. (a)	80,119	4,052
Procter & Gamble Co.	30,796	2,158
Scotts Miracle-Gro Co. (The), Class A	66,050	2,141
Weight Watchers International, Inc.	69,768	3,232
		31,938
Total Common Stocks (Cost $94,874)		111,694
Short-Term Investment (4.7%)
Investment Company (4.7%)
Morgan Stanley Institutional Liquidity Government Portfolio — Institutional Class (Cost $5,493) (o)	5,492,966	5,493
Total Investments (100.1%) (Cost $100,367) (v)+		117,187
Liabilities in Excess of Other Assets (-0.1%)		(76)
Net Assets (100%)		$117,111

(a)	Non-income producing security.
(o)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Government Portfolio — Institutional Class  (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the three months ended March 31, 2008, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as interest from affiliates and totaled approximately $31,000. For the three months ended March 31, 2008, the approximate cost of purchases and sales in the Liquidity Fund were $16,919,000 and $13,695,000, respectively.

(v)

The approximate market value and percentage of the investments, $79,756,000 and 68.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments.

+

At March 31, 2008, the U.S. Federal income tax cost basis of investments was approximately $100,367,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $16,820,000 of which $24,337,000 related to appreciated securities and $7,517,000 related to depreciated securities.

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
GBP	10,400	$20,608	4/24/08	USD	20,168	$20,168	$(440)
USD	2,607	2,607	4/24/08	GBP	1,300	2,576	(31)
		$23,215				$22,744	$(471)

GBP — British Pound
USD — United States Dollar

First Quarter Report

March 31, 2008 (unaudited)

Portfolio of Investments

Global Real Estate Portfolio

	Shares	Value (000)
Common Stocks (97.8%)
Australia (8.0%)
Centro Properties Group REIT	2,346,000	$744
CFS Retail Property Trust REIT	1,285,817	2,550
Dexus Property Group REIT	1,760,161	2,740
Goodman Group REIT	1,042,486	4,130
GPT Group REIT	1,268,023	3,813
Mirvac Group REIT	528,338	1,960
Stockland REIT	1,392,671	8,925
Westfield Group REIT	1,811,815	29,586
		54,448
Austria (0.7%)
CA Immobilien Anlagen AG (a)	15,458	330
Conwert Immobilien Invest SE (a)	94,857	1,595
IMMOFINANZ AG	285,690	3,094
		5,019
Brazil (0.3%)
BR Malls Participacoes S.A. (a)	214,100	1,903

Canada (0.2%)
Extendicare REIT	52,400	598
RioCan REIT	37,700	760
		1,358
Finland (0.5%)
Citycon Oyj	79,580	487
Sponda Oyj	237,258	3,098
		3,585
France (4.1%)
Fonciere Des Regions REIT	11,368	1,673
Gecina S.A. REIT	10,994	1,642
ICADE REIT	1,075	160
Klepierre REIT	47,819	2,934
Silic REIT	17,384	2,636
Unibail-Rodamco REIT	72,046	18,567
		27,612
Germany (0.7%)
Alstria Office AG REIT (a)	141,617	2,991
IVG Immobilien AG	51,488	1,440
		4,431
Hong Kong (15.6%)
Agile Property Holdings Ltd.	489,000	520
China Overseas Land & Investment Ltd.	4,053,000	7,547
China Resources Land Ltd.	2,079,000	3,629
Guangzhou R&F Properties Co., Ltd., Class H	3,599,500	9,657
Hang Lung Properties Ltd.	2,238,000	7,998
Henderson Land Development Co., Ltd.	1,366,000	9,863
Hongkong Land Holdings Ltd.	3,350,000	13,893
Hysan Development Co., Ltd.	1,373,430	3,843
Kerry Properties Ltd.	1,496,627	9,107
KWG Property Holding Ltd. (a)	1,946,500	1,659
Mandarin Oriental International Ltd.	65,000	124
New World Development Ltd.	1,005,870	2,434
Shimao Property Holdings Ltd.	553,500	991
Sino Land Co.	191,000	417
Sun Hung Kai Properties Ltd.	2,090,000	32,917
Swire Pacific Ltd., Class A	127,000	1,441
		106,040
Italy (0.4%)
Beni Stabili S.p.A.	1,703,085	2,136
Risanamento S.p.A. (a)	259,951	765
		2,901
Japan (15.0%)
Goldcrest Co., Ltd.	67,170	1,547
Japan Real Estate Investment Corp. REIT	377	4,396
KK DaVinci Advisors (a)	999	769
Mitsubishi Estate Co., Ltd.	1,439,000	35,044
Mitsui Fudosan Co., Ltd.	1,292,000	26,292
Mori Trust Sogo REIT, Inc. REIT	39	335
Nippon Building Fund, Inc. REIT	549	7,010
Nomura Real Estate Office Fund, Inc. REIT	89	723
NTT Urban Development Corp.	4,324	6,301
Sumitomo Realty & Development Co., Ltd.	1,037,000	18,712
TOC Co., Ltd.	70,500	530
		101,659
Netherlands (1.0%)
Corio N.V. REIT	34,506	3,023
Eurocommercial Properties N.V. CVA REIT	31,481	1,759
Wereldhave N.V. REIT	18,402	2,270
		7,052
Singapore (3.5%)
CapitaCommercial Trust REIT	88,000	143
CapitaLand Ltd.	1,136,000	5,299
CapitaMall Trust REIT	715,000	1,812
CapitaRetail China Trust REIT	745,100	709
Macquarie MEAG Prime REIT	3,403,000	3,042
United Industrial Corp., Ltd.	5,456,000	10,945
Wheelock Properties S Ltd.	1,113,000	1,607
		23,557
Sweden (0.8%)
Castellum AB	138,084	1,688
Hufvudstaden AB, Class A	333,745	3,511
		5,199
Switzerland (0.3%)
PSP Swiss Property AG (Registered) (a)	25,355	1,712

United Kingdom (10.4%)
Big Yellow Group plc REIT	273,277	2,357
British Land Co. plc REIT	627,047	11,415
Brixton plc REIT	544,118	3,563
Capital & Regional plc	263,030	2,866
Derwent London plc REIT	114,703	3,457
Grainger plc	286,022	2,332
Great Portland Estates plc REIT	349,784	3,675
Hammerson plc REIT	321,773	7,113
Invista Foundation Property Trust Ltd. REIT	84,759	108
Land Securities Group plc REIT	490,224	14,679
Liberty International plc REIT	244,083	4,725
Millennium & Copthorne Hotels plc	145,360	1,197
Minerva plc (a)	712,164	1,357
Quintain Estates & Development plc	287,511	2,572
Safestore Holdings plc	377,610	1,206
Segro plc REIT	560,982	5,655
Shaftesbury plc REIT	92,750	1,063

First Quarter Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

Global Real Estate Portfolio

	Shares	Value (000)
United Kingdom (cont’d)
Unite Group plc	238,664	$1,551
		70,891
United States (36.3%)
Acadia Realty Trust REIT (c)	90,797	2,193
AMB Property Corp. REIT	80,568	4,385
Apartment Investment & Management Co. REIT	5	—	@
Assisted Living Concepts, Inc., Class A (a)(c)	288,690	1,700
AvalonBay Communities, Inc. REIT	158,098	15,260
Boston Properties, Inc. REIT	133,815	12,320
Brandywine Realty Trust REIT	2,924	50
BRE Properties, Inc. REIT (c)	63,380	2,888
Brookdale Senior Living, Inc.	104,320	2,493
Brookfield Properties Corp.	684,228	13,212
Camden Property Trust REIT	133,503	6,702
Care Investment Trust, Inc. REIT	23,780	251
Cedar Shopping Centers, Inc. REIT (c)	17,156	200
DCT Industrial Trust, Inc. REIT (c)	118,865	1,184
Developers Diversified Realty Corp. REIT	36,790	1,541
DiamondRock Hospitality Co. REIT	45,070	571
Douglas Emmett, Inc. REIT	59,525	1,313
Duke Realty Corp. REIT (c)	273,510	6,239
Equity Lifestyle Properties, Inc. REIT (c)	88,286	4,359
Equity One, Inc. REIT	7,465	179
Equity Residential REIT	424,356	17,607
Essex Property Trust, Inc. REIT (c)	16,186	1,845
Exeter Industrial Value Fund LP (d)	457,857	400
Federal Realty Investment Trust REIT (c)	65,352	5,094
Forest City Enterprises, Inc., Class A (c)	156,641	5,764
General Growth Properties, Inc. REIT	147,461	5,629
GMH Communities Trust REIT	66,290	575
Healthcare Realty Trust, Inc. REIT (c)	216,620	5,665
Hersha Hospitality Trust REIT (c)	91,506	826
Highwoods Properties, Inc. REIT	4,000	124
Host Hotels & Resorts, Inc. REIT (c)	787,594	12,539
Kilroy Realty Corp. REIT (c)	33,295	1,635
LaSalle Hotel Properties REIT	15,330	440
Liberty Property Trust REIT	244,744	7,614
Macerich Co. (The) REIT	84,781	5,958
Mack-Cali Realty Corp. REIT (c)	197,595	7,056
Morgans Hotel Group Co. (a)	116,881	1,732
Parkway Properties, Inc. REIT	3,422	126
Post Properties, Inc. REIT	143,121	5,527
Prologis REIT	79,347	4,670
PS Business Parks, Inc. REIT (c)	31,563	1,638
Public Storage REIT	56,303	4,990
Ramco-Gershenson Properties Trust REIT (c)	33,055	698
Regency Centers Corp. REIT (c)	139,315	9,022
Senior Housing Properties Trust REIT (c)	182,321	4,321
Simon Property Group, Inc. REIT	239,673	22,268
SL Green Realty Corp. REIT (c)	16,568	1,350
Sovran Self Storage, Inc. REIT (c)	51,809	2,213
Starwood Hotels & Resorts Worldwide, Inc.	342,957	17,748
Strategic Hotels & Resorts, Inc. REIT	236,238	3,102
Sunstone Hotel Investors, Inc. REIT	20	—	@
Taubman Centers, Inc. REIT	33,866	1,764
U-Store-It Trust REIT	14,310	162
Ventas, Inc. REIT	6,410	288
Vornado Realty Trust REIT	105,845	9,125
Weingarten Realty Investors REIT	7,820	269
		246,824
Total Common Stocks (Cost $739,732)		664,191

Investment Company (0.5%)
Netherlands (0.5%)
ProLogis European Properties (Cost $3,157)	188,930	2,995

Short-Term Investments (2.4%)
Securities held as Collateral on Loaned Securities (0.7%)
Investment Company (0.2%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (o)	1,371,730	1,372

	Face Amount (000)
Short-Term Debt (0.5%)
Alliance & Leicester plc,
3.08%, 9/2/08 (h)	$122	$122
Bancaja,
4.04%, 11/12/08 (h)	61	61
Bank of New York Co., Inc.,
3.07%, 8/8/08 (h)	61	61
BASF AG,
3.89%, 8/19/08 (h)	61	61
CAM US Finance S.A. Unipersonal,
4.71%, 7/25/08 (h)	244	244
Canadian Imperial Bank of Commerce, New York,
2.42%, 7/28/08 (h)	122	122
CIT Group Holdings,
3.97%, 5/19/08 (h)	219	219
Citigroup Global Markets Holdings, Inc.,
3.01%, 4/1/08	846	846
First Tennessee Bank,
2.84%, 8/15/08 (h)	61	61
2.85%, 8/15/08 (h)	243	243
Goldman Sachs Group, Inc.,
2.89%, 9/12/08 (h)	61	61
HSBC Finance Corp.,
3.10%, 8/5/08 (h)	61	61
IBM Corp.,
3.09%, 9/8/08 (h)	244	244
Macquarie Bank Ltd.,
2.62%, 8/20/08 (h)	122	122

First Quarter Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

Global Real Estate Portfolio

	Face Amount (000)	Value (000)
Metropolitan Life Global Funding,
2.59%, 8/21/08 (h)	$183	$183
National Bank of Canada,
3.11%, 4/2/08 (h)	243	243
National Rural Utilities Cooperative Finance Corp.,
3.13%, 9/2/08 (h)	244	244
Nationwide Building Society,
2.75%, 7/28/08 (h)	141	141
Unicredito Italiano Bank (Ireland) plc,
2.84%, 8/14/08 (h)	134	134
3.09%, 8/8/08 (h)	85	85
		3,558
		4,930

	Shares
Investment Company (1.7%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (o)	11,623,136	11,623
Total Short-Term Investments (Cost $16,553)		16,553
Total Investments (100.7%) (Cost $759,442) — including $4,826 of Securities Loaned (v)+		683,739
Liabilities in Excess of Other Assets (-0.7%)		(4,632)
Net Assets (100%)		$679,107

(a)	Non-income producing security.
(c)

All or portion of security on loan at March 31, 2008. At March 31, 2008, the Portfolio had loaned securities with a total value of $4,826,000. This was secured by collateral of $4,930,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments.

(d)	Securities were valued at fair value — At March 31, 2008, the Portfolio held approximately $400,000 of fair valued securities, representing 0.1% of net assets.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2008.
(o)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the three months ended March 31, 2008, advisory fees paid were reduced by approximately $4,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as interest from affiliates and totaled approximately $170,000. For the three months ended March 31, 2008, the approximate cost of purchases and sales in the Liquidity Fund were $87,222,000 and $74,227,000, respectively.

(v)

The approximate market value and percentage of the investments, $417,101,000 and 61.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments.

@	Value is less than $500.
+

At March 31, 2008, the U.S. Federal income tax cost basis of investments was approximately $759,442,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $75,703,000 of which $8,956,000 related to appreciated securities and $84,659,000 related to depreciated securities.

CVA	Certificaten Van Aandelen
REIT	Real Estate Investment Trust

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
AUD	89	$81	4/1/08	USD	82	$82	$1
AUD	71	65	4/2/08	USD	65	65	—	@
EUR	929	1,466	4/2/08	GBP	739	1,466	—	@
EUR	1,263	1,817	12/24/07	USD	1,817	1,817	—
GBP	107	212	4/1/08	EUR	135	213	1
USD	1,817	1,817	12/21/07	EUR	1,263	1,817	—
USD	2,327	2,327	4/1/08	JPY	229,465	2,302	(25)
USD	334	334	4/2/08	JPY	33,348	335	1
USD	118	118	4/1/08	SGD	163	118	—	@
USD	25	25	4/2/08	SGD	34	25	—	@
		$8,262				$8,240	$(22)

AUD	—	Australian Dollar
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
SGD	—	Singapore Dollar
USD	—	United States Dollar

First Quarter Report

March 31, 2008 (unaudited)

Portfolio of Investments  (cont’d)

Global Value Equity Portfolio

	Shares	Value (000)
Common Stocks (97.1%)
Australia (2.6%)
Boral Ltd.	51,352	$295
Foster’s Group Ltd.	67,877	318
Goodman Fielder Ltd.	590,715	973
		1,586
France (7.7%)
BNP Paribas	16,237	1,641
Lafarge S.A.	7,915	1,378
Sanofi-Aventis S.A.	8,823	662
Total S.A.	13,589	1,010
		4,691
Germany (3.3%)
Bayerische Motoren Werke AG	11,834	653
Daimler AG (c)	13,313	1,137
Qimonda AG ADR (a)(c)	61,465	265
		2,055
Ireland (2.8%)
Bank of Ireland	52,567	782
Kerry Group plc, Class A	30,399	953
		1,735
Italy (1.2%)
ENI S.p.A.	20,980	715

Japan (11.1%)
Astellas Pharma, Inc.	11,300	439
Canon, Inc.	15,500	718
Kao Corp.	33,000	936
Keihin Corp. (c)	54,800	795
Kuraray Co., Ltd.	26,500	320
Mitsui Sumitomo Insurance Co., Ltd.	46,000	465
Nissan Motor Co., Ltd. (c)	70,200	583
Sankyo Co.	18,200	1,087
Sumitomo Electric Industries Ltd. (c)	48,600	617
Takeda Pharmaceutical Co., Ltd.	16,500	834
		6,794
Netherlands (4.7%)
Aegon N.V.	58,042	855
Koninklijke Philips Electronics N.V.	6,348	243
Unilever N.V. CVA	34,935	1,174
Wolters Kluwer N.V.	22,330	592
		2,864
Norway (1.5%)
StatoilHydro ASA	31,183	938

Singapore (0.9%)
ComfortDelgro Corp., Ltd.	424,000	564

South Korea (0.7%)
SK Telecom Co., Ltd. ADR (c)	20,161	436

Spain (3.9%)
Banco Bilbao Vizcaya Argentaria S.A.	43,529	959
Telefonica S.A.	50,190	1,442
		2,401
Sweden (1.0%)
Telefonaktiebolaget LM Ericsson, Class B	304,366	598

Switzerland (2.5%)
Novartis AG (Registered)	24,022	1,232
UBS AG (Registered)	9,481	276
		1,508
Taiwan (1.0%)
Chunghwa Telecom Co., Ltd. ADR (c)	22,562	587

United Kingdom (18.5%)
Barclays plc	161,187	1,459
Cadbury Schweppes plc	139,245	1,529
Imperial Tobacco Group plc	32,725	1,505
Old Mutual plc	234,784	515
Premier Foods plc	219,272	488
Reed Elsevier plc	58,275	743
Rolls-Royce Group plc, Class B (a)	69,962	12
Rolls-Royce Group plc (a)	69,136	553
Royal Bank of Scotland Group plc	102,650	687
Royal Dutch Shell plc ADR	16,270	1,122
Vodafone Group plc	220,953	662
WM Morrison Supermarkets plc	176,619	966
WPP Group plc	94,038	1,122
		11,363
United States (33.7%)
Alcoa, Inc.	14,113	509
Altria Group, Inc.	28,269	627
American Capital Strategies Ltd. (c)	19,854	678
American Electric Power Co., Inc.	7,954	331
American International Group, Inc.	12,509	541
Arrow Electronics, Inc. (a)	19,007	640
AT&T, Inc.	10,665	408
Bank of New York/Mellon Corp. (The)	22,045	920
Chevron Corp.	15,144	1,293
Citigroup, Inc.	24,025	515
Covidien Ltd.	16,423	727
Dominion Resources, Inc. (c)	12,516	511
EMC Corp. (a)	46,345	665
Freddie Mac (c)	21,392	542
Hewlett-Packard Co.	16,024	732
Illinois Tool Works, Inc.	12,650	610
Ingersoll-Rand Co., Ltd., Class A (c)	14,564	649
International Business Machines Corp.	15,077	1,736
Marsh & McLennan Cos., Inc. (c)	32,522	792
Peabody Energy Corp.	16,077	820
Pfizer, Inc.	22,071	462
Philip Morris International, Inc. (a)	28,269	1,430
Schering-Plough Corp.	25,181	363
Tyco International Ltd.	20,031	882
UnitedHealth Group, Inc.	26,791	920
Verizon Communications, Inc.	15,554	567
Viacom, Inc., Class B (a)(c)	7,123	282
Weyerhaeuser Co. (c)	4,647	302

First Quarter Report

March 31, 2008 (unaudited)

Portfolio of Investments  (cont’d)

Global Real Estate Portfolio

	Shares	Value (000)
United States (cont’d)
Wyeth	28,494	$1,190
		20,644
Total Common Stocks (Cost $52,744)		59,479

Investment Company (1.5%)
Ireland (1.5%)
iShares MSCI World Index Fund (Cost $936)	30,227	929

Short-Term Investments (6.4%)
Securities held as Collateral on Loaned Securities (5.4%)
Investment Company (1.5%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (o)	920,316	920

	Face Amount (000)
Short-Term Debt (3.9%) Alliance & Leicester plc, 3.08%, 9/2/08 (h)	$82	82
Bancaja,
4.04%, 11/12/08 (h)	41	41
Bank of New York Co., Inc.,
3.07%, 8/8/08 (h)	41	41
BASF AG,
3.89%, 8/19/08 (h)	41	41
CAM US Finance S.A. Unipersonal,
4.71%, 7/25/08 (h)	164	164
Canadian Imperial Bank of Commerce, New York,
2.42%, 7/28/08 (h)	82	82
CIT Group Holdings,
3.97%, 5/19/08 (h)	147	147
Citigroup Global Markets Holdings, Inc.,
3.01%, 4/1/08	568	568
First Tennessee Bank,
2.84%, 8/15/08 (h)	41	41
2.85%, 8/15/08 (h)	163	163
Goldman Sachs Group, Inc.,
2.89%, 9/12/08 (h)	41	41
HSBC Finance Corp.,
3.10%, 8/5/08 (h)	41	41
IBM Corp.,
3.09%, 9/8/08 (h)	163	163
Macquarie Bank Ltd.,
2.62%, 8/20/08 (h)	82	82
Metropolitan Life Global Funding,
2.59%, 8/21/08 (h)	123	123
National Bank of Canada,
3.11%, 4/2/08 (h)	163	163
National Rural Utilities Cooperative Finance Corp.,
3.13%, 9/2/08 (h)	163	163
Nationwide Building Society,
2.75%, 7/28/08 (h)	95	95
Unicredito Italiano Bank (Ireland) plc,
2.84%, 8/14/08 (h)	90	90
3.09%, 8/8/08 (h)	57	57
		2,388
		3,308

	Shares
Investment Company (1.0%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (o)	638,954	639
Total Short-Term Investments (Cost $3,947)		3,947
Total Investments (105.0%) (Cost $57,627) — including $3,167 of Securities Loaned (v)+		64,355
Liabilities in Excess of Other Assets (-5.0%)		(3,092)
Net Assets (100%)		$61,263

(a)	Non-income producing security.
(c)

All or portion of security on loan at March 31, 2008. At March 31, 2008, the Portfolio had loaned securities with a total value of $3,167,000. This was secured by collateral of $3,308,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments.

(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2008.
(o)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the three months ended March 31, 2008, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as interest from affiliates and totaled approximately $7,000. For the three months ended March 31, 2008, the approximate cost of purchases and sales in the Liquidity Fund were $7,110,000 and $6,333,000, respectively.

(v)

The approximate market value and percentage of the investments, $36,877,000 and 57.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments.

+

At March 31, 2008, the U.S. Federal income tax cost basis of investments was approximately $57,627,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $6,728,000 of which $11,284,000 related to appreciated securities and $4,556,000 related to depreciated securities.

ADR	American Depositary Receipt
CVA	Certificaten Van Aandelen

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
GBP	1,700	$3,355	6/12/08	USD	3,409	$3,409	$54

GBP	—	British Pound
USD	—	United States Dollar

First Quarter Report

March 31, 2008 (unaudited)

Portfolio of Investments

International Equity Portfolio

	Shares	Value (000)
Common Stocks (97.3%)
Australia (3.0%)
AMP Ltd.	7,613,822	$54,817
Foster’s Group Ltd.	7,837,387	36,672
Orica Ltd.	627,151	16,746
Santos Ltd.	4,132,495	55,299
		163,534
Austria (0.7%)
Telekom Austria AG	1,720,877	35,612

Belgium (2.6%)
Fortis	3,031,756	76,394
Fortis Strip WPR (a)	694,410	11
KBC Groep N.V.	496,410	64,361
		140,766
Canada (0.9%)
EnCana Corp.	629,190	47,935

France (7.7%)
ArcelorMittal (c)	427,112	34,981
BNP Paribas	575,306	58,138
Electricite de France (c)	719,121	62,559
France Telecom S.A. (c)	900,512	30,277
Lafarge S.A.	196,521	34,220
Legrand S.A. (c)	2,233,569	70,058
Total S.A.	1,212,381	90,151
Vallourec (c)	141,968	34,521
		414,905
Germany (7.4%)
Bayer AG (c)	611,547	48,984
Bayerische Motoren Werke AG	525,702	29,026
Continental AG	452,047	46,065
Daimler AG	323,112	27,603
E.ON AG	434,723	80,441
Porsche Automobil Holding SE (Non-Voting Shares)	312,336	57,319
RWE AG (c)	900,398	110,617
		400,055
Greece (1.1%)
OPAP S.A.	1,638,740	58,624

Ireland (1.2%)
CRH plc	1,679,130	63,827

Italy (2.7%)
ENI S.p.A. (c)	2,438,767	83,131
UniCredito Italiano S.p.A.	9,317,524	62,288
		145,419
Japan (24.0%)
Asatsu-DK, Inc. (c)	705,685	25,176
Astellas Pharma, Inc. (c)	1,614,900	62,672
Canon, Inc.	1,111,200	51,494
Chiba Bank Ltd. (The) (c)	3,959,000	26,980
Fanuc Ltd.	279,600	27,061
Fukuoka Financial Group, Inc.	5,743,000	30,317
Hoya Corp.	2,041,000	48,379
JSR Corp. (c)	1,231,800	27,992
Kao Corp.	872,000	24,730
Keyence Corp.	378,000	88,128
Kyocera Corp. (c)	403,800	33,960
Mitsubishi Electric Corp.	5,012,000	44,170
Mitsubishi Estate Co., Ltd.	1,907,000	46,441
Mitsui Sumitomo Insurance Co., Ltd.	9,823,000	99,235
Murata Manufacturing Co., Ltd.	1,139,100	57,410
NGK Spark Plug Co., Ltd. (c)	2,644,000	34,471
Nitto Denko Corp. (c)	526,400	22,583
NTT DoCoMo, Inc. (c)	53,389	81,072
Omron Corp.	1,946,300	40,389
Oriental Land Co., Ltd. (c)	474,500	27,860
Rohm Co., Ltd.	363,500	22,571
Sega Sammy Holdings, Inc. (c)	1,424,100	15,114
Sekisui House Ltd.	3,003,000	27,889
Sumitomo Mitsui Financial Group, Inc. (c)	15,174	100,189
T&D Holdings, Inc. (c)	2,022,900	106,298
Taiyo Nippon Sanso Corp.	6,290,000	50,517
Teijin Ltd. (c)	9,431,000	40,228
Toyota Motor Corp.	566,400	28,545
		1,291,871
Netherlands (6.0%)
Akzo Nobel N.V.	898,147	72,122
CSM N.V.	1,464,420	50,046
ING Groep N.V. CVA	1,818,095	67,973
Unilever N.V. CVA	3,992,119	134,145
		324,286
Norway (0.4%)
StatoilHydro ASA	680,599	20,465

Spain (2.0%)
Telefonica S.A.	3,736,535	107,363

Sweden (1.3%)
Telefonaktiebolaget LM Ericsson, Class B (c)	34,849,001	68,485

Switzerland (10.1%)
Givaudan S.A. (Registered) (c)	34,283	33,914
Holcim Ltd. (Registered)	1,162,966	122,121
Nestle S.A. (Registered) (c)	373,054	186,494
Novartis AG (Registered)	1,782,665	91,413
Roche Holding AG (Genusschein)	546,120	102,828
UBS AG (Registered)	341,952	9,953
		546,723
United Kingdom (26.2%)
BHP Billiton plc	1,663,620	49,346
BP plc	7,723,637	78,204
British American Tobacco plc	4,398,291	165,048
British Land Co. plc REIT	1,729,923	31,493
Cadbury Schweppes plc	15,617,984	171,542
Drax Group plc	2,431,970	25,963
Hays plc	37,253,965	84,459
Imperial Tobacco Group plc	3,360,162	154,574
Intercontinental Hotels Group plc	4,468,854	67,530
Ladbrokes plc	12,452,410	76,909
Lonmin plc	270,373	16,476
National Grid plc	2,160,143	29,642
Persimmon plc	1,048,041	15,908
Reckitt Benckiser Group plc	1,958,350	108,463
Reed Elsevier plc	6,286,895	80,120
Royal Dutch Shell plc, Class A	1,542,029	53,218
Scottish & Southern Energy plc	937,996	26,143
Smiths Group plc	3,528,336	65,815
Vodafone Group plc	33,016,720	98,864

First Quarter Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

International Equity Portfolio

	Shares	Value (000)
United Kingdom (cont’d)
Wolseley plc	1,209,279	$12,702
		1,412,419
Total Common Stocks (Cost $4,564,979)		5,242,289
Short-Term Investments (14.9%)
Securities held as Collateral on Loaned Securities (10.7%)
Investment Company (3.0%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (o)	160,465,893	160,466

	Face Amount (000)
Short-Term Debt (7.7%)
Alliance & Leicester plc,
3.08%, 9/2/08 (h)	$14,251	14,251
Bancaja,
4.04%, 11/12/08 (h)	7,126	7,126
Bank of New York Co., Inc.,
3.07%, 8/8/08 (h)	7,125	7,125
BASF AG,
3.89%, 8/19/08 (h)	7,125	7,125
CAM US Finance S.A. Unipersonal,
4.71%, 7/25/08 (h)	28,502	28,502
Canadian Imperial Bank of Commerce, New York,
2.42%, 7/28/08 (h)	14,251	14,251
CIT Group Holdings,
3.97%, 5/19/08 (h)	25,652	25,652
Citigroup Global Markets Holdings, Inc.,
3.01%, 4/1/08	99,029	99,029
First Tennessee Bank,
2.84%, 8/15/08 (h)	7,125	7,125
2.85%, 8/15/08 (h)	28,501	28,501
Goldman Sachs Group, Inc.,
2.89%, 9/12/08 (h)	7,125	7,125
HSBC Finance Corp.,
3.10%, 8/5/08 (h)	7,126	7,126
IBM Corp.,
3.09%, 9/8/08 (h)	28,502	28,502
Macquarie Bank Ltd.,
2.62%, 8/20/08 (h)	14,251	14,251
Metropolitan Life Global Funding,
2.59%, 8/21/08 (h)	21,376	21,376
National Bank of Canada,
3.11%, 4/2/08 (h)	28,501	28,501
National Rural Utilities Cooperative Finance Corp.,
3.13%, 9/2/08 (h)	28,502	28,502
Nationwide Building Society,
2.75%, 7/28/08 (h)	16,531	16,531
Unicredito Italiano Bank (Ireland) plc,
2.84%, 8/14/08 (h)	15,676	15,676
3.09%, 8/8/08 (h)	9,976	9,976
		416,253
		576,719

	Shares
Investment Company (4.2%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (o)	226,012,885	226,013
Total Short-Term Investments (Cost $802,732)		802,732
Total Investments (112.2%) (Cost $5,367,711) — including $552,484 of Securities Loaned (v)+		6,045,021
Liabilities in Excess of Other Assets (-12.2%)		(657,774)
Net Assets (100%)		$5,387,247

(a)	Non-income producing security.
(c)

All or portion of security on loan at March 31, 2008. At March 31, 2008, the Portfolio had loaned securities with a total value of $552,484,000. This was secured by collateral of $576,719,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments. The remaining collateral of $329,000 was received in the form of short-term pooled securities, which the Portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio of Investments.

(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2008.
(o)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the three months ended March 31, 2008, advisory fees paid were reduced by approximately $38,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as interest from affiliates and totaled approximately $21,000. For the three months ended March 31, 2008, the approximate cost of purchases and sales in the Liquidity Fund were $743,811,000 and $465,589,000, respectively.

(v)

The approximate market value and percentage of the investments, $5,095,119,000 and 84.3%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments.

+

At March 31, 2008, the U.S. Federal income tax cost basis of investments was approximately $5,367,711,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $677,310,000 of which $1,022,836,000 related to appreciated securities and $345,526,000 related to depreciated securities.

CVA	Certificaten Van Aandelen
REIT	Real Estate Investment Trust

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end :

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
JPY	1,897,389	$19,035	4/1/08	USD	19,057	$19,057	$22
USD	744	744	4/1/08	AUD	810	740	(4)
USD	714	714	4/2/08	AUD	780	713	(1)
USD	4,811	4,811	4/1/08	JPY	480,953	4,825	14
USD	2,254	2,254	4/2/08	JPY	224,323	2,251	(3)
		$27,558				$27,586	$28

First Quarter Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

International Equity Portfolio

AUD	—	Australian Dollar
JPY	—	Japanese Yen
USD	—	United States Dollar

First Quarter Report

March 31, 2008 (unaudited)

Portfolio of Investments

International Growth Active Extension Portfolio

	Shares	Value (000)
Long Positions (128.4%)
Common Stocks (124.5%)
Australia (3.6%)
BHP Billiton Ltd.	5,872	$193
CSL Ltd.	4,954	167
		360
Austria (5.4%)
Andritz AG (q)	3,153	174
Erste Bank der Oesterreichischen Sparkassen AG (q)	2,906	189
Vienna Insurance Group	2,193	168
		531
Canada (3.5%)
EnCana Corp. (q)	2,500	190
Research In Motion Ltd. (a)	1,400	157
		347
Denmark (2.0%)
Vestas Wind Systems A/S (a)	1,837	201

Egypt (1.4%)
Orascom Construction Industries GDR	886	134

Finland (7.0%)
Fortum Oyj (q)	6,157	251
Kone Oyj, Class B (q)	6,138	252
Neste Oil Oyj (q)	5,330	186
		689
France (9.6%)
AXA S.A. (q)	5,570	202
BNP Paribas (q)	1,618	163
Cie Generale d’Optique Essilor International S.A.	2,740	179
LVMH Moet Hennessy Louis Vuitton S.A. (q)	1,184	132
Total S.A. (q)	3,677	273
		949
Germany (11.1%)
Bayer AG	2,081	167
Celesio AG	2,672	132
Deutsche Boerse AG	905	146
E.ON AG	1,650	305
SAP AG	2,704	134
SGL Carbon AG (a)	3,301	209
		1,093
Greece (5.2%)
Coca-Cola Hellenic Bottling Co. S.A.	6,760	315
National Bank of Greece S.A.	3,759	200
		515
Hong Kong (8.0%)
Bank of East Asia Ltd.	30,400	152
China Resources Power Holdings Co.	52,000	103
CNOOC Ltd.	103,000	151
Esprit Holdings Ltd.	13,600	163
Lee & Man Paper Manufacturing Ltd.	50,000	80
Parkson Retail Group Ltd.	16,500	140
		789
India (0.9%)
ICICI Bank Ltd. ADR	2,300	88

Ireland (2.9%)
Allied Irish Banks plc (q)	7,197	154
CRH plc (q)	3,539	135
		289
Israel (1.8%)
Teva Pharmaceutical Industries Ltd. ADR	3,800	176

Japan (15.7%)
Canon, Inc. (q)	3,300	153
Daikin Industries Ltd.	4,000	175
Kobe Steel Ltd. (q)	44,000	128
Komatsu Ltd.	6,300	179
Mitsubishi Estate Co., Ltd.	6,000	146
Sharp Corp. (q)	8,000	136
Shin-Etsu Chemical Co., Ltd. (q)	2,000	104
Sony Corp. (q)	3,000	120
Terumo Corp. (q)	3,300	173
Toray Industries, Inc. (q)	18,000	118
Toyota Motor Corp. (q)	2,300	116
		1,548
Luxembourg (1.5%)
Millicom International Cellular S.A. (a)	1,600	151

Mexico (3.8%)
America Movil S.A.B. de C.V., Class L ADR	2,800	178
Wal-Mart de Mexico S.A.B. de C.V. ADR	4,700	198
		376
Netherlands (1.4%)
Reed Elsevier N.V.	7,228	138

Norway (2.7%)
Telenor ASA (a)(q)	8,581	165
TGS Nopec Geophysical Co. ASA (a)(q)	7,122	104
		269
Portugal (2.1%)
Banco Espirito Santo S.A. (Registered)	12,105	211

Singapore (3.5%)
DBS Group Holdings Ltd.	13,000	171
Keppel Corp. Ltd.	24,000	173
		344
Spain (1.6%)
Banco Santander S.A.	8,039	160

Sweden (2.6%)
Getinge AB, Class B	9,865	256

Switzerland (10.6%)
ABB Ltd. (Registered) (q)	9,689	261
EFG International (Registered) (q)	4,380	150
Nestle S.A. (Registered) (q)	609	305
Roche Holding AG (Genusschein) (q)	767	144
SGS S.A. (Registered) (q)	129	186
		1,046
Taiwan (1.3%)
Delta Electronics, Inc.	44,000	130

United Kingdom (15.3%)
Barclays plc (q)	12,525	113
Capita Group plc	11,145	150
Group 4 Securicor plc	33,655	153
Prudential plc (q)	14,166	187
Reckitt Benckiser Group plc	3,333	185

First Quarter Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

International Growth Active Extension Portfolio

	Shares	Value (000)
SABMiller plc (q)	6,022	$132
Smith & Nephew plc	12,561	166
Standard Chartered plc	5,112	176
Tesco plc (q)	31,286	236
		1,498
Total Common Stocks (Cost $12,768)		12,288

No. of Warrants
Warrant (1.7%)
India (1.7%)
Bharti Airtel Ltd., expires 3/17/11 (Cost $181) (a)(e)	7,900	163

	Shares
Short-Term Investment (2.2%)
Investment Company (2.2%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (Cost $220) (o)	219,604	220
Total Investments (128.4%) (Cost $13,169) (v)+		12,671
Liabilities in Excess of Other Assets (-28.4%)		(2,812)
Net Assets (100%)		$9,859
Short Positions (28.8%)*
Common Stocks (24.8%)
Australia (1.8%)
BlueScope Steel Ltd.	11,054	101
Tatts Group Ltd.	24,358	77
		178
Belgium (0.8%)
UCB S.A.	2,133	74

Canada (0.8%)
Loblaw Cos., Ltd.	2,778	82

France (2.0%)
Credit Agricole S.A.	3,102	96
Hermes International	820	102
		198
Germany (1.1%)
Fraport AG Frankfurt Airport Services Worldwide	1,444	104

Italy (2.0%)
Lottomtica S.p.A.	2,739	85
Mediaset S.p.A.	11,816	110
		195
Japan (5.0%)
Dai Nippon Printing Co., Ltd.	7,000	112
Daiwa Securities Group, Inc.	10,000	87
NTT DoCoMo, Inc.	79	120
Ono Pharmaceutical Co., Ltd.	2,100	102
Sompo Japan Insurance, Inc.	9,000	81
		502
Mexico (1.0%)
Grupo Modelo S.A.B. de C.V., Class C	23,300	102

Singapore (1.0%)
Neptune Orient Lines Ltd.	43,000	102

Spain (2.1%)
Repsol YPF S.A.	3,480	120
Zardoya Otis S.A.	3,250	90
		210
Sweden (1.2%)
Svenska Handelsbanken AB, Class A	4,194	122

Switzerland (0.9%)
Sonova Holding AG	1,000	92

United Kingdom (5.1%)
GlaxoSmithKline plc	4,047	86
HSBC Holdings plc	6,897	114
ITV plc	49,020	62
Kingfisher plc	32,218	84
Royal Bank of Scotland Group plc	12,204	82
Wolseley plc	6,920	73
		501
Total Common Stocks (Proceeds $2,757)		2,462

Investment Companies (4.0%)
United States (4.0%)
iShares MSCI EAFE Growth Index	2,700	195
iShares MSCI EAFE Index Fund	1,400	101
Vanguard Emerging Markets ETF	1,000	94
Total Investment Companies (Proceeds $395)		390
Total Short Positions (Proceeds $3,151)		2,852

*	Percentages are based on Net Assets.
(a)	Non-income producing security.
(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(o)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the three months ended March 31, 2008, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as interest from affiliates and totaled approximately $1,000. For the three months ended March 31, 2008, the approximate cost of purchases and sales in the Liquidity Fund were $1,113,000 and $937,000, respectively.

(q)	Securities are pledged with a broker as collateral for short sales.
(v)

The approximate market value and percentage of the investments, $8,901,000 and 90.7%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments.

+

At March 31, 2008, the U.S. Federal income tax cost basis of investments was approximately $13,169,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $498,000 of which $687,000 related to appreciated securities and $1,185,000 related to depreciated securities.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Portfolio of Investments (cont’d)

International Growth Active Extension Portfolio

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
USD	37	$37	4/1/08	GBP	18	$37	$—	@
USD	29	29	4/2/08	GBP	15	29	—	@
		$66				$66	$—	@

GBP	—	British Pound
USD	—	United States Dollar

First Quarter Report

March 31, 2008 (unaudited)

Portfolio of Investments

International Growth Equity Portfolio

	Shares	Value (000)
Common Stocks (95.1%)
Australia (2.8%)
BHP Billiton Ltd. (c)	35,020	$1,151
CSL Ltd.	29,502	995
		2,146
Austria (4.1%)
Andritz AG (c)	19,118	1,053
Erste Bank der Oesterreichischen Sparkassen AG (c)	17,408	1,133
Vienna Insurance Group	13,152	1,008
		3,194
Canada (2.6%)
EnCana Corp.	14,675	1,118
Research In Motion Ltd. (a)	8,300	932
		2,050
Denmark (1.5%)
Vestas Wind Systems A/S (a)	10,870	1,190

Egypt (1.1%)
Orascom Construction Industries GDR	5,446	821

Finland (5.2%)
Fortum Oyj (c)	34,081	1,388
Kone Oyj, Class B (c)	37,214	1,529
Neste Oil Oyj (c)	31,904	1,116
		4,033
France (7.4%)
AXA S.A.	33,769	1,222
BNP Paribas	9,818	992
Cie Generale d’Optique Essilor International S.A.	16,316	1,067
LVMH Moet Hennessy Louis Vuitton S.A.	7,192	802
Total S.A.	22,180	1,649
		5,732
Germany (8.5%)
Bayer AG	12,465	998
Celesio AG (c)	16,210	802
Deutsche Boerse AG	5,486	885
E.ON AG	9,913	1,834
SAP AG	16,420	816
SGL Carbon AG (a)	20,163	1,275
		6,610
Greece (3.8%)
Coca-Cola Hellenic Bottling Co. S.A.	38,073	1,778
National Bank of Greece S.A.	21,861	1,161
		2,939
Hong Kong (6.1%)
Bank of East Asia Ltd. (c)	184,800	923
China Resources Power Holdings Co.	312,000	619
CNOOC Ltd.	623,700	917
Esprit Holdings Ltd.	81,200	973
Lee & Man Paper Manufacturing Ltd. (c)	300,000	480
Parkson Retail Group Ltd. (c)	97,500	827
		4,739
India (1.9%)
Bharti Airtel Ltd. (a)	46,592	964
ICICI Bank Ltd. ADR	13,900	531
		1,495
Ireland (2.2%)
Allied Irish Banks plc	41,980	899
CRH plc	21,486	817
		1,716
Israel (1.3%)
Teva Pharmaceutical Industries Ltd. ADR	22,700	1,049

Japan (11.6%)
Canon, Inc. (c)	19,600	908
Daikin Industries Ltd. (c)	21,700	952
Kobe Steel Ltd.	225,000	653
Komatsu Ltd.	37,600	1,066
Mitsubishi Estate Co., Ltd.	34,000	828
Sharp Corp.	48,000	819
Shin-Etsu Chemical Co., Ltd.	12,100	628
Sony Corp.	17,700	708
Terumo Corp. (c)	19,900	1,041
Toray Industries, Inc. (c)	110,000	725
Toyota Motor Corp.	13,800	695
		9,023
Luxembourg (1.2%)
Millicom International Cellular S.A. (a)	9,600	908

Mexico (2.9%)
America Movil S.A.B. de C.V., Class L ADR	16,400	1,045
Wal-Mart de Mexico S.A.B. de C.V. ADR	28,479	1,198
		2,243
Netherlands (1.1%)
Reed Elsevier N.V.	43,120	823

Norway (2.1%)
Telenor ASA (a)	50,912	978
TGS Nopec Geophysical Co. ASA (a)	43,236	630
		1,608
Portugal (1.6%)
Banco Espirito Santo S.A. (Registered)	72,512	1,261

Singapore (2.6%)
DBS Group Holdings Ltd.	76,000	999
Keppel Corp. Ltd.	146,000	1,058
		2,057
Spain (1.2%)
Banco Santander S.A.	47,947	955

Sweden (2.0%)
Getinge AB, Class B (c)	58,678	1,522

Switzerland (7.9%)
ABB Ltd. (Registered)	57,470	1,548
EFG International (Registered)	26,142	895
Nestle S.A. (Registered) (c)	3,332	1,666
Roche Holding AG (Genusschein)	4,658	877
SGS S.A. (Registered) (c)	782	1,125
		6,111
Taiwan (1.0%)
Delta Electronics, Inc.	274,000	812

United Kingdom (11.4%)
Barclays plc	76,005	688
Capita Group plc	67,632	911
Group 4 Securicor plc	201,884	912

First Quarter Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

International Growth Equity Portfolio

	Shares	Value (000)
United Kingdom (cont’d)
Prudential plc	84,798	$1,120
Reckitt Benckiser Group plc	20,224	1,120
SABMiller plc	36,555	801
Smith & Nephew plc	73,942	978
Standard Chartered plc	30,604	1,046
Tesco plc	173,622	1,311
		8,887
Total Common Stocks (Cost $78,372)		73,924

Short-Term Investments (17.3%)
Securities held as Collateral on Loaned Securities (13.3%)
Investment Company (3.7%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (o)	2,873,480	2,874

	Face Amount (000)
Short-Term Debt (9.6%)
Alliance & Leicester plc,
3.08%, 9/2/08 (h)	$255	255
Bancaja,
4.04%, 11/12/08 (h)	128	128
Bank of New York Co., Inc.,
3.07%, 8/8/08 (h)	128	128
BASF AG,
3.89%, 8/19/08 (h)	128	128
CAM US Finance S.A. Unipersonal,
4.71%, 7/25/08 (h)	510	510
Canadian Imperial Bank of Commerce, New York,
2.42%, 7/28/08 (h)	255	255
CIT Group Holdings,
3.97%, 5/19/08 (h)	459	459
Citigroup Global Markets Holdings, Inc.,
3.01%, 4/1/08	1,773	1,773
First Tennessee Bank,
2.84%, 8/15/08 (h)	128	128
2.85%, 8/15/08 (h)	510	510
Goldman Sachs Group, Inc.,
2.89%, 9/12/08 (h)	128	128
HSBC Finance Corp.,
3.10%, 8/5/08 (h)	128	128
IBM Corp.,
3.09%, 9/8/08 (h)	510	510
Macquarie Bank Ltd.,
2.62%, 8/20/08 (h)	255	255
Metropolitan Life Global Funding,
2.59%, 8/21/08 (h)	383	383
National Bank of Canada,
3.11%, 4/2/08 (h)	510	510
National Rural Utilities Cooperative Finance Corp.,
3.13%, 9/2/08 (h)	510	510
Nationwide Building Society,
2.75%, 7/28/08 (h)	296	296
Unicredito Italiano Bank (Ireland) plc,
2.84%, 8/14/08 (h)	281	281
3.09%, 8/8/08 (h)	179	179
		7,454
		10,328

	Shares
Investment Company (4.0%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (o)	3,089,202	3,089
Total Short-Term Investments (Cost $13,417)		13,417
Total Investments (112.4%) (Cost $91,789) — including $9,792 of Securities Loaned (v)+		87,341
Liabilities in Excess of Other Assets (-12.4%)		(9,656)
Net Assets (100%)		$77,685

(a)	Non-income producing security.
(c)

All or portion of security on loan at March 31, 2008. At March 31, 2008, the Portfolio had loaned securities with a total value of $9,792,000. This was secured by collateral of $10,328,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments.

(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2008.
(o)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the three months ended March 31, 2008, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as interest from affiliates and totaled approximately $56,000. For the three months ended March 31, 2008, the approximate cost of purchases and sales in the Liquidity Fund were $58,701,000 and $66,049,000, respectively.

(v)

The approximate market value and percentage of the investments, $66,323,000 and 76.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments.

+

At March 31, 2008, the U.S. Federal income tax cost basis of investments was approximately $91,789,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $4,448,000 of which $2,258,000 related to appreciated securities and $6,706,000 related to depreciated securities.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Foreign Currency Exchange Contract Information:
The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
USD	221	$221	4/1/08	GBP	111	$220	$(1)

GBP	—	British Pound
USD	—	United States Dollar

First Quarter Report

March 31, 2008 (unaudited)

Portfolio of Investments

International Magnum Portfolio

	Shares	Value (000)
Common Stocks (95.2%)
Australia (4.4%)
BHP Billiton Ltd.	49,196	$1,616
CSL Ltd.	20,344	686
QBE Insurance Group Ltd.	13,590	277
Rio Tinto Ltd. (c)	9,296	1,039
Tatts Group Ltd. (c)	86,100	274
Wesfarmers Ltd.	11,466	421
		4,313
Austria (2.5%)
Andritz AG	13,184	727
Erste Bank der Oesterreichischen Sparkassen AG	12,005	781
Telekom Austria AG	13,136	272
Vienna Insurance Group	9,069	695
		2,475
Belgium (0.5%)
Umicore	8,475	442

Canada (1.5%)
EnCana Corp.	10,100	769
Research In Motion Ltd. (a)	5,700	640
		1,409
Denmark (0.8%)
Vestas Wind Systems A/S (a)	7,496	820

Egypt (0.6%)
Orascom Construction Industries GDR	3,752	566

Finland (2.9%)
Fortum Oyj (c)	23,502	957
Kone Oyj, Class B (c)	25,662	1,054
Neste Oil Oyj (c)	22,001	770
		2,781
France (7.8%)
AXA S.A.	23,286	843
BNP Paribas	12,741	1,287
Cie Generale d’Optique Essilor International S.A.	11,251	736
Electricite de France	4,917	428
Lafarge S.A.	3,192	556
LVMH Moet Hennessy Louis Vuitton S.A.	4,959	553
Renault S.A. (c)	3,036	336
Sanofi-Aventis S.A.	6,502	488
Schneider Electric S.A.	4,031	521
Suez S.A.	10,177	669
Total S.A.	15,295	1,137
		7,554
Germany (8.3%)
Allianz SE (Registered)	3,061	607
Bayer AG	14,663	1,174
Bayerische Motoren Werke AG	6,931	383
Celesio AG (c)	11,178	553
Commerzbank AG	11,713	367
Deutsche Boerse AG	3,783	610
E.ON AG	6,836	1,265
MAN AG	3,709	492
Muenchener Rueckversicherungs AG (Registered) (c)	2,793	546
SAP AG	11,323	562
SGL Carbon AG (a)(c)	13,904	879
Siemens AG (Registered)	6,088	661
		8,099
Greece (3.0%)
Coca-Cola Hellenic Bottling Co. S.A.	26,254	1,226
EFG Eurobank Ergasias S.A.	12,953	395
National Bank of Greece S.A.	24,204	1,285
		2,906
Hong Kong (4.9%)
Bank of East Asia Ltd.	127,400	637
Cheung Kong Holdings Ltd.	23,000	331
China Resources Power Holdings Co.	214,000	424
CNOOC Ltd.	430,000	632
Esprit Holdings Ltd.	81,100	972
Great Eagle Holdings Ltd.	83,000	227
Lee & Man Paper Manufacturing Ltd. (c)	206,000	330
MTR Corp.	109,500	375
New World Development Ltd.	117,000	283
Parkson Retail Group Ltd.	67,200	570
		4,781
India (1.1%)
Bharti Airtel Ltd. (a)	32,129	664
ICICI Bank Ltd. ADR	9,600	367
		1,031
Ireland (1.2%)
Allied Irish Banks plc	28,949	621
CRH plc	14,817	563
		1,184
Israel (0.7%)
Teva Pharmaceutical Industries Ltd. ADR	15,600	721

Italy (1.1%)
ENI S.p.A.	18,000	614
UniCredito Italiano S.p.A.	74,252	496
		1,110
Japan (17.2%)
Amada Co., Ltd. (c)	15,000	116
Astellas Pharma, Inc.	5,700	221
Canon, Inc.	21,100	978
Casio Computer Co., Ltd. (c)	11,300	168
Dai Nippon Printing Co., Ltd. (c)	11,000	175
Daicel Chemical Industries Ltd. (c)	23,000	120
Daifuku Co., Ltd.	11,000	141
Daiichi Sankyo Co., Ltd.	9,000	266
Daikin Industries Ltd. (c)	21,800	956
Denki Kagaku Kogyo KK	36,000	115
East Japan Railway Co.	23	192
FamilyMart Co., Ltd. (c)	5,300	191
Fuji Machine Manufacturing Co., Ltd.	2,600	55
FUJIFILM Holdings Corp.	5,700	203
Fujitec Co., Ltd. (c)	9,000	51
Fujitsu Ltd.	36,000	236
Furukawa Electric Co., Ltd.	33,000	109
Hitachi Capital Corp.	7,300	88
Hitachi High-Technologies Corp.	3,200	53
Hitachi Ltd.	32,000	190
House Foods Corp.	3,700	55
Kaneka Corp. (c)	17,000	107
Kobe Steel Ltd.	155,000	450

First Quarter Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

International Magnum Portfolio

	Shares	Value (000)
Japan (cont’d)
Komatsu Ltd.	25,900	$735
Kurita Water Industries Ltd. (c)	5,900	221
Kyocera Corp.	2,400	202
Kyudenko Corp.	6,000	31
Lintec Corp. (c)	4,500	65
Maeda Road Construction Co., Ltd.	4,000	33
Marubeni Corp.	13,000	97
Matsushita Electric Industrial Co., Ltd.	15,000	326
Minebea Co., Ltd.	19,000	112
Mitsubishi Chemical Holdings Corp.	23,000	152
Mitsubishi Corp.	13,600	419
Mitsubishi Estate Co., Ltd.	23,000	560
Mitsubishi Heavy Industries Ltd. (c)	49,000	213
Mitsui Mining & Smelting Co., Ltd. (c)	30,000	95
Mitsumi Electric Co., Ltd. (c)	7,200	233
Nagase & Co., Ltd. (c)	6,000	62
NEC Corp.	40,000	153
Nifco, Inc. (c)	5,200	121
Nintendo Co., Ltd.	1,000	518
Nippon Meat Packers, Inc.	8,000	119
Nippon Sheet Glass Co., Ltd.	16,000	72
Nippon Steel Corp. (c)	17,000	87
Nippon Telegraph & Telephone Corp.	24	104
Nissan Motor Co., Ltd. (c)	27,800	231
Nissha Printing Co., Ltd. (c)	1,600	79
Nisshinbo Industries, Inc. (c)	8,000	75
Obayashi Corp.	22,000	93
Ono Pharmaceutical Co., Ltd.	3,400	165
Ricoh Co., Ltd.	14,000	234
Rinnai Corp.	1,100	36
Rohm Co., Ltd.	2,000	124
Ryosan Co., Ltd.	3,600	85
Sanki Engineering Co., Ltd. (c)	4,000	23
Sanwa Holdings Corp. (c)	14,000	61
Sekisui Chemical Co., Ltd. (c)	21,000	129
Sekisui House Ltd.	11,000	102
Sharp Corp.	33,000	563
Shin-Etsu Chemical Co., Ltd.	8,300	431
Shin-Etsu Polymer Co., Ltd. (c)	8,700	52
Sony Corp.	16,700	668
Suzuki Motor Corp. (c)	8,600	218
TDK Corp.	2,900	172
Teijin Ltd.	29,000	124
Terumo Corp. (c)	13,700	717
Toho Co., Ltd. (c)	3,300	78
Tokyo Electric Power Co., Inc. (The)	2,800	75
Toray Industries, Inc. (c)	76,000	501
Toshiba Corp. (c)	46,000	309
Toyo Ink Manufacturing Co., Ltd.	14,000	49
Toyoda Gosei Co., Ltd.	2,200	84
Toyota Motor Corp.	15,900	801
Tsubakimoto Chain Co.	19,000	115
Yamaha Corp. (c)	8,800	170
Yamaha Motor Co., Ltd.	7,200	133
		16,663
Luxembourg (0.6%)
Millicom International Cellular S.A. (a)	6,600	624

Mexico (1.6%)
America Movil S.A.B. de C.V., Class L ADR	11,235	715
Wal-Mart de Mexico S.A.B. de C.V. ADR	19,600	825
		1,540
Netherlands (1.1%)
Royal KPN N.V.	21,505	364
TNT N.V.	9,576	356
Wolters Kluwer N.V.	13,080	347
		1,067
Norway (1.5%)
Telenor ASA (a)	54,881	1,055
TGS Nopec Geophysical Co. ASA (a)(c)	29,815	434
		1,489
Portugal (0.9%)
Banco Espirito Santo S.A. (Registered)	50,004	870

Singapore (2.4%)
CapitaCommercial Trust REIT	37,040	60
CapitaLand Ltd. (c)	86,000	401
City Developments Ltd.	31,000	249
DBS Group Holdings Ltd.	52,000	684
Keppel Corp. Ltd.	101,000	732
Oversea-Chinese Banking Corp.	31,000	184
		2,310
Spain (2.1%)
Banco Bilbao Vizcaya Argentaria S.A.	26,465	583
Banco Santander S.A.	33,064	659
Telefonica S.A.	27,302	784
		2,026
Sweden (1.1%)
Getinge AB, Class B (c)	40,187	1,042

Switzerland (8.9%)
ABB Ltd. (Registered)	39,631	1,067
Compagnie Financiere Richemont S.A., Class A	8,482	476
EFG International (Registered)	18,028	618
Nestle S.A. (Registered)	4,863	2,431
Nobel Biocare Holding AG (c)	1,184	276
Novartis AG (Registered)	14,625	750
Roche Holding AG (Genusschein)	7,345	1,383
SGS S.A. (Registered) (c)	539	775
UBS AG (Registered)	12,049	351
Zurich Financial Services AG (Registered)	1,666	525
		8,652
Taiwan (0.6%)
Delta Electronics, Inc.	189,000	560

United Kingdom (15.9%)
Anglo American plc	9,748	586
BAE Systems plc	56,492	544
Barclays plc	93,046	843
BG Group plc	26,092	604
British American Tobacco plc	16,670	626
Capita Group plc	46,638	628
GlaxoSmithKline plc	27,747	588

First Quarter Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

International Magnum Portfolio

	Shares	Value (000)
United Kingdom (cont’d)
Group 4 Securicor plc	138,094	$624
HSBC Holdings plc	51,251	844
Imperial Tobacco Group plc	9,865	454
Man Group plc	29,050	320
Prudential plc	90,036	1,189
Reckitt Benckiser Group plc	13,946	772
Reed Elsevier plc	68,432	872
Rolls-Royce Group plc, Class B	41,068	7
Rolls-Royce Group plc (a)	41,068	328
Royal Dutch Shell plc, Class A	32,610	1,125
SABMiller plc	25,208	552
Smith & Nephew plc	51,356	679
Standard Chartered plc	21,104	721
Tesco plc	191,375	1,446
Vodafone Group plc	247,557	741
WM Morrison Supermarkets plc	61,833	338
		15,431
Total Common Stocks (Cost $79,471)		92,466
Preferred Stock (0.3%)
Germany (0.3%)
Fresenius SE (Cost $298)	3,684	306

Short-Term Investments (16.9%)
Securities held as Collateral on Loaned Securities (13.1%)
Investment Company (3.7%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (o)	3,543,064	3,543

	Face Amount (000)
Short-Term Debt (9.4%)
Alliance & Leicester plc,
3.08%, 9/2/08 (h)	$315	315
Bancaja,
4.04%, 11/12/08 (h)	158	158
Bank of New York Co., Inc.,
3.07%, 8/8/08 (h)	157	157
BASF AG,
3.89%, 8/19/08 (h)	157	157
CAM US Finance S.A. Unipersonal,
4.71%, 7/25/08 (h)	629	629
Canadian Imperial Bank of Commerce, New York,
2.42%, 7/28/08 (h)	315	315
CIT Group Holdings,
3.97%, 5/19/08 (h)	567	567
Citigroup Global Markets Holdings, Inc.,
3.01%, 4/1/08	2,186	2,186
First Tennessee Bank,
2.84%, 8/15/08 (h)	158	158
2.85%, 8/15/08 (h)	629	629
Goldman Sachs Group, Inc.,
2.89%, 9/12/08 (h)	157	157
HSBC Finance Corp.,
3.10%, 8/5/08 (h)	158	158
IBM Corp.,
3.09%, 9/8/08 (h)	629	629
Macquarie Bank Ltd.,
2.62%, 8/20/08 (h)	315	315
Metropolitan Life Global Funding,
2.59%, 8/21/08 (h)	472	472
National Bank of Canada,
3.11%, 4/2/08 (h)	629	629
National Rural Utilities Cooperative Finance Corp.,
3.13%, 9/2/08 (h)	629	629
Nationwide Building Society,
2.75%, 7/28/08 (h)	365	365
Unicredito Italiano Bank (Ireland) plc,
2.84%, 8/14/08 (h)	346	346
3.09%, 8/8/08 (h)	220	220
		9,191
		12,734

	Shares
Investment Company (3.8%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (o)	3,715,984	3,716
Total Short-Term Investments (Cost $16,450)		16,450
Total Investments (112.4%) (Cost $96,219) — including $12,207 of Securities Loaned (v)+		109,222
Liabilities in Excess of Other Assets (-12.4%)		(12,052)
Net Assets (100%)		$97,170

(a)	Non-income producing security.
(c)

All or portion of security on loan at March 31, 2008. At March 31, 2008, the Portfolio had loaned securities with a total value of $12,207,000. This was secured by collateral of $12,734,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments.

(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2008.
(o)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the three months ended March 31, 2008, advisory fees paid were reduced by approximately $2,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as interest from affiliates and totaled approximately $66,000. For the three months ended March 31, 2008, the approximate cost of purchases and sales in the Liquidity Fund were $34,060,000 and $33,587,000, respectively.

(v)

The approximate market value and percentage of the investments, $87,539,000 and 80.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments.

@	Value is less than $500.
+

At March 31, 2008, the U.S. Federal income tax cost basis of investments was approximately $96,219,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $13,003,000 of which $17,880,000 related to appreciated securities and $4,877,000 related to depreciated securities.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

First Quarter Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

International Magnum Portfolio

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
AUD	427	$386	6/12/08	USD	388	$388	$2
AUD	287	260	6/12/08	USD	266	266	6
AUD	1,562	1,414	6/12/08	USD	1,427	1,427	13
EUR	3,491	5,495	6/12/08	USD	5,446	5,446	(49)
EUR	1,024	1,611	6/12/08	USD	1,609	1,609	(2)
EUR	936	1,473	6/12/08	USD	1,428	1,428	(45)
EUR	7	10	6/12/08	USD	10	10	— @
GBP	478	943	6/12/08	USD	952	952	9
GBP	2,670	5,270	6/12/08	USD	5,354	5,354	84
GBP	1,007	1,987	6/12/08	USD	2,007	2,007	20
GBP	458	905	6/12/08	USD	913	913	8
GBP	1,199	2,365	6/12/08	USD	2,387	2,387	22
GBP	278	549	6/12/08	USD	554	554	5
JPY	336,358	3,389	6/12/08	USD	3,397	3,397	8
JPY	35,605	359	6/12/08	USD	359	359	— @
JPY	192,458	1,939	6/12/08	USD	1,873	1,873	(66)
JPY	23,700	238	6/12/08	USD	230	230	(8)
USD	196	196	6/12/08	AUD	213	193	(3)
USD	266	266	6/12/08	AUD	287	260	(6)
USD	806	806	6/12/08	AUD	879	796	(10)
USD	3,499	3,499	6/12/08	AUD	3,829	3,466	(33)
USD	263	263	6/12/08	AUD	287	260	(3)
USD	351	351	6/12/08	EUR	230	362	11
USD	1,126	1,126	6/12/08	EUR	737	1,160	34
USD	5,447	5,447	6/12/08	EUR	3,491	5,494	47
USD	195	195	6/12/08	EUR	128	201	6
USD	908	908	6/12/08	EUR	596	937	29
USD	5,327	5,327	6/12/08	EUR	3,491	5,494	167
USD	151	151	4/1/08	GBP	76	150	(1)
USD	120	120	4/2/08	GBP	60	120	— @
USD	5,354	5,354	6/12/08	GBP	2,670	5,269	(85)
USD	8,470	8,470	6/12/08	GBP	4,248	8,384	(86)
USD	5,317	5,317	6/12/08	GBP	2,670	5,269	(48)
USD	632	632	6/12/08	JPY	64,987	655	23
USD	3,397	3,397	6/12/08	JPY	336,358	3,388	(9)
USD	1,737	1,737	6/12/08	JPY	178,858	1,802	65
USD	3,267	3,267	6/12/08	JPY	336,358	3,388	121
USD	585	585	6/12/08	JPY	60,217	607	22
		$76,007				$76,255	$248

AUD	—	Australian Dollar
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
USD	—	United States Dollar

First Quarter Report

March 31, 2008 (unaudited)

Portfolio of Investments

International Real Estate Portfolio

	Shares	Value (000)
Common Stocks (94.9%)
Australia (4.6%)
Centro Properties Group REIT	2,361,000	$749
CFS Retail Property Trust REIT	1,362,771	2,703
Dexus Property Group REIT	1,532,493	2,385
Goodman Group REIT	810,958	3,213
GPT Group REIT	1,135,913	3,416
Mirvac Group REIT	518,326	1,922
Stockland REIT	1,529,004	9,799
Westfield Group REIT	1,977,714	32,295
		56,482
Austria (2.7%)
CA Immobilien Anlagen AG (a)	104,118	2,222
Conwert Immobilien Invest SE (a)	635,828	10,692
IMMOFINANZ AG	1,923,331	20,832
		33,746
Finland (2.0%)
Citycon Oyj	534,310	3,272
Sponda Oyj	1,598,448	20,868
		24,140
France (15.1%)
Fonciere Des Regions REIT	76,399	11,246
Gecina S.A. REIT	73,860	11,032
ICADE REIT	7,186	1,071
Klepierre REIT	324,394	19,903
Silic REIT	116,873	17,724
Unibail-Rodamco REIT	489,731	126,206
		187,182
Germany (2.4%)
Alstria Office AG REIT (a)	957,851	20,229
IVG Immobilien AG	337,288	9,432
		29,661
Hong Kong (9.6%)
Agile Property Holdings Ltd.	642,000	683
China Overseas Land & Investment Ltd.	4,555,000	8,482
China Resources Land Ltd.	2,373,000	4,143
Guangzhou R&F Properties Co., Ltd., Class H	4,001,400	10,736
Hang Lung Properties Ltd.	2,475,000	8,845
Henderson Land Development Co., Ltd.	1,535,000	11,083
Hongkong Land Holdings Ltd.	3,824,000	15,859
Hysan Development Co., Ltd.	1,629,580	4,560
Kerry Properties Ltd.	1,658,153	10,090
KWG Property Holding Ltd. (a)	2,164,000	1,844
Mandarin Oriental International Ltd.	71,000	135
New World Development Ltd.	941,515	2,278
Shimao Property Holdings Ltd.	592,000	1,060
Sun Hung Kai Properties Ltd.	2,311,000	36,398
Swire Pacific Ltd., Class A	196,500	2,229
		118,425
Italy (1.5%)
Beni Stabili S.p.A.	10,103,037	12,669
Risanamento S.p.A. (a)	2,131,871	6,277
		18,946
Japan (9.1%)
Goldcrest Co., Ltd.	72,250	1,664
Japan Real Estate Investment Corp. REIT	386	4,502
KK DaVinci Advisors (a)	1,089	838
Mitsubishi Estate Co., Ltd.	1,590,000	38,721
Mitsui Fudosan Co., Ltd.	1,429,000	29,080
Mori Trust Sogo REIT, Inc. REIT	26	223
Nippon Building Fund, Inc. REIT	608	7,764
Nomura Real Estate Office Fund, Inc. REIT	128	1,039
NTT Urban Development Corp.	4,905	7,147
Sumitomo Realty & Development Co., Ltd.	1,146,000	20,679
TOC Co., Ltd.	84,500	635
		112,292
Netherlands (3.9%)
Corio N.V. REIT	233,676	20,472
Eurocommercial Properties N.V. CVA REIT	212,520	11,873
Wereldhave N.V. REIT	123,984	15,293
		47,638
Singapore (2.2%)
CapitaCommercial Trust REIT	92,000	149
CapitaLand Ltd.	1,289,000	6,012
CapitaMall Trust REIT	814,000	2,063
CapitaRetail China Trust REIT	941,500	896
Macquarie MEAG Prime REIT	4,652,000	4,159
United Industrial Corp., Ltd.	6,015,000	12,067
Wheelock Properties S Ltd.	1,551,000	2,239
		27,585
Sweden (2.9%)
Castellum AB	989,684	12,096
Hufvudstaden AB, Class A	2,272,070	23,905
		36,001
Switzerland (1.0%)
PSP Swiss Property AG (Registered) (a)	176,720	11,930

United Kingdom (37.9%)
Big Yellow Group plc REIT	1,899,338	16,384
British Land Co. plc REIT	4,263,464	77,616
Brixton plc REIT	3,678,493	24,087
Capital & Regional plc	1,788,280	19,488
Derwent London plc REIT	771,287	23,246
Grainger plc	1,804,920	14,714
Great Portland Estates plc REIT	2,361,238	24,810
Hammerson plc REIT	2,187,648	48,359
Invista Foundation Property Trust Ltd. REIT	854,124	1,089
Land Securities Group plc REIT	3,305,347	98,973
Liberty International plc REIT	1,651,044	31,959
Minerva plc (a)	3,795,400	7,230
Quintain Estates & Development plc	1,888,956	16,895
Safestore Holdings plc	2,549,145	8,145
Segro plc REIT	3,784,071	38,143
Shaftesbury plc REIT	628,097	7,201

First Quarter Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

International Real Estate Portfolio

	Shares	Value (000)
United Kingdom (cont’d)
Unite Group plc	1,636,463	$10,636
		468,975
Total Common Stocks (Cost $1,268,539)		1,173,003

Investment Company (1.8%)
Netherlands (1.8%)
ProLogis European Properties (Cost $24,229)	1,393,062	22,083

Short-Term Investment (4.2%)
Investment Company (4.2%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (Cost $51,353) (o)	51,353,156	51,353
Total Investments (100.9%) (Cost $1,344,121) (v)+		1,246,439
Liabilities in Excess of Other Assets (-0.9%)		(10,515)
Net Assets (100%)		$1,235,924

(a)	Non-income producing security.
(o)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the three months ended March 31, 2008, advisory fees paid were reduced by approximately $10,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as interest from affiliates and totaled approximately $376,000. For the three months ended March 31, 2008, the approximate cost of purchases and sales in the Liquidity Fund were $151,704,000 and $100,351,000, respectively.

(v)

The approximate market value and percentage of the investments, $1,195,086,000 and 95.9%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments.

@	Value is less than $500.
+

At March 31, 2008, the U.S. Federal income tax cost basis of investments was approximately $1,344,121,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $97,682,000 of which $55,239,000 related to appreciated securities and $152,921,000 related to depreciated securities.

CVA	Certificaten Van Aandelen
REIT	Real Estate Investment Trust

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
AUD	82	$74	4/1/08	USD	75	$75	$1
AUD	65	60	4/2/08	USD	60	60	—	@
SGD	139	101	4/2/08	USD	101	101	—	@
USD	158	158	4/2/08	JPY	15,759	158	—	@
		$393				$394	$1

AUD	—	Australian Dollar
JPY	—	Japanese Yen
SGD	—	Singapore Dollar
USD	—	United States Dollar

First Quarter Report

March 31, 2008 (unaudited)

Portfolio of Investments

International Small Cap Portfolio

	Shares	Value (000)
Common Stocks (98.0%)
Australia (5.4%)
Goodman Fielder Ltd.	6,327,085	$10,427
Infomedia Ltd.	9,778,776	3,052
MYOB Ltd. (a)	6,817,584	9,565
Pacific Brands Ltd.	5,137,708	9,484
Ramsay Health Care Ltd.	374,659	3,681
		36,209
Austria (0.8%)
Zumtobel AG	192,716	5,132

Belgium (1.7%)
Omega Pharma S.A.	251,374	11,651

Denmark (1.9%)
Carlsberg A/S, Class B	13,103	1,676
Danisco A/S	153,345	11,206
		12,882
Finland (3.1%)
Elisa Oyj	281,685	7,034
HKScan Oyj	439,950	6,612
YIT Oyi	250,648	7,119
		20,765
France (7.1%)
Bull S.A. (a)	1,134,902	4,702
GL Trade S.A.	146,204	6,117
ICADE REIT	49,404	7,362
Ipsen S.A.	172,575	9,805
Nexans S.A.	29,997	3,545
Saft Groupe S.A.	181,423	7,171
Teleperformance	123,358	4,594
Zodiac S.A.	91,984	4,519
		47,815
Germany (4.6%)
Alstria Office AG REIT (a)	197,977	4,181
K&S AG	16,737	5,484
MTU Aero Engines Holding AG	285,326	12,040
Sartorius AG (Non-Voting Shares)	228,348	9,131
SCS Standard Computersysteme AG (a)(d)(i)(l)	21,289	—
		30,836
Hong Kong (0.6%)
Solomon Systech International Ltd.	52,635,900	3,042
VTech Holdings Ltd.	144,500	700
		3,742
Ireland (5.4%)
DCC plc	202,667	4,783
Glanbia plc	1,676,833	13,370
Kerry Group plc, Class A	525,984	16,486
Smurfit Kappa Group plc	136,205	1,641
		36,280
Italy (6.5%)
Banca CR Firenze	658,488	7,007
Davide Campari-Milano S.p.A.	1,989,396	19,350
Interpump S.p.A.	532,188	5,101
Prysmian S.p.A. (a)	240,210	5,121
SAES Getters S.p.A.	124,831	3,601
Sogefi S.p.A.	437,475	3,766
		43,946
Japan (25.9%)
Aplus Co., Ltd. (a)	3,463,800	2,996
Ariake Japan Co., Ltd.	1,004,600	13,764
Atrium Co., Ltd.	117,500	1,392
Daibiru Corp.	77,100	736
Doutor Nichires Holdings Co., Ltd.	818,500	16,185
Fuyo General Lease Co., Ltd.	199,400	5,820
Hikari Tsushin, Inc.	461,800	13,798
Jaccs Co., Ltd. (a)	852,000	2,819
Japan Securities Finance Co., Ltd.	1,860,100	10,440
Mabuchi Motor Co., Ltd.	162,100	7,882
Milbon Co., Ltd.	291,500	6,412
Miraial Co., Ltd.	235,200	7,984
Nakanishi, Inc.	80,800	8,328
Nihon Micro Coating Co., Ltd.	379,500	747
Nihon Trim Co., Ltd.	131,000	2,499
Okinawa Cellular Telephone Co.	2,829	5,430
Okinawa Electric Power Co., Inc. (The)	204,800	8,070
Osaki Engineering Co., Ltd.	772	1,390
Shinkawa Ltd.	428,100	5,238
Snow Brand Milk Products Co., Ltd.	1,097,000	3,238
Sun Frontier Fudousan Co., Ltd.	3,978	1,165
Takuma Co., Ltd.	644,000	1,752
Toei Animation Co., Ltd.	366,500	7,659
Tokyo Tomin Bank Ltd. (The)	248,200	5,184
Tsumura & Co.	569,800	14,222
Wacom Co., Ltd.	2,678	5,694
Yachiyo Bank Ltd.	2,646	11,173
Yamaichi Electronics Co., Ltd.	400,900	1,591
		173,608
Netherlands (2.5%)
Advanced Metallurgical Group N.V. (a)	112,218	9,047
Wavin N.V.	612,355	7,636
		16,683
New Zealand (1.0%)
Fisher & Paykel Healthcare Corp., Ltd.	1,238,124	2,860
Warehouse Group Ltd.	876,676	4,040
		6,900
Norway (5.5%)
Cermaq ASA	256,261	3,247
Fred Olsen Energy ASA	86,760	4,941
Pronova BioPharma AS (a)	1,847,602	5,039
Revus Energy ASA (a)	470,592	6,077
Schibsted ASA	313,211	9,396
TGS Nopec Geophysical Co. ASA (a)	418,029	6,088
Veidekke ASA	208,274	2,056
		36,844
Spain (0.5%)
Miquel y Costas & Miquel S.A.	168,943	3,638

Sweden (5.9%)
Billerud AB	778,996	8,863
Elekta AB, Class B	511,192	8,817
Eniro AB (a)	337,197	2,451
Micronic Laser Systems AB (a)	996,387	4,869
Saab AB, Class B	575,526	14,546
		39,546

First Quarter Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

International Small Cap Portfolio

	Shares	Value (000)
Switzerland (5.0%)
Bucher Industries AG (Registered)	20,510	$5,579
Galenica AG (Registered)	14,963	4,962
Kaba Holding AG, Class B	11,257	3,800
LEM Holding S.A. (Registered)	13,187	3,586
Medisize Holding AG	74,446	6,593
Schindler Holding AG	70,945	5,317
Sia Abrasives Holding AG (Registered)	9,081	3,640
		33,477
United Kingdom (14.6%)
Ark Therapeutics Group plc (a)	2,179,773	3,147
Britvic plc	2,367,537	14,975
Cattles plc	707,697	3,251
IMI plc	615,638	5,578
Luminar Group Holdings plc	1,687,479	10,078
Meggitt plc	1,841,781	10,078
Premier Foods plc	9,540,754	21,252
Rotork plc	190,544	4,079
Spirax-Sarco Engineering plc	303,126	6,177
William Hill plc	892,231	6,653
Wincanton plc	1,816,641	12,455
		97,723
Total Common Stocks (Cost $659,006)		657,677

Short-Term Investment (2.4%)
Investment Company (2.4%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (Cost $15,998) (o)	15,997,855	15,998
Total Investments (100.4%) (Cost $675,004) (v)+		673,675
Liabilities in Excess of Other Assets (-0.4%)		(2,406)
Net Assets (100%)		$671,269

(a)	Non-income producing security.
(d)	Securities were valued at fair value — At March 31, 2008, the Portfolio held less than $500 of fair valued securities, representing less than 0.05% of net assets.
(i)

Restricted security valued at fair value and not registered under the Securities Act of 1933. SCS Standard Computersysteme AG was aquired 4/04 and has a current cost basis of $0. At March 31, 2008, these securities had an aggregate market value of $0 representing 0.0% of net assets.

(l)	Security has been deemed illiquid at March 31, 2008.
(o)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the three months ended March 31, 2008, advisory fees paid were reduced by approximately $2,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as interest from affiliates and totaled approximately $90,000. For the three months ended March 31, 2008, the approximate cost of purchases and sales in the Liquidity Fund were $74,708,000 and $58,710,000, respectively.

(v)

The approximate market value and percentage of the investments, $657,677,000 and 97.6%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments.

@	Value is less than $500.
+

At March 31, 2008, the U.S. Federal income tax cost basis of investments was approximately $675,004,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $1,329,000 of which $114,024,000 related to appreciated securities and $115,353,000 related to depreciated securities.

REIT	Real Estate Investment Trust

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
JPY	740	$7	4/1/08	USD	7	$7	$—	@
NOK	19	4	4/1/08	USD	4	4	—	@
NOK	230	45	4/2/08	USD	45	45	—	@
SEK	64	11	4/1/08	USD	11	11	—	@
SEK	79	13	4/2/08	USD	13	13	—	@
USD	556	556	4/1/08	EUR	352	556	—	@
USD	268	268	4/1/08	EUR	170	268	—	@
USD	286	286	4/2/08	EUR	181	286	—	@
USD	719	719	4/1/08	JPY	71,543	718	(1)
USD	932	932	4/2/08	JPY	92,769	931	(1)
		$2,841				$2,839	$(2)

EUR	—	Euro
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
SEK	—	Swedish Krona
USD	—	United States Dollar

First Quarter Report

March 31, 2008 (unaudited)

Portfolio of Investments

Disciplined Large Cap Value Active Extension Portfolio

	Shares	Value (000)
Long Positions (129.8%)
Common Stocks (129.0%)
Aerospace (2.7%)
Northrop Grumman Corp. (q)	1,539	$120
Raytheon Co. (q)	1,641	106
		226
Air Transport (0.4%)
U.S. Airways Group, Inc. (a)	3,286	29

Banks: Outside New York City (6.6%)
City National Corp. (q)	1,627	80
Comerica, Inc. (q)	2,281	80
National City Corp. (q)	4,994	50
Northern Trust Corp. (q)	1,283	85
Popular, Inc. (q)	5,971	70
U.S. Bancorp	323	10
UnionBanCal Corp. (q)	1,917	94
Wells Fargo & Co.	2,670	78
		547
Beverages: Brewers (Wineries) (0.8%)
Molson Coors Brewing Co., Class B (q)	1,328	70

Beverages: Soft Drinks (1.7%)
Coca-Cola Co. (The)	586	36
Coca-Cola Enterprises, Inc. (q)	4,225	102
		138
Biotechnology Research & Production (1.0%)
Charles River Laboratories International, Inc. (a)(q)	1,433	84

Cable Television Services (0.5%)
Liberty Global, Inc., Class A (a)	828	28
Liberty Media Corp. - Capital, Class A (a)(q)	973	16
		44
Chemicals (3.7%)
Dow Chemical Co. (The) (q)	3,579	132
Eastman Chemical Co. (q)	1,458	91
Lubrizol Corp. (q)	1,608	89
		312
Communications & Media (1.2%)
CBS Corp., Class B (q)	4,322	95
Time Warner, Inc.	64	1
		96
Communications Technology (2.3%)
Embarq Corp. (q)	2,097	84
Motorola, Inc.	11,980	111
		195
Computer Services Software & Systems (1.6%)
Computer Sciences Corp. (a)(q)	2,289	94
Fair Isaac Corp.	1,729	37
		131
Computer Technology (2.7%)
Hewlett-Packard Co. (q)	1,962	90
International Business Machines Corp. (q)	1,208	139
		229
Containers & Packaging: Metal & Glass (1.2%)
Owens-Illinois, Inc. (a)(q)	1,713	97

Cosmetics (1.1%)
Alberto-Culver Co.	3,444	94

Diversified Financial Services (9.6%)
Bank of America Corp. (q)	4,475	170
Bank of New York/Mellon Corp. (The) (q)	2,928	122
Citigroup, Inc. (q)	6,956	149
Goldman Sachs Group, Inc. (The) (q)	581	96
JPMorgan Chase & Co.	3,260	140
Merrill Lynch & Co., Inc. (q)	2,688	109
Wachovia Corp.	581	16
		802
Diversified Materials & Processing (0.3%)
Freeport-McMoran Copper & Gold, Inc.	290	28

Drugs & Pharmaceuticals (2.7%)
Johnson & Johnson (q)	1,369	89
Pfizer, Inc. (q)	6,418	134
		223
Electrical Equipment & Components (0.5%)
Energizer Holdings, Inc. (a)(q)	450	41

Electronics: Semi-Conductors/Components (2.0%)
Arrow Electronics, Inc. (a)(q)	2,642	89
Intersil Corp., Class A	2,915	75
		164
Energy — Miscellaneous (4.3%)
Devon Energy Corp. (q)	1,458	152
Occidental Petroleum Corp.	1,743	128
Valero Energy Corp.	1,569	77
		357
Energy Equipment (1.0%)
ENSCO International, Inc. (q)	1,344	84

Financial — Miscellaneous (3.7%)
Axis Capital Holdings Ltd.	1,599	54
Countrywide Financial Corp. (q)	7,642	42
Fannie Mae (q)	794	21
MGIC Investment Corp. (q)	3,303	35
PartnerRe Ltd.	593	45
PMI Group, Inc. (The) (q)	6,076	35
Radian Group, Inc. (q)	3,663	24
RenaissanceRe Holdings Ltd.	647	34
Student Loan Corp. (The)	210	21
		311
Foods (1.7%)
JM Smucker Co. (The)	1,357	69
Seaboard Corp. (q)	48	75
		144
Forest Products (1.1%)

Plum Creek Timber Co., Inc. REIT	2,291	93
Health Care Services (1.7%)
Aetna, Inc. (q)	1,822	77
Health Care Services
Coventry Health Care, Inc. (a)	1,600	64
		141
Homebuilding (3.2%)
KB Home (q)	4,021	100
MDC Holdings, Inc. (q)	2,035	89
NVR, Inc. (a)(q)	134	80
		269
Insurance: Life (2.7%)
Cigna Corp. (q)	1,738	71
Nationwide Financial Services (q)	1,456	69
Insurance (cont’d)
StanCorp Financial Group, Inc.	1,851	88
		228

First Quarter Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

Disciplined Large Cap Value Active Extension Portfolio

	Shares	Value (000)
Insurance: Multi-Line (4.2%)
American International Group, Inc.	1,562	$68
Assurant, Inc. (q)	1,502	91
Loews Corp. (q)	2,456	99
Unitrin, Inc. (q)	2,573	91
		349
Insurance: Property & Casualty (4.1%)
Chubb Corp.	1,746	86
Fidelity National Financial, Inc., Class A (q)	4,904	90
Safeco Corp. (q)	1,903	83
Transatlantic Holdings, Inc. (q)	1,290	86
		345
Investment Management Companies (2.3%)
Ameriprise Financial, Inc. (q)	1,953	101
Lehman Brothers Holdings, Inc. (q)	2,361	89
		190
Leisure Time (0.9%)
Brunswick Corp.	4,956	79

Machinery & Engineering (0.5%)
AGCO Corp. (a)(q)	683	41

Machinery: Engines (0.8%)
Cummins, Inc. (q)	1,447	68

Manufacturing (3.5%)
Eaton Corp. (q)	1,188	95
Parker Hannifin Corp.	1,367	95
SPX Corp. (q)	937	98
		288
Media (1.1%)
Liberty Media Corp. - Entertainment, Class A, Class C (a)	3,892	88

Multi-Sector Companies (7.3%)
General Electric Co. (q)	10,473	388
Honeywell International, Inc. (q)	1,638	92
Tyco International Ltd. (q)	2,861	126
		606
Office Furniture & Business Equipment (1.3%)
Xerox Corp.	7,094	106

Oil: Crude Producers (0.4%)
Cimarex Energy Co.	536	29

Oil: Integrated (15.3%)
Chevron Corp. (q)	3,961	338
ConocoPhillips (q)	2,963	226
ExxonMobil Corp. (q)	7,029	594
Marathon Oil Corp. (q)	2,516	115
		1,273
Publishing: Newspapers (1.0%)
Gannett Co., Inc. (q)	2,868	83

Real Estate Investment Trusts (REIT) (2.0%)
Annaly Capital Management, Inc. REIT	4,980	76
HRPT Properties Trust REIT (q)	13,137	89
		165
Retail (1.2%)
Costco Wholesale Corp.	791	51
Expedia, Inc. (a)(q)	2,210	48
McDonald’s Corp.	65	4
		103
Savings & Loan (0.9%)
Washington Mutual, Inc.	6,879	71

Services: Commercial (2.0%)
Avis Budget Group, Inc. (a)	4,031	43
Convergys Corp. (a)(q)	1,689	25
Hewitt Associates, Inc., Class A (a)(q)	2,427	97
		165
Soaps & Household Chemicals (2.4%)
Procter & Gamble Co. (q)	2,901	203

Textile Apparel Manufacturers (0.8%)
Jones Apparel Group, Inc. (q)	4,939	66

Textile Products (1.0%)
Mohawk Industries, Inc. (a)(q)	1,159	83

Tobacco (1.2%)
Altria Group, Inc. (q)	288	6
Loews Corp. - Carolina Group (q)	1,130	82
Philip Morris International, Inc. (a)	288	15
		103
Transportation — Miscellaneous (1.1%)
Overseas Shipholding Group, Inc. (q)	1,360	95

Truckers (0.3%)
YRC Worldwide, Inc. (a)	2,183	29

Utilities — Miscellaneous (1.1%)
Reliant Energy, Inc. (a)(q)	3,750	89

Utilities: Electrical (4.3%)
Alliant Energy Corp. (q)	2,379	83
FirstEnergy Corp.	521	36
Pepco Holdings, Inc.	3,352	83
PG&E Corp. (q)	1,980	73
TECO Energy, Inc. (q)	5,497	87
		362
Utilities: Telecommunications (6.0%)
AT&T, Inc. (q)	6,420	246
CenturyTel, Inc. (q)	2,354	78
Telephone & Data Systems, Inc. (q)	1,526	60
Verizon Communications, Inc.	3,088	113
		497
Total Common Stocks (Cost $12,569)		10,753

Short-Term Investment (0.8%)
Investment Company (0.8%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (Cost $68)(o)	68,429	68
Total Investments (129.8%) (Cost $12,637) +		10,821
Liabilities in Excess of Other Assets (-29.8%)		(2,482)
Net Assets (100%)		$8,339

Short Positions (30.8%)*
Common Stocks (30.8%)
Advertising Agencies (0.9%)
Interpublic Group of Cos., Inc. (a)	7,298	62
R.H. Donnelley Corp. (a)	1,996	10
		72

First Quarter Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

Disciplined Large Cap Value Active Extension Portfolio

	Shares	Value (000)
Aerospace (0.6%)
Spirit Aerosystems Holdings, Inc., Class A (a)	2,366	$53

Banks: Outside New York City (1.4%)
BB&T Corp.	1,396	45
Fulton Financial Corp.	5,090	62
Valley National Bancorp	471	9
		116
Cable Television Services (0.7%)
Cablevision Systems Corp., Class A (a)	2,519	54

Chemicals (1.6%)
Cabot Corp.	2,190	61
International Flavors & Fragrances, Inc.	1,561	69
		130
Communications & Media (1.0%)
Hearst-Argyle Television, Inc.	1,014	21
News Corp., Class A	2,369	44
Walt Disney Co. (The)	693	22
		87
Computer Services Software & Systems (3.0%)
Fidelity National Information Services, Inc.	1,514	57
QLogic Corp. (a)	4,617	71
Unisys Corp. (a)	14,204	63
Virgin Media, Inc.	3,975	56
		247
Computer Technology (0.6%)
Sun Microsystems, Inc. (a)	3,024	47

Containers & Packaging: Paper & Plastic (0.7%)
Sealed Air Corp.	2,414	61

Electrical & Electronics (0.7%)
Molex, Inc.	2,461	57

Electronics: Semi-Conductors/Components (2.1%)
Advanced Micro Devices, Inc. (a)	4,601	27
Atmel Corp. (a)	14,558	51
Jabil Circuit, Inc.	4,679	44
Micron Technology, Inc. (a)	8,520	51
		173
Entertainment (1.0%)
DreamWorks Animation SKG, Inc., Class A (a)	747	19
Regal Entertainment Group, Class A	3,534	68
		87
Finance Companies (0.8%)
People’s United Financial, Inc.	3,864	67

Foods (0.8%)
McCormick & Co., Inc.	1,842	68

Health Care Facilities (0.8%)
Brookdale Senior Living, Inc.	2,645	63
Tenet Healthcare Corp. (a)	1,109	7
		70
Insurance: Property & Casualty (0.1%)
Wesco Financial Corp.	18	7

Internet & Catalog Retail (0.7%)
Liberty Media Corp. - Interactive, Class A (a)	3,556	57

Investment Management Companies (1.3%)
Allied Capital Corp.	2,575	48
UGI Corp.	2,385	59
		107
Machine Tools (0.8%)
Snap-On, Inc.	1,243	63

Medical & Dental Instruments & Supplies (0.3%)
Boston Scientific Corp. (a)	2,066	27

Office Furniture & Business Equipment (0.6%)
Steelcase, Inc., Class A	4,376	48

Real Estate Investment Trusts (REIT) (5.1%)
BRE Properties, Inc. REIT	95	4
CBL & Associates Properties, Inc. REIT	1,456	34
Douglas Emmett, Inc. REIT	1,769	39
Essex Property Trust, Inc. REIT	126	15
Federal Realty Investment Trust REIT	710	55
Health Care REIT, Inc. REIT	844	38
Hospitality Properties Trust REIT	1,742	59
Host Hotels & Resorts, Inc. REIT	2,448	39
Kimco Realty Corp. REIT	376	15
Regency Centers Corp. REIT	982	64
Taubman Centers, Inc. REIT	1,282	67
		429
Retail (0.7%)
Rite Aid Corp. (a)	20,316	60

Savings & Loan (0.5%)
Sovereign Bancorp, Inc.	4,676	44

Services: Commercial (0.8%)
Hertz Global Holdings, Inc. (a)	5,517	67

Utilities: Cable TV & Radio (0.5%)
Comcast Corp., Class A	2,177	42

Utilities: Electrical (0.8%)
Hawaiian Electric Industries, Inc.	2,826	67

Utilities: Gas Distributors (0.4%)
Southern Union Co.	1,607	37

Utilities: Telecommunications (0.8%)
Windstream Corp.	5,542	66

Utilities: Water (0.7%)
Aqua America, Inc.	2,930	55
Total Short Positions (Proceeds $3,049)		2,565

*	Percentages are based on Net Assets.
(a)	Non-income producing security.
(o)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the three months ended March 31, 2008, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as interest from affiliates and totaled approximately $1,000. For the three months ended March 31, 2008, the approximate cost of purchases and sales in the Liquidity Fund were $380,000 and $395,000, respectively.

(q)	Securities are pledged with a broker as collateral for short sales.
+

At March 31, 2008, the U.S. Federal income tax cost basis of investments was approximately $12,637,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $1,816,000 of which $183,000 related to appreciated securities and $1,999,000 related to depreciated securities.

First Quarter Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

Disciplined Large Cap Value Active Extension Portfolio

REIT	Real Estate Investment Trust

First Quarter Report

March 31, 2008 (unaudited)

Portfolio of Investments

Focus Equity Portfolio

	Shares	Value (000)
Common Stocks (97.9%)
Air Transport (2.3%)
Expeditors International Washington, Inc.	7,525	$340

Building: Cement (3.4%)
Cemex S.A.B. de C.V. ADR (a)	19,340	505

Casinos & Gambling (4.9%)
Wynn Resorts Ltd.	7,200	725

Chemicals (9.5%)
Monsanto Co.	12,660	1,411

Communications Technology (12.0%)
America Movil S.A.B. de C.V., Class L ADR	9,108	580
Cisco Systems, Inc. (a)	15,541	375
Research In Motion Ltd. (a)	7,416	832
		1,787
Computer Services Software & Systems (13.6%)
Baidu.com ADR (a)	1,272	305
Google, Inc., Class A (a)	2,029	894
Mastercard, Inc., Class A	2,674	596
Tencent Holdings Ltd.	41,400	235
		2,030
Computer Technology (3.2%)
Apple, Inc. (a)	3,352	481

Energy — Miscellaneous (9.8%)
Ultra Petroleum Corp. (a)	18,850	1,461

Financial — Miscellaneous (6.6%)
American Express Co.	10,815	473
Berkshire Hathaway, Inc., Class B (a)	112	501
		974
Insurance: Multi-Line (3.6%)
Loews Corp.	13,417	540

Real Estate (4.7%)
Brookfield Asset Management, Inc., Class A	26,037	698

Restaurants (2.9%)
Starbucks Corp. (a)	24,320	426

Retail (10.0%)
Abercrombie & Fitch Co.	5,300	387
Amazon.com, Inc. (a)	15,522	1,107
		1,494
Services: Commercial (6.0%)
Corporate Executive Board Co.	4,379	177
eBay, Inc. (a)	24,080	719
		896
Shipping (3.0%)
C.H. Robinson Worldwide, Inc.	8,197	446

Wholesalers (2.4%)
Li & Fung Ltd.	96,000	359
Total Common Stocks (Cost $13,359)		14,573

Short-Term Investment (2.3%)
Investment Company (2.3%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (Cost $335)(o)	334,935	335
Total Investments (100.2%) (Cost $13,694) (v)+		14,908
Liabilities in Excess of Other Assets (-0.2%)		(22)
Net Assets (100%)		$14,886

(a)	Non-income producing security.
(o)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the three months ended March 31, 2008, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as interest from affiliates and totaled approximately $9,000. For the three months ended March 31, 2008, the approximate cost of purchases and sales in the Liquidity Fund were $1,275,000 and $2,087,000, respectively.

(v)

The approximate market value and percentage of the investments, $595,000 and 4.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments.

+

At March 31, 2008, the U.S. Federal income tax cost basis of investments was approximately $13,694,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $1,214,000 of which $2,900,000 related to appreciated securities and $1,686,000 related to depreciated securities.

ADR	American Depositary Receipt

First Quarter Report

March 31, 2008 (unaudited)

Portfolio of Investments

Large Cap Relative Value Portfolio

	Shares	Value (000)
Common Stocks (92.5%)
Aerospace (1.8%)
Raytheon Co.	69,960	$4,520

Air Transport (0.2%)
UAL Corp.	27,900	601

Automobiles (0.5%)
Honda Motor Co., Ltd. ADR	41,840	1,205

Banks: Outside New York City (2.1%)
PNC Financial Services Group, Inc.	55,517	3,640
SunTrust Banks, Inc.	33,749	1,861
		5,501
Beverages: Soft Drinks (1.6%)
Coca-Cola Co. (The)	66,650	4,057

Chemicals (3.8%)
Bayer AG ADR	104,510	8,413
E.I. Du Pont de Nemours & Co.	28,920	1,352
		9,765
Communications & Media (4.6%)
Time Warner, Inc.	421,549	5,910
Viacom, Inc., Class B (a)	152,266	6,033
		11,943
Communications Technology (2.1%)
Alcatel-Lucent ADR	413,200	2,380
Cisco Systems, Inc. (a)	80,060	1,929
Embarq Corp.	29,926	1,200
		5,509
Computer Services Software & Systems (0.9%)
Oracle Corp. (a)	34,780	680
Symantec Corp. (a)	99,080	1,647
		2,327
Computer Technology (1.3%)
EMC Corp. (a)	34,330	492
Hewlett-Packard Co.	61,439	2,806
		3,298
Consumer Electronics (0.7%)
Sony Corp. ADR	41,950	1,681

Consumer Staples — Miscellaneous (0.8%)
Kimberly-Clark Corp.	33,170	2,141

Cosmetics (0.7%)
Estee Lauder Cos., Inc. (The)	37,790	1,733

Diversified Financial Services (7.4%)
Bank of America Corp.	93,687	3,552
Citigroup, Inc.	165,738	3,550
JPMorgan Chase & Co.	231,276	9,933
Merrill Lynch & Co., Inc.	50,995	2,078
		19,113
Drugs & Pharmaceuticals (9.9%)
Abbott Laboratories	128,330	7,077
Bristol-Myers Squibb Co.	175,240	3,733
Novartis AG ADR	52,920	2,711
Roche Holding AG ADR	40,690	3,845
Schering-Plough Corp.	307,080	4,425
Wyeth	90,260	3,769
		25,560
Electronics: Instruments Gauges & Meters (0.5%)
Applera Corp. - Applied Biosystems Group	40,580	1,333

Electronics: Semi-Conductors/Components (0.8%)
Intel Corp.	97,991	2,075

Energy — Miscellaneous (2.3%)
Devon Energy Corp.	13,960	1,457
Occidental Petroleum Corp.	62,200	4,551
		6,008
Energy Equipment (0.7%)
Schlumberger Ltd.	21,360	1,858

Financial — Miscellaneous (3.3%)
Freddie Mac	95,496	2,418
Marsh & McLennan Cos., Inc.	248,359	6,048
		8,466
Foods (5.2%)
Cadbury Schweppes plc ADR	85,530	3,782
ConAgra Foods, Inc.	59,540	1,426
Kraft Foods, Inc.	95,898	2,974
Unilever N.V. ADR	158,210	5,336
		13,518
Insurance: Life (0.2%)
Cigna Corp.	14,240	578

Insurance: Multi-Line (1.7%)
Aegon N.V. (Registered)	112,384	1,645
Hartford Financial Services Group, Inc.	34,588	2,621
		4,266
Insurance: Property & Casualty (3.7%)
Chubb Corp.	85,730	4,242
Travelers Cos., Inc. (The)	109,270	5,229
		9,471
Manufacturing (2.9%)
Siemens AG ADR	44,280	4,824
Tyco International Ltd.	57,305	2,524
		7,348
Materials & Processing — Miscellaneous (1.2%)
Newmont Mining Corp.	69,270	3,138

Medical & Dental Instruments & Supplies (1.6%)
Boston Scientific Corp. (a)	154,440	1,988
Covidien Ltd.	49,835	2,205
		4,193
Multi-Sector Companies (2.3%)
General Electric Co.	157,330	5,823

Oil: Integrated (4.0%)
BP plc ADR	10,200	619
ConocoPhillips	20,690	1,577
ExxonMobil Corp.	39,640	3,353
Royal Dutch Shell plc ADR	70,550	4,866
		10,415
Restaurants (0.7%)
Starbucks Corp. (a)	99,740	1,745

Retail (5.7%)
Home Depot, Inc. (The)	56,200	1,572
Macy’s, Inc.	63,700	1,469
Office Depot, Inc. (a)	100,308	1,108
Rite Aid Corp. (a)	208,340	613
Wal-Mart Stores, Inc.	187,310	9,867
		14,629
Savings & Loan (0.3%)
Sovereign Bancorp, Inc.	88,655	826

Securities Brokerage & Services (0.9%)
Charles Schwab Corp. (The)	121,942	2,296

Services: Commercial (1.5%)
eBay, Inc. (a)	129,390	3,861

Soaps & Household Chemicals (0.9%)
Procter & Gamble Co.	33,900	2,375

First Quarter Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

Large Cap Relative Value Portfolio

	Shares	Value (000)
Tobacco (1.4%)
Altria Group, Inc.	49,730	$1,104
Philip Morris International, Inc. (a)	49,730	2,515
		3,619
Transportation — Miscellaneous (0.7%)
FedEx Corp.	20,100	1,863

Utilities — Miscellaneous (0.5%)
NRG Energy, Inc. (a)	31,300	1,220

Utilities: Cable TV & Radio (1.0%)
Comcast Corp., Class A	129,039	2,496

Utilities: Electrical (5.4%)
American Electric Power Co., Inc.	125,060	5,206
Entergy Corp.	46,982	5,125
FirstEnergy Corp.	51,210	3,514
		13,845
Utilities: Gas Pipelines (0.7%)
Williams Cos., Inc.	53,910	1,778

Utilities: Telecommunications (4.0%)
France Telecom S.A. ADR	85,390	2,867
Sprint Nextel Corp.	88,459	592
Verizon Communications, Inc.	188,019	6,853
		10,312
Total Common Stocks (Cost $237,399)		238,309

Investment Companies (3.0%)
Financial Select Sector SPDR Fund	179,180	4,456
iShares MSCI Japan Index Fund	195,440	2,418
iShares Russell 1000 Value Index Fund	10,600	775
Total Investment Companies (Cost $8,405)		7,649

Short-Term Investment (4.6%)
Investment Company (4.6%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (Cost $11,863)(o)	11,863,178	11,863
Total Investments (100.1%) (Cost $257,667) +		257,821
Liabilities in Excess of Other Assets (-0.1%)		(278)
Net Assets (100%)		$257,543

(a)	Non-income producing security.
(o)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the three months ended March 31, 2008, advisory fees paid were reduced by approximately $2,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as interest from affiliates and totaled approximately $73,000. For the three months ended March 31, 2008, the approximate cost of purchases and sales in the Liquidity Fund were $31,767,000 and $24,847,000, respectively.

+

At March 31, 2008, the U.S. Federal income tax cost basis of investments was approximately $257,667,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $154,000 of which $28,802,000 related to appreciated securities and $28,648,000 related to depreciated securities.

ADR	American Depositary Receipt

First Quarter Report

March 31, 2008 (unaudited)

Portfolio of Investments

Small Company Growth Portfolio

	Shares	Value (000)
Common Stocks (96.6%)
Aluminum (1.0%)
Kaiser Aluminum Corp.	241,073	$16,706

Biotechnology Research & Production (4.9%)
Alnylam Pharmaceuticals, Inc. (a)	918,981	22,423
Illumina, Inc. (a)	739,555	56,132
		78,555
Building: Cement (6.0%)
Eagle Materials, Inc.	1,389,426	49,394
Texas Industries, Inc.	753,620	45,300
		94,694
Casinos & Gambling (0.2%)
Lakes Entertainment, Inc. (a)	613,119	2,710

Commercial Information Services (1.8%)
Viad Corp.	779,072	28,054

Communications & Media (0.7%)
CKX, Inc. (a)	1,117,557	10,639

Communications Technology (2.0%)
Gmarket, Inc. ADR (a)	709,520	15,198
GSI Commerce, Inc. (a)	1,251,916	16,463
		31,661
Computer Services Software & Systems (7.0%)
Bankrate, Inc. (a)	335,662	16,746
Blackboard, Inc. (a)	663,889	22,128
comScore, Inc. (a)	546,213	10,957
Forrester Research, Inc. (a)	1,168,825	31,067
Longtop Financial Technologies Ltd. ADR (a)	1,110,215	20,961
NetSuite, Inc. (a)	454,751	9,795
		111,654
Consumer Electronics (0.8%)
CNET Networks, Inc. (a)	1,850,365	13,138

Education Services (6.5%)
Ambassadors Group, Inc.	1,041,904	19,682
American Public Education, Inc. (a)	511,444	15,532
Strayer Education, Inc.	443,902	67,695
		102,909
Electronics: Semi-Conductors/Components (0.7%)
Tessera Technologies, Inc. (a)	540,494	11,242

Electronics: Technology (2.3%)
Cogent Communications Group, Inc. (a)	2,016,243	36,918

Energy — Miscellaneous (2.7%)
Contango Oil & Gas Co. (a)	668,390	43,185

Engineering & Contracting Services (2.7%)
Grupo Aeroportuario del Pacifico S.A. de C.V. ADR	936,942	42,162

Entertainment (2.0%)
Vail Resorts, Inc. (a)	658,036	31,777

Financial — Miscellaneous (4.6%)
Interactive Data Corp.	1,343,645	38,253
Riskmetrics Group, Inc. (a)	1,766,444	34,181
		72,434
Forest Products (2.6%)
Brookfield Infrastructure Partners, LP	2,393,435	40,569
Homebuilding (2.1%)
Gafisa S.A. ADR (a)	1,003,443	33,475

Insurance: Multi-Line (0.7%)
Greenlight Capital Re Ltd., Class A (a)	583,250	10,849

Investment Management Companies (3.7%)
Greenhill & Co., Inc.	789,537	54,920
Pzena Investment Management, Inc., Class A	290,916	3,293
		58,213
Leisure Time (2.1%)
Aruze Corp.	897,400	27,780
Premier Exhibitions, Inc. (a)	935,777	5,652
		33,432
Machinery: Industrial/Specialty (1.4%)
Middleby Corp. (a)	351,087	21,904

Medical & Dental Instruments & Supplies (5.0%)
Cepheid, Inc. (a)	642,554	15,672
Techne Corp. (a)	957,478	64,496
		80,168
Oil: Crude Producers (2.8%)
Carrizo Oil & Gas, Inc. (a)	453,447	26,876
GMX Resources, Inc. (a)	492,078	17,188
		44,064
Printing & Copying Services (1.4%)
VistaPrint Ltd. (a)	619,896	21,665

Publishing — Miscellaneous (2.3%)
Morningstar, Inc. (a)	583,877	35,821

Real Estate Investment Trusts (REIT) (0.5%)
Consolidated-Tomoka Land Co.	134,608	7,545
FX Real Estate and Entertainment, Inc. (a)	213,190	1,253
		8,798
Restaurants (3.1%)
BJ’s Restaurants, Inc. (a)	1,063,322	15,322
P.F. Chang’s China Bistro, Inc. (a)	1,167,437	33,202
		48,524
Retail (9.9%)
AFC Enterprises, Inc. (a)	1,481,095	13,315
Blue Nile, Inc. (a)	1,096,134	59,356
Citi Trends, Inc. (a)	877,610	16,192
Ctrip.com International Ltd. ADR	482,520	25,583
Dena Co., Ltd.	2,850	18,263
Lululemon Athletica, Inc. (a)	876,787	24,927
		157,636
Services: Commercial (8.8%)
Advisory Board Co. (The) (a)	940,316	51,661
Corporate Executive Board Co.	428,155	17,332
CoStar Group, Inc. (a)	978,672	42,083
Information Services Group, Inc. (a)	2,421,820	12,497
Mercadolibre, Inc. (a)	403,880	16,058
		139,631
Shoes (0.9%)
Iconix Brand Group, Inc. (a)	851,469	14,773
Technology — Miscellaneous (1.3%)
Housevalues, Inc. (a)	1,024,170	2,417
iRobot Corp. (a)	717,344	12,274
Rediff.com India Ltd. ADR (a)	820,734	6,533
		21,224
Textile Apparel Manufacturers (0.5%)
American Apparel, Inc. (a)	914,495	8,642

Toys (1.0%)
Marvel Entertainment, Inc. (a)	566,362	15,173

First Quarter Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

Small Company Growth Portfolio

	Shares	Value (000)
Transportation — Miscellaneous (0.6%)
Integrated Distribution Services Group Ltd.	3,681,400	$10,310
Total Common Stocks (Cost $1,479,990)		1,533,309

Preferred Stocks (1.4%)
Biotechnology Research & Production (0.9%)
Microbia, Inc., Series F (Convertible) (a)(d)(l)	1,212,976	13,597

Computer Services Software & Systems (0.5%)
Ning, Inc., Series D (a)(d)	1,132,800	8,100
Total Preferred Stocks (Cost $15,680)		21,697

No. of Rights
Right (0.0%)
Diversified Financial Services (0.0%)
FX Real Estate and Entertainment, Inc., expires 4/11/08 (Cost $—) (a)	111,755	—

	Shares
Short-Term Investment (2.5%)
Investment Company (2.5%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (Cost $40,417)(o)	40,417,117	40,417
Total Investments (100.5%) (Cost $1,536,087) (v)+		1,595,423
Liabilities in Excess of Other Assets (-0.5%)		(7,801)
Net Assets (100%)		$1,587,622

(a)	Non-income producing security.
(d)	Securities were valued at fair value — At March 31, 2008, the Portfolio held approximately $21,697,000 of fair valued securities, representing 1.4% of net assets.
(l)	Security has been deemed illiquid at March 31, 2008.
(o)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the three months ended March 31, 2008, advisory fees paid were reduced by approximately $8,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as interest from affiliates and totaled approximately $311,000. For the three months ended March 31, 2008, the approximate cost of purchases and sales in the Liquidity Fund were $165,092,000 and $138,608,000, respectively.

(v)

The approximate market value and percentage of the investments, $56,353,000 and 3.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments.

+

At March 31, 2008, the U.S. Federal income tax cost basis of investments was approximately $1,536,087,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $59,336,000 of which $248,877,000 related to appreciated securities and $189,541,000 related to depreciated securities.

ADR	American Depositary Receipt

First Quarter Report

March 31, 2008 (unaudited)

Portfolio of Investments

Systematic Active Large Cap Core Portfolio

	Shares	Value (000)

Common Stocks (93.2%)
Aerospace & Defense (5.3%)
BE Aerospace, Inc. (a)(c)	767	$27
Boeing Co. (The)	368	28
DRS Technologies, Inc. (c)	448	26
General Dynamics Corp.	566	47
Honeywell International, Inc.	543	31
L-3 Communications Holdings, Inc.	295	32
Lockheed Martin Corp.	406	40
Northrop Grumman Corp.	653	51
Raytheon Co.	373	24
		306
Air Freight & Logistics (0.2%)
UTi Worldwide, Inc. (c)	654	13

Airlines (0.3%)
AMR Corp. (a)	837	8
U.S. Airways Group, Inc. (a)	823	7
		15
Auto Components (0.7%)
Autoliv, Inc.	413	21
BorgWarner, Inc.	496	21
		42
Beverages (1.3%)
Molson Coors Brewing Co., Class B	585	31
Pepsi Bottling Group, Inc.	763	26
PepsiAmericas, Inc. (c)	737	19
		76
Biotechnology (2.3%)
Genzyme Corp. (a)	605	45
Gilead Sciences, Inc. (a)	1,337	69
Invitrogen Corp. (a)	248	21
		135
Capital Markets (2.5%)
E*Trade Financial Corp. (a)(c)	1,887	7
Goldman Sachs Group, Inc. (The)	503	83
Lehman Brothers Holdings, Inc.	456	17
Merrill Lynch & Co., Inc.	869	36
		143
Chemicals (2.2%)
FMC Corp. (c)	528	29
Monsanto Co.	488	54
Thermo Fisher Scientific, Inc. (a)	802	46
Tronox, Inc., Class B (c)	20	—	@
		129
Commercial Banks (0.3%)
Wells Fargo & Co.	636	19

Commercial Services & Supplies (0.0%)
Monster Worldwide, Inc. (a)(c)	90	2

Communications Equipment (1.8%)
Ciena Corp. (a)(c)	697	21
Cisco Systems, Inc. (a)	1,644	40
F5 Networks, Inc. (a)(c)	464	8
QLogic Corp. (a)	888	14
QUALCOMM, Inc.	459	19
		102
Computers & Peripherals (6.6%)
Apple, Inc. (a)	550	79
Dell, Inc. (a)	1,288	26
Diebold, Inc. (c)	428	16
Hewlett-Packard Co.	2,789	127
International Business Machines Corp.	1,053	121
NetApp, Inc. (a)	508	10
		379
Construction & Engineering (0.5%)
Jacobs Engineering Group, Inc. (a)	385	28

Consumer Finance (0.5%)
American Express Co.	431	19
First Marblehead Corp. (The) (c)	1,140	8
		27
Diversified Financial Services (2.6%)
Bank of America Corp.	1,096	42
Citigroup, Inc.	2,356	50
JPMorgan Chase & Co.	816	35
Nasdaq OMX Group, Inc. (The) (a)(c)	574	22
		149
Diversified Telecommunication Services (2.6%)
AT&T, Inc.	2,892	111
Verizon Communications, Inc.	1,115	40
		151
Electric Utilities (0.9%)
Exelon Corp.	641	52

Electrical Equipment (0.4%)
General Cable Corp. (a)(c)	297	18
Sunpower Corp., Class A (a)(c)	97	7
		25
Electronic Equipment & Instruments (0.5%)
Amphenol Corp., Class A	595	22
Jabil Circuit, Inc.	698	7
		29
Energy Equipment & Services (3.1%)
ENSCO International, Inc.	223	14
Halliburton Co.	432	17
Helix Energy Solutions Group, Inc. (a)	314	10
National Oilwell Varco, Inc. (a)	568	33
Pride International, Inc. (a)(c)	408	14
Superior Energy Services, Inc. (a)	1,187	47
Transocean, Inc. (a)	330	45
		180
Food & Staples Retailing (2.3%)
Costco Wholesale Corp.	605	39
CVS Caremark Corp.	2,372	96
		135
Food Products (0.4%)
Archer-Daniels-Midland Co.	592	24

Gas Utilities (1.0%)
Energen Corp.	397	25
Questar Corp.	569	32
		57
Health Care Providers & Services (4.1%)
Aetna, Inc.	783	33
DaVita, Inc. (a)	430	21
Express Scripts, Inc. (a)	498	32
HLTH Corp. (a)(c)	971	9
Humana, Inc. (a)	464	21
McKesson Corp.	629	33
Medco Health Solutions, Inc. (a)	692	30
Quest Diagnostics, Inc. (c)	926	42
Health Care Providers & Services (cont’d)
WellPoint, Inc. (a)	397	17
		238

First Quarter Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

Systematic Active Large Cap Core Portfolio

	Shares	Value (000)
Hotels Restaurants & Leisure (2.5%)
Burger King Holdings, Inc.	975	$27
Las Vegas Sands Corp. (a)	116	9
McDonald’s Corp.	1,568	87
Starbucks Corp. (a)	626	11
Wynn Resorts Ltd. (c)	110	11
		145
Household Durables (0.3%)
Garmin Ltd. (c)	129	7
Tempur-Pedic International, Inc. (c)	1,199	13
		20
Household Products (1.0%)
Energizer Holdings, Inc. (a)	238	21
Kimberly-Clark Corp.	554	36
		57
Independent Power Producers & Energy Traders (0.3%)
AES Corp. (The) (a)	1,019	17

Industrial Conglomerates (1.3%)
General Electric Co.	2,029	75

Information Technology Services (0.6%)
Cognizant Technology Solutions Corp., Class A (a)	367	11
Global Payments, Inc. (c)	541	22
		33
Insurance (5.8%)
AMBAC Financial Group, Inc. (c)	946	6
American Financial Group, Inc.	795	20
American International Group, Inc.	783	34
Chubb Corp.	710	35
CNA Financial Corp. (c)	1,145	30
Hartford Financial Services Group, Inc.	625	47
Loews Corp.	903	36
MBIA, Inc. (c)	628	8
MetLife, Inc.	718	43
Philadelphia Consolidated Holding Co. (a)(c)	585	19
Prudential Financial, Inc.	335	26
Travelers Cos., Inc. (The)	609	29
		333
Internet & Catalog Retail (0.7%)
Amazon.com, Inc. (a)	141	10
Expedia, Inc. (a)(c)	976	22
NutriSystem, Inc. (a)	468	7
		39
Internet Software & Services (2.4%)
Akamai Technologies, Inc. (a)	358	10
eBay, Inc. (a)	1,151	34
Google, Inc., Class A (a)	91	40
McAfee, Inc. (a)	1,422	47
WebMD Health Corp., Class A (a)(c)	325	8
		139
Machinery (2.6%)
AGCO Corp. (a)(c)	489	29
Deere & Co.	872	70
Joy Global, Inc.	619	41
Manitowoc Co., Inc. (The) (c)	269	11
		151
Media (0.9%)
DIRECTV Group, Inc. (The) (a)	1,254	31
Walt Disney Co. (The)	730	23
		54
Metals & Mining (2.4%)
Alcoa, Inc.	319	12
Freeport-McMoran Copper & Gold, Inc.	209	20
Rio Tinto plc ADR (c)	83	34
Southern Copper Corp. (c)	326	34
United States Steel Corp.	302	38
		138
Multiline Retail (0.2%)
J.C. Penney Co., Inc.	293	11

Oil, Gas & Consumable Fuels (9.8%)
Anadarko Petroleum Corp.	342	22
Chevron Corp.	908	78
ConocoPhillips	1,428	109
ExxonMobil Corp.	2,142	181
Frontier Oil Corp. (c)	308	8
Hess Corp.	355	31
Marathon Oil Corp.	972	44
Overseas Shipholding Group, Inc.	576	40
Spectra Energy Corp.	473	11
Valero Energy Corp.	907	45
		569
Personal Products (0.2%)
Bare Escentuals, Inc. (a)	510	12

Pharmaceuticals (2.7%)
APP Pharmaceuticals, Inc. (a)(c)	1,234	15
Johnson & Johnson	544	35
Merck & Co., Inc.	1,795	68
Teva Pharmaceutical Industries Ltd. ADR	773	36
		154
Road & Rail (2.2%)
Avis Budget Group, Inc. (a)	978	10
Burlington Northern Santa Fe Corp.	385	36
CSX Corp.	680	38
Union Pacific Corp.	360	45
		129
Semiconductors & Semiconductor Equipment (3.0%)
Cypress Semiconductor Corp. (a)(c)	1,082	26
Integrated Device Technology, Inc. (a)(c)	1,116	10
Intel Corp.	2,799	59
LSI Corp. (a)	2,383	12
MEMC Electronic Materials, Inc. (a)	595	42
Micron Technology, Inc. (a)	1,621	10
Texas Instruments, Inc.	478	13
		172
Software (3.1%)
Electronic Arts, Inc. (a)	217	11
Microsoft Corp.	2,718	77
Oracle Corp. (a)	2,529	49
Salesforce.com, Inc. (a)	666	39
VMware, Inc., Class A (a)(c)	141	6
		182

First Quarter Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

Systematic Active Large Cap Core Portfolio

	Shares	Value (000)
Specialty Retail (1.5%)
American Eagle Outfitters, Inc.	1	$ —@
Chico’s FAS, Inc. (a)	1,308	9
Coldwater Creek, Inc. (a)(c)	1,909	10
GameStop Corp., Class A (a)	507	26
Guess?, Inc. (c)	321	13
Office Depot, Inc. (a)	953	11
Urban Outfitters, Inc. (a)	480	15
		84
Textiles, Apparel & Luxury Goods (1.6%)
Coach, Inc. (a)	401	12
CROCS, Inc. (a)(c)	307	5
Jones Apparel Group, Inc.	779	11
Liz Claiborne, Inc.	594	11
Nike, Inc., Class B	608	41
Polo Ralph Lauren Corp. (c)	232	14
		94
Thrifts & Mortgage Finance (1.5%)
Countrywide Financial Corp. (c)	2,614	14
Fannie Mae	360	10
Freddie Mac	406	10
MGIC Investment Corp. (c)	1,422	15
PMI Group, Inc. (The) (c)	969	6
Radian Group, Inc. (c)	2,943	19
Sovereign Bancorp, Inc. (c)	1,084	10
Washington Mutual, Inc. (c)	456	5
		89
Tobacco (3.8%)
Altria Group, Inc.	1,965	44
Loews Corp. - Carolina Group	1,075	78
Philip Morris International, Inc. (a)	1,965	99
		221
Wireless Telecommunication Services (0.4%)
American Tower Corp., Class A (a)	308	12
NII Holdings, Inc. (a)(c)	272	9
		21
Total Common Stocks (Cost $5,493)		5,395

Short-Term Investments (19.0%)
Securities held as Collateral on Loaned Securities (12.6%)
Investment Company (3.5%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (o)	201,863	202

	Face Amount (000)
Short-Term Debt (9.1%)
Alliance & Leicester plc,
3.08%, 9/2/08 (h)	$18	$18
Bancaja,
4.04%, 11/12/08 (h)	9	9
Bank of New York Co., Inc.,
3.07%, 8/8/08 (h)	9	9
BASF AG,
3.89%, 8/19/08 (h)	9	9
CAM US Finance S.A. Unipersonal,
4.71%, 7/25/08 (h)	36	36
Canadian Imperial Bank of Commerce, New York,
2.42%, 7/28/08 (h)	18	18
CIT Group Holdings,
3.97%, 5/19/08 (h)	32	32
Citigroup Global Markets Holdings, Inc.,
3.01%, 4/1/08	124	124
First Tennessee Bank,
2.84%, 8/15/08 (h)	9	9
2.85%, 8/15/08 (h)	36	36
Goldman Sachs Group, Inc.,
2.89%, 9/12/08 (h)	9	9
HSBC Finance Corp.,
3.10%, 8/5/08 (h)	9	9
IBM Corp.,
3.09%, 9/8/08 (h)	36	36
Macquarie Bank Ltd.,
2.62%, 8/20/08 (h)	18	18
Metropolitan Life Global Funding,
2.59%, 8/21/08 (h)	27	27
National Bank of Canada,
3.11%, 4/2/08 (h)	36	36
National Rural Utilities Cooperative Finance Corp.,
3.13%, 9/2/08 (h)	36	36
Nationwide Building Society,
2.75%, 7/28/08 (h)	21	21
Unicredito Italiano Bank (Ireland) plc,
2.84%, 8/14/08 (h)	20	20
3.09%, 8/8/08 (h)	12	12
		524
		726

	Shares
Investment Company (6.4%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (o)	374,143	374
Total Short-Term Investments (Cost $1,100)		1,100
Total Investments (112.2%) (Cost $6,593) — including $713 of Securities Loaned +		6,495
Liabilities in Excess of Other Assets (-12.2%)		(708)
Net Assets (100%)		$5,787

(a)	Non-income producing security.
(c)

All or portion of security on loan at March 31, 2008. At March 31, 2008, the Portfolio had loaned securities with a total value of $713,000. This was secured by collateral of $726,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments.

(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2008.

First Quarter Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

Systematic Active Large Cap Core Portfolio

(o)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the three months ended March 31, 2008, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as interest from affiliates and totaled approximately $3,000. For the three months ended March 31, 2008, the approximate cost of purchases and sales in the Liquidity Fund were $476,000 and $179,000, respectively.

@	Value is less than $500.
+

At March 31, 2008, the U.S. Federal income tax cost basis of investments was approximately $6,593,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $98,000 of which $658,000 related to appreciated securities and $756,000 related to depreciated securities.

ADR	American Depositary Receipt

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)
Long:
E-Mini S&P 500 (United States)	4	$265	Jun-08	$6

First Quarter Report

March 31, 2008 (unaudited)

Portfolio of Investments

Systematic Active Small Cap Core Portfolio

	Shares	Value (000)
Common Stocks (85.9%)
Advertising Agencies (0.4%)
inVentiv Health, Inc. (a)	753	$22

Aerospace (0.7%)
AAR Corp. (a)	931	25
MTC Technologies, Inc. (a)(c)	491	12
		37
Air Transport (1.8%)
Alaska Air Group, Inc. (a)(c)	1,387	27
Bristow Group, Inc. (a)(c)	536	29
ExpressJet Holdings, Inc. (a)(c)	3,122	8
Republic Airways Holdings, Inc. (a)	795	17
Skywest, Inc.	882	19
		100
Auto Parts: After Market (0.1%)
Commercial Vehicle Group, Inc. (a)	515	5

Auto Parts: Original Equipment (0.0%)
Noble International Ltd.	304	2

Auto Trucks & Parts (0.9%)
American Axle & Manufacturing Holdings, Inc.	1,987	41
Miller Industries, Inc. (a)	562	5
		46
Automobiles (0.2%)
Force Protection, Inc. (a)	1,619	3
Wabash National Corp.	1,020	9
		12
Banks: New York City (0.7%)
Community Bank System, Inc. (c)	1,170	29
Signature Bank (a)	308	8
		37
Banks: Outside New York City (5.3%)
1st Source Corp. (c)	342	7
BankFinancial Corp. (c)	1,550	25
Boston Private Financial Holdings, Inc. (c)	1,220	13
Capitol Bancorp Ltd. (c)	393	8
Centennial Bank Holdings, Inc. (a)(c)	3,568	22
First Bancorp (c)	4,444	45
First Community Bancorp, Inc.	940	25
Franklin Bank Corp. (a)(c)	1,824	6
Fremont General Corp. (a)(c)	2,006	1
Hanmi Financial Corp. (c)	913	7
Imperial Capital Bancorp, Inc.	556	12
Independent Bank Corp. (c)	820	8
Midwest Banc Holdings, Inc. (c)	629	8
Oriental Financial Group	1,652	33
Security Bank Corp. (c)	853	7
Sun Bancorp, Inc. (a)(c)	664	9
Susquehanna Bancshares, Inc. (c)	982	20
Umpqua Holdings Corp. (c)	1,952	30
		286
Biotechnology Research & Production (3.5%)
Albany Molecular Research, Inc. (a)(c)	1,867	23
American Oriental Bioengineering, Inc. (a)(c)	684	6
Applera Corp. - Celera Group (a)	656	10
Cubist Pharmaceuticals, Inc. (a)	366	7
InterMune, Inc. (a)	583	8
Kendle International, Inc. (a)(c)	907	41
MannKind Corp. (a)	974	6
Martek Biosciences Corp. (a)(c)	862	26
Momenta Pharmaceuticals, Inc. (a)(c)	1,063	12
Nabi Biopharmaceuticals (a)(c)	5,787	23
Nastech Pharmaceutical Co., Inc. (a)(c)	1,966	5
Neurocrine Biosciences, Inc. (a)(c)	1,734	9
Omrix Biopharmaceuticals, Inc. (a)	226	3
Protalix BioTherapeutics, Inc. (a)	2,365	6
Vanda Pharmaceuticals, Inc. (a)	1,149	4
		189
Building — Miscellaneous (0.3%)
Builders FirstSource, Inc. (a)(c)	1,093	8
Trex Co., Inc. (a)	895	7
		15
Building Materials (0.4%)
NCI Building Systems, Inc. (a)(c)	626	15
PGT, Inc. (a)	1,616	5
		20
Building: Cement (0.2%)
US Concrete, Inc. (a)	2,302	9

Building: Plumbing & Heating (0.2%)
Aaon, Inc.	512	10

Business & Consumer Discretionary — Miscellaneous (0.3%)
Core-Mark Holding Co., Inc. (a)(c)	529	15

Casinos & Gambling (0.0%)
Magna Entertainment Corp., Class A (a)	1,095	—	@

Chemicals (2.1%)
Arch Chemicals, Inc.	570	21
Georgia Gulf Corp.	1,131	8
HB Fuller Co.	443	9
Landec Corp. (a)	773	6
PolyOne Corp. (a)	6,251	40
Spartech Corp.	1,518	13
Stepan Co.	216	8
Tronox, Inc., Class B (c)	920	4
Zep, Inc.	379	6
		115
Coal (0.3%)
Walter Industries, Inc.	287	18

Commercial Information Services (0.3%)
CMGI, Inc. (a)(c)	1,394	18

Communications & Media (0.1%)
Westwood One, Inc. (a)(c)	3,884	8

Communications Technology (2.0%)
3Com Corp. (a)	8,755	20
Black Box Corp.	684	21
Cbeyond, Inc. (a)	828	16
CommScope, Inc. (a)	154	5

First Quarter Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

Systematic Active Small Cap Core Portfolio

	Shares	Value (000)
Communications Technology (cont’d)
MasTec, Inc. (a)	1,335	$11
Network Equipment Technologies, Inc. (a)(c)	937	6
Novatel Wireless, Inc. (a)(c)	482	5
Optium Corp. (a)(c)	1,024	7
Utstarcom, Inc. (a)(c)	6,013	17
		108
Computer Services Software & Systems (5.6%)
American Reprographics Co. (a)(c)	470	7
Anixter International, Inc. (a)(c)	668	43
Ariba, Inc. (a)	4,504	43
CACI International, Inc., Class A (a)	428	19
Chordiant Software, Inc. (a)	913	5
COMSYS IT Partners, Inc. (a)(c)	476	4
iGate Corp. (a)(c)	907	6
JDA Software Group, Inc. (a)	2,167	40
Mantech International Corp., Class A (a)	481	22
Mentor Graphics Corp. (a)	925	8
Midway Games, Inc. (a)	2,808	8
Move, Inc. (a)	3,186	10
Openwave Systems, Inc. (c)	5,820	14
Packeteer, Inc. (a)(c)	1,284	7
Perot Systems Corp., Class A (a)	2,979	45
Schawk, Inc. (c)	676	11
SourceForge, Inc. (a)	3,350	7
Sykes Enterprises, Inc. (a)	421	7
		306
Computer Technology (0.9%)
Imation Corp. (c)	947	22
Isilon Systems, Inc. (a)	1,561	8
Rackable Systems, Inc. (a)(c)	803	7
Synaptics, Inc. (a)(c)	189	4
Zoran Corp. (a)	349	5
		46
Construction (0.1%)
Dycom Industries, Inc. (a)	701	8

Consumer Electronics (0.8%)
Earthlink, Inc. (a)	4,666	35
Internap Network Services Corp. (a)(c)	904	5
iPass, Inc. (a)	1,735	5
		45
Consumer Staples — Miscellaneous (1.0%)
American Greetings Corp., Class A (c)	1,626	30
Prestige Brands Holdings, Inc. (a)(c)	3,020	25
		55
Containers & Packaging: Paper & Plastic (0.2%)
Graphic Packaging Holding Co. (a)	2,766	8

Diversified (0.3%)
Beacon Roofing Supply, Inc. (a)	918	9
Hudson Highland Group, Inc. (a)	989	9
		18
Diversified Financial Services (0.8%)
Clayton Holdings, Inc. (a)(c)	1,719	8
First Niagara Financial Group, Inc. (c)	2,564	35
		43
Drug & Grocery Store Chains (0.1%)
Winn-Dixie Stores, Inc. (a)(c)	464	8

Drugs & Pharmaceuticals (3.7%)
Emergent Biosolutions, Inc. (a)(c)	1,510	13
KV Pharmaceutical Co., Class A (a)	271	7
Medarex, Inc. (a)(c)	1,863	17
Nektar Therapeutics (a)(c)	1,177	8
Obagi Medical Products, Inc. (a)	425	4
OSI Pharmaceuticals, Inc. (a)	1,275	48
Penwest Pharmaceuticals Co. (a)	1,320	3
Perrigo Co.	2,099	79
Quidel Corp. (a)	399	6
Santarus, Inc. (a)	3,098	8
Trubion Pharmaceuticals, Inc. (a)(c)	749	7
		200
Electrical Equipment & Components (0.8%)
Belden, Inc. (c)	231	8
Greatbatch, Inc. (a)(c)	512	10
Power-One, Inc. (a)(c)	1,908	6
RF Micro Devices, Inc. (a)(c)	6,837	18
		42
Electronics (0.2%)
Multi-Fineline Electronix, Inc. (a)	499	9

Electronics: Instruments Gauges & Meters (0.1%)
Measurement Specialties, Inc. (a)(c)	355	6

Electronics: Medical Systems (0.5%)
Cynosure, Inc., Class A (a)	295	6
Hologic, Inc. (a)(c)	359	20
		26
Electronics: Semi-Conductors/Components (2.6%)
Anadigics, Inc. (a)	663	4
IXYS Corp. (a)	1,404	10
Microsemi Corp. (a)(c)	350	8
ON Semiconductor Corp. (a)(c)	875	5
Plexus Corp. (a)(c)	991	28
Powerwave Technologies, Inc. (a)(c)	1,592	4
Rogers Corp. (a)	462	15
Silicon Image, Inc. (a)(c)	1,693	8
Silicon Storage Technology, Inc. (a)	8,973	24
Skyworks Solutions, Inc. (a)(c)	2,520	18
Spansion, Inc., Class A (a)(c)	1,956	5
Syntax-Brillian Corp. (a)(c)	2,576	3
Trident Microsystems, Inc. (a)	1,271	7
		139
Electronics: Technology (1.3%)
Checkpoint Systems, Inc. (a)	928	25
Innovative Solutions & Support, Inc. (a)(c)	837	9
Omnivision Technologies, Inc. (a)	1,779	30
Zygo Corp. (a)(c)	542	6
		70

First Quarter Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

Systematic Active Small Cap Core Portfolio

	Shares	Value (000)
Energy — Miscellaneous (2.9%)
Alon USA Energy, Inc. (c)	1,575	$24
Atwood Oceanics, Inc. (a)	102	9
Bois d’Arc Energy, Inc. (a)	523	11
Callon Petroleum Co. (a)(c)	675	12
Energy Partners Ltd. (a)(c)	645	6
GeoMet, Inc. (a)(c)	1,495	10
Harvest Natural Resources, Inc. (a)(c)	877	11
Helix Energy Solutions Group, Inc. (a)	253	8
Mariner Energy, Inc. (a)	805	22
Pioneer Drilling Co. (a)(c)	1,345	22
Swift Energy Co. (a)	418	19
Verenium Corp. (a)	1,504	5
		159
Energy Equipment (0.5%)
Exterran Holdings, Inc. (a)	327	21
Geokinetics, Inc. (a)	411	8
		29
Engineering & Contracting Services (0.1%)
Integrated Electrical Services, Inc. (a)	414	7

Entertainment (1.4%)
Bluegreen Corp. (a)(c)	3,561	24
Carmike Cinemas, Inc. (c)	1,252	13
Take-Two Interactive Software, Inc. (a)(c)	1,594	40
		77
Financial — Miscellaneous (1.6%)
Advanta Corp., Class B	978	7
Assured Guaranty Ltd.	400	10
Global Cash Access Holdings, Inc. (a)(c)	1,237	7
Imergent, Inc. (c)	728	8
Ocwen Financial Corp. (a)(c)	1,406	6
Odyssey Re Holdings Corp. (c)	559	21
Platinum Underwriters Holdings Ltd.	659	21
RAM Holdings Ltd. (a)(c)	1,558	4
Security Capital Assurance Ltd. (c)	1,971	1
Triad Guaranty, Inc. (a)(c)	785	4
		89
Financial Data Processing Services & Systems (0.1%)
CompuCredit Corp. (a)(c)	813	7

Foods (0.1%)
Symyx Technologies, Inc. (a)(c)	959	7

Forest Products (0.2%)
Universal Forest Products, Inc. (c)	297	10

Health Care Facilities (0.1%)
Sun Healthcare Group, Inc. (a)	449	6

Health Care Management Services (0.2%)
Eclipsys Corp. (a)	303	6
Omnicell, Inc. (a)(c)	289	6
		12
Health Care Services (0.4%)
Amedisys, Inc. (a)(c)	159	6
Bio-Reference Labs, Inc. (a)(c)	515	14
Hythiam, Inc. (a)(c)	2,798	3
		23
Homebuilding (1.1%)
Amrep Corp.	259	14
Beazer Homes USA, Inc. (c)	1,098	10
M/I Homes, Inc. (c)	772	13
Meritage Homes Corp. (a)	525	10
WCI Communities, Inc. (a)	3,101	11
		58
Hotel/Motel (0.7%)
Lodgian, Inc. (a)(c)	3,381	38

Household Furnishings (0.4%)
American Woodmark Corp. (c)	400	8
La-Z-Boy, Inc. (c)	1,115	10
Lifetime Brands, Inc. (c)	228	2
		20
Identification Control & Filter Devices (0.2%)
Asyst Technologies, Inc. (a)(c)	2,462	9

Industrial Products (0.8%)
Castle (A.M.) & Co.	892	24
Mueller Industries, Inc.	710	21
		45
Insurance: Life (0.9%)
Presidential Life Corp. (c)	2,065	36
StanCorp Financial Group, Inc.	207	10
Universal American Corp. (a)	308	3
		49
Insurance: Multi-Line (0.4%)
Corvel Corp. (a)	338	10
Max Capital Group Ltd.	369	10
		20
Insurance: Property & Casualty (2.0%)
Commerce Group, Inc.	1,430	52
First Acceptance Corp. (a)(c)	1,872	5
IPC Holdings Ltd.	407	11
Meadowbrook Insurance Group, Inc.	1,082	9
Selective Insurance Group	962	23
Tower Group, Inc.	314	8
		108
Investment Management Companies (1.4%)
Apollo Investment Corp. (c)	2,543	40
Cowen Group, Inc. (a)(c)	779	5
Friedman Billings Ramsey Group, Inc., Class A REIT	8,428	14
Gladstone Capital Corp. (c)	248	5
LaBranche & Co., Inc. (a)	1,515	7
W.P. Stewart & Co., Ltd.	1,606	3
		74
Leisure Time (0.4%)
Nautilus, Inc.	1,533	5
Premier Exhibitions, Inc. (a)(c)	707	4
Steinway Musical Instruments (a)	142	4
West Marine, Inc. (a)(c)	865	6
		19
Machine Tools (0.5%)
Regal-Beloit Corp. (c)	791	29

Machinery & Engineering (0.7%)
Applied Industrial Technologies, Inc. (c)	1,090	33
DXP Enterprises, Inc. (a)	165	6
		39
Machinery: Engines (0.6%)
Briggs & Stratton Corp. (c)	1,830	33

First Quarter Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

Systematic Active Small Cap Core Portfolio

	Shares	Value (000)
Machinery: Industrial/Specialty (0.2%)
Kennametal, Inc.	268	$8

Machinery: Oil Well Equipment & Services (1.4%)
Lufkin Industries, Inc. (c)	637	40
Oil States International, Inc. (a)	774	35
		75
Manufactured Housing (0.1%)
Skyline Corp. (c)	288	8

Manufacturing (0.9%)
Acuity Brands, Inc. (c)	529	23
Ameron International Corp. (c)	208	19
Griffon Corp. (a)(c)	611	5
		47
Materials & Processing — Miscellaneous (0.1%)
USEC, Inc. (a)(c)	1,526	6

Medical & Dental Instruments & Supplies (1.1%)
Inverness Medical Innovations, Inc. (a)(c)	604	18
Orthofix International N.V. (a)(c)	133	5
STERIS Corp.	1,024	28
Vital Signs, Inc. (c)	152	8
		59
Metal Fabricating (0.2%)
Encore Wire Corp.	556	10

Office Furniture & Business Equipment (0.7%)
Herman Miller, Inc.	775	19
IKON Office Solutions, Inc. (c)	2,348	18
		37
Oil: Crude Producers (1.3%)
Edge Petroleum Corp. (a)(c)	1,886	8
Stone Energy Corp. (a)	1,215	63
		71
Paper (0.9%)
AbitibiBowater, Inc. (c)	1,311	17
Chesapeake Corp. (c)	1,411	7
Rock-Tenn Co., Class A	866	26
		50
Pollution Control & Environmental Services (0.1%)
Aventine Renewable Energy Holdings, Inc. (a)(c)	617	3
Pacific Ethanol, Inc. (a)(c)	906	4
		7
Printing & Copying Services (0.1%)
VistaPrint Ltd. (a)(c)	182	6

Production Technology Equipment (0.5%)
Credence Systems Corp. (a)(c)	11,340	19
Mattson Technology, Inc. (a)	923	6
		25
Publishing: Miscellaneous (0.4%)
Scholastic Corp. (a)(c)	776	23

Real Estate Investment Trusts (REIT) (4.6%)
Alesco Financial, Inc. REIT	2,380	7
American Financial Realty Trust REIT	4,960	39
Anthracite Capital, Inc. REIT (c)	1,057	7
BioMed Realty Trust, Inc. REIT (c)	1,290	31
CBRE Realty Finance, Inc. REIT (c)	1,374	5
Deerfield Capital Corp. REIT (c)	2,663	4
Equity One, Inc. REIT	1,030	25
Lexington Realty Trust REIT (c)	2,446	35
Novastar Financial, Inc. (a)(c)	2,602	5
Pennsylvania Real Estate Investment Trust REIT (c)	1,182	29
RAIT Investment Trust REIT (c)	1,868	13
Realty Income Corp. REIT (c)	1,505	38
Tarragon Corp. (a)(c)	850	2
U-Store-It Trust REIT	844	10
		250
Restaurants (1.0%)
Bob Evans Farms, Inc. (c)	1,406	39
Jamba, Inc. (a)(c)	2,065	5
O’Charleys, Inc. (c)	699	8
		52
Retail (4.1%)
Bon-Ton Stores, Inc. (The) (c)	1,039	6
Borders Group, Inc.	2,501	15
Brown Shoe Co., Inc. (c)	267	4
Cabela’s, Inc. (a)(c)	1,868	27
Casual Male Retail Group, Inc. (a)	1,464	6
Cato Corp. (The), Class A (c)	1,674	25
Charming Shoppes, Inc. (a)(c)	4,436	22
Citi Trends, Inc. (a)	498	9
Collective Brands, Inc. (a)(c)	1,743	21
Conn’s, Inc. (a)(c)	573	9
Jo-Ann Stores, Inc. (a)(c)	229	3
Krispy Kreme Doughnuts, Inc. (a)	2,470	8
Lawson Products, Inc.	228	6
Regis Corp.	1,058	29
Ruby Tuesday, Inc. (c)	817	6
Rush Enterprises, Inc., Class A (a)(c)	295	5
Tuesday Morning Corp. (a)	1,564	8
World Fuel Services Corp.	477	13
		222
Savings & Loan (1.1%)
BankAtlantic Bancorp, Inc., Class A (c)	1,824	7
BankUnited Financial Corp., Class A (c)	1,143	6
Downey Financial Corp. (c)	248	5
Flagstar Bancorp, Inc. (c)	1,039	8
NewAlliance Bancshares, Inc. (c)	1,976	24
PFF Bancorp, Inc. (c)	657	5
United Community Financial Corp. (c)	645	4
		59
Services: Commercial (4.4%)
Ambassadors International, Inc. (a)(c)	573	4
AMN Healthcare Services Inc (a)	666	10
BearingPoint, Inc. (a)(c)	6,395	11
Gevity HR, Inc.	965	8
ICT Group, Inc. (a)(c)	654	7
Kelly Services, Inc., Class A	1,354	28
Kforce, Inc. (a)(c)	3,710	33
Live Nation, Inc. (a)(c)	2,398	29
MPS Group, Inc. (a)	1,177	14
Perficient, Inc. (a)	487	4
PHH Corp. (a)	1,094	19
Providence Service Corp. (The) (a)	278	8
RSC Holdings, Inc. (a)	823	9
Source Interlink Cos., Inc. (a)	2,720	5
Travelzoo, Inc. (a)	558	6
TrueBlue, Inc. (a)(c)	1,055	14
Volt Information Sciences, Inc. (a)(c)	1,737	30
		239

First Quarter Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

Systematic Active Small Cap Core Portfolio

	Shares	Value (000)
Shipping (0.1%)
American Commercial Lines, Inc. (a)(c)	467	$7

Shoes (0.1%)
Shoe Carnival, Inc. (a)	333	5

Steel (0.7%)
Esmark, Inc. (a)(c)	609	7
Schnitzer Steel Industries, Inc. (c)	443	31
		38
Textile Apparel Manufacturers (0.8%)
Heelys, Inc. (a)	1,116	5
Warnaco Group, Inc. (The) (a)	997	39
		44
Textile Products (0.2%)
Interface, Inc., Class A (c)	633	9

Tobacco (0.2%)
Alliance One International, Inc. (a)	1,377	8

Transportation — Miscellaneous (1.3%)
Celadon Group, Inc. (a)	858	8
General Maritime Corp. (c)	424	10
Pacer International, Inc.	2,166	36
Saia, Inc. (a)	1,110	18
		72
Truckers (0.5%)
Arkansas Best Corp. (c)	237	7
Old Dominion Freight Line, Inc. (a)(c)	592	19
		26
Utilities: Electrical (0.7%)
PNM Resources, Inc. (c)	1,852	23
Unisource Energy Corp. (c)	592	13
		36
Utilities: Telecommunications (0.0%)
Consolidated Communications Holdings, Inc. (c)	14	—	@

Wholesale & International Trade (0.8%)
Central European Distribution Corp. (a)	740	43

Wholesalers (0.8%)
BlueLinx Holdings, Inc. (a)(c)	2,688	14
United Stationers, Inc. (a)	592	28
		42
Total Common Stocks (Cost $5,930)		4,652

Short-Term Investments (44.2%)
Securities held as Collateral on Loaned Securities (30.3%)
Investment Company (8.4%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (o)	457,593	458

	Face Amount (000)
Short-Term Debt (21.9%)
Alliance & Leicester plc,
3.08%, 9/2/08 (h)	$41	41
Bancaja,
4.04%, 11/12/08 (h)	20	20
Bank of New York Co., Inc.,
3.07%, 8/8/08 (h)	20	20
BASF AG,
3.89%, 8/19/08 (h)	20	20
CAM US Finance S.A. Unipersonal,
4.71%, 7/25/08 (h)	81	81
Canadian Imperial Bank of Commerce, New York,
2.42%, 7/28/08 (h)	41	41
CIT Group Holdings,
3.97%, 5/19/08 (h)	73	73
Citigroup Global Markets Holdings, Inc.,
3.01%, 4/1/08	282	282
First Tennessee Bank,
2.84%, 8/15/08 (h)	21	21
2.85%, 8/15/08 (h)	81	81
Goldman Sachs Group, Inc.,
2.89%, 9/12/08 (h)	20	20
HSBC Finance Corp.,
3.10%, 8/5/08 (h)	21	21
IBM Corp.,
3.09%, 9/8/08 (h)	81	81
Macquarie Bank Ltd.,
2.62%, 8/20/08 (h)	41	41
Metropolitan Life Global Funding,
2.59%, 8/21/08 (h)	61	61
National Bank of Canada,
3.11%, 4/2/08 (h)	81	81
National Rural Utilities Cooperative Finance Corp.,
3.13%, 9/2/08 (h)	81	81
Nationwide Building Society,
2.75%, 7/28/08 (h)	47	47
Unicredito Italiano Bank (Ireland) plc,
2.84%, 8/14/08 (h)	45	45
3.09%, 8/8/08 (h)	29	29
		1,187
		1,645

	Shares
Investment Company (13.9%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (o)	752,483	752
Total Short-Term Investments (Cost $2,397)		2,397
Total Investments (130.1%) (Cost $8,327) — including $1,607 of Securities Loaned +		7,049
Liabilities in Excess of Other Assets (-30.1%)		(1,630)
Net Assets (100%)		$5,419

(a)	Non-income producing security.
(c)

All or portion of security on loan at March 31, 2008. At March 31, 2008, the Portfolio had loaned securities with a total value of $1,607,000. This was secured by collateral of $1,645,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments.

(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2008.

First Quarter Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

Systematic Active Small Cap Core Portfolio

(o)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the three months ended March 31, 2008, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as interest from affiliates and totaled approximately $7,000. For the three months ended March 31, 2008, the approximate cost of purchases and sales in the Liquidity Fund were $790,000 and $297,000, respectively.

@	Value is less than $500.
+

At March 31, 2008, the U.S. Federal income tax cost basis of investments was approximately $8,327,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $1,278,000 of which $347,000 related to appreciated securities and $1,625,000 related to depreciated securities.

REIT	Real Estate Investment Trust

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)
Long:
E-Mini Russell 2000	4	$276	Jun-08	$15

First Quarter Report

March 31, 2008 (unaudited)

Portfolio of Investments

Systematic Active Small Cap Growth Portfolio

	Shares	Value (000)
Common Stocks (88.2%)
Aerospace (1.6%)
AAR Corp. (a)(c)	1,213	$33
Esterline Technologies Corp. (a)(c)	1,266	64
		97
Air Transport (0.2%)
Alaska Air Group, Inc. (a)(c)	505	10
ExpressJet Holdings, Inc. (a)(c)	1,786	5
		15
Auto Parts: Original Equipment (0.0%)
Noble International Ltd.	310	2

Auto Trucks & Parts (0.3%)
Accuride Corp. (a)(c)	991	8
Amerigon, Inc. (a)	563	9
		17
Automobiles (0.2%)
Navistar International Corp. (a)	252	15

Banks: Outside New York City (1.5%)
Cascade Bancorp (c)	1,169	11
International Bancshares Corp. (c)	1,762	40
Superior Bancorp (a)(c)	2,924	15
Western Alliance Bancorp (a)(c)	923	12
Wintrust Financial Corp. (c)	320	11
		89
Biotechnology Research & Production (2.9%)
Celgene Corp. (a)	1,176	72
Kendle International, Inc. (a)(c)	966	43
Lexicon Pharmaceuticals, Inc. (a)(c)	6,985	14
Qiagen NV (a)	1,529	32
Telik, Inc. (a)(c)	4,839	12
		173
Building — Miscellaneous (0.3%)
Trex Co., Inc. (a)(c)	1,990	16

Building Materials (0.4%)
NCI Building Systems, Inc. (a)(c)	659	16
PGT, Inc. (a)	3,559	10
		26
Casinos & Gambling (0.4%)
MTR Gaming Group, Inc. (a)(c)	611	5
Pinnacle Entertainment, Inc. (a)(c)	1,173	15
Shuffle Master, Inc. (a)(c)	974	5
		25
Chemicals (1.6%)
Arch Chemicals, Inc.	410	15
Hercules, Inc.	3,129	57
Olin Corp.	714	14
Zep, Inc.	541	9
		95
Coal (1.4%)
Alpha Natural Resources, Inc. (a)	1,393	60
International Coal Group, Inc. (a)(c)	3,085	20
Westmoreland Coal Co. (a)	166	2
		82
Commercial Information Services (0.1%)
infoUSA, Inc.	1,377	8

Communications & Media (0.2%)
Martha Stewart Living Omnimedia, Class A (a)(c)	1,272	10

Communications Technology (2.2%)
Cbeyond, Inc. (a)(c)	935	18
CSG Systems International, Inc. (a)(c)	1,156	13
Optium Corp. (a)(c)	2,288	16
RealNetworks, Inc. (a)(c)	4,551	26
SAVVIS, Inc. (a)(c)	574	9
Smith Micro Software, Inc. (a)(c)	2,017	12
Standard Microsystems Corp. (a)(c)	572	17
Tekelec (a)(c)	1,001	13
Utstarcom, Inc. (a)(c)	3,139	9
		133
Computer Services Software & Systems (8.6%)
American Reprographics Co. (a)(c)	1,046	16
Anixter International, Inc. (a)	524	34
Bankrate, Inc. (a)(c)	367	18
BluePhoenix Solutions Ltd. (a)	993	8
Brocade Communications Systems, Inc. (a)	1,693	12
CACI International, Inc., Class A (a)	704	32
COMSYS IT Partners, Inc. (a)(c)	491	4
Cray, Inc. (a)(c)	2,859	17
Cybersource Corp. (a)	951	14
iGate Corp. (a)(c)	2,680	19
Interactive Intelligence, Inc. (a)(c)	639	8
JDA Software Group, Inc. (a)	1,750	32
Lionbridge Technologies (a)(c)	4,881	16
Manhattan Associates, Inc. (a)	1,993	46
Mantech International Corp., Class A (a)(c)	393	18
Mercury Computer Systems, Inc. (a)(c)	531	3
Midway Games, Inc. (a)(c)	6,024	16
Ness Technologies, Inc. (a)(c)	3,361	32
Packeteer, Inc. (a)(c)	2,788	14
Progress Software Corp. (a)	1,434	43
Schawk, Inc. (c)	663	11
SRA International, Inc., Class A (a)	1,447	35
Vignette Corp. (a)	2,683	35
Wind River Systems, Inc. (a)	4,552	35
		518
Computer Technology (0.7%)
Isilon Systems, Inc. (a)	3,497	17
Rackable Systems, Inc. (a)	1,737	16
Radisys Corp. (a)(c)	807	8
		41
Construction (0.2%)
Granite Construction, Inc.	439	14

Consumer Electronics (0.5%)
Internap Network Services Corp. (a)(c)	1,972	10
iPass, Inc. (a)(c)	6,968	21
		31
Consumer Products (0.1%)
NutriSystem, Inc. (a)(c)	431	7

First Quarter Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

Systematic Active Small Cap Growth Portfolio

	Shares	Value (000)
Consumer Staples — Miscellaneous (0.2%)
ACCO Brands Corp. (a)(c)	573	$8
Jarden Corp. (a)	343	7
		15
Containers & Packaging: Paper & Plastic (0.9%)
Silgan Holdings, Inc.	1,109	55

Diversified (1.0%)
Beacon Roofing Supply, Inc. (a)(c)	2,023	20
Hudson Highland Group, Inc. (a)	4,835	41
		61
Diversified Financial Services (1.5%)
Clayton Holdings, Inc. (a)	3,311	15
Grubb & Ellis Co. (c)	2,788	19
Knight Capital Group, Inc., Class A (a)	3,295	54
		88
Drug & Grocery Store Chains (0.2%)
Casey’s General Stores, Inc.	449	10

Drugs & Pharmaceuticals (4.5%)
Alkermes, Inc. (a)(c)	739	9
Medicis Pharmaceutical Corp., Class A (c)	916	18
Nektar Therapeutics (a)	2,599	18
Obagi Medical Products, Inc. (a)	649	6
OSI Pharmaceuticals, Inc. (a)(c)	1,843	69
Perrigo Co.	2,533	95
Salix Pharmaceuticals Ltd. (a)(c)	3,893	24
Valeant Pharmaceuticals International (a)(c)	2,320	30
		269
Education Services (0.3%)
Corinthian Colleges, Inc. (a)(c)	2,827	21

Electrical & Electronics (0.3%)
TTM Technologies, Inc. (a)	1,781	20

Electrical Equipment & Components (0.2%)
RF Micro Devices, Inc. (a)(c)	5,126	14

Electronics (0.3%)
Avid Technology, Inc. (a)(c)	411	10
Cypress Semiconductor Corp. (a)	464	11
		21
Electronics: Instruments Gauges & Meters (0.2%)
Watts Water Technologies, Inc., Class A (c)	372	10

Electronics: Medical Systems (2.4%)
Bruker Corp. (a)(c)	4,896	76
Candela Corp. (a)	4,452	15
Cynosure, Inc., Class A (a)	432	9
Natus Medical, Inc. (a)(c)	621	11
TomoTherapy, Inc. (a)	944	14
Zoll Medical Corp. (a)	726	19
		144
Electronics: Semi-Conductors/Components (4.1%)
Amkor Technology, Inc. (a)(c)	3,582	38
Benchmark Electronics, Inc. (a)	1,653	30
DSP Group, Inc. (a)	1,382	18
Ikanos Communications, Inc. (a)	1,986	9
IXYS Corp. (a)	1,022	7
Monolithic Power Systems, Inc. (a)(c)	815	15
ON Semiconductor Corp. (a)(c)	5,689	32
Photon Dynamics, Inc. (a)(c)	316	3
Plexus Corp. (a)(c)	1,188	33
Silicon Image, Inc. (a)(c)	3,617	18
Skyworks Solutions, Inc. (a)(c)	4,436	32
Trident Microsystems, Inc. (a)	2,801	15
		250
Electronics: Technology (0.8%)
Omnivision Technologies, Inc. (a)	2,204	37
Secure Computing Corp. (a)	1,367	9
		46
Energy — Miscellaneous (2.0%)
Alon USA Energy, Inc. (c)	1,210	19
Energy Partners Ltd. (a)(c)	707	7
Grey Wolf, Inc. (a)(c)	5,913	40
Helix Energy Solutions Group, Inc. (a)	360	11
Mariner Energy, Inc. (a)	1,141	31
Swift Energy Co. (a)	315	14
		122
Entertainment (0.9%)
Take-Two Interactive Software, Inc. (a)(c)	2,245	57

Finance Companies (0.2%)
NewStar Financial, Inc. (a)(c)	2,001	10
Financial — Miscellaneous (1.6%)
Advanta Corp., Class B (c)	3,580	25
Credit Acceptance Corp. (a)(c)	861	14
First Cash Financial Services, Inc. (a)(c)	1,142	12
Global Cash Access Holdings, Inc. (a)(c)	2,775	16
Harris & Harris Group, Inc. (a)	1,285	9
MoneyGram International, Inc. (c)	1,131	2
Nelnet, Inc., Class A (c)	1,351	16
		94
Financial Data Processing Services & Systems (0.5%)
CompuCredit Corp. (a)(c)	1,702	15
Online Resources Corp. (a)	1,509	15
		30
Forest Products (0.2%)
Universal Forest Products, Inc.	379	12

Health Care — Miscellaneous (0.2%)
NBTY, Inc. (a)	365	11
Health Care Facilities (1.3%)
IRIS International, Inc. (a)	592	8
LCA-Vision, Inc. (c)	568	7
Psychiatric Solutions, Inc. (a)(c)	1,825	62
		77
Health Care Management Services (0.6%)
American Dental Partners, Inc. (a)(c)	3,263	32
Centene Corp. (a)	253	3
		35
Health Care Services (1.2%)
Amedisys, Inc. (a)(c)	922	36
Matria Healthcare, Inc. (a)(c)	728	16
Sunrise Senior Living, Inc. (a)(c)	979	22
		74
Homebuilding (0.9%)
Brookfield Homes Corp. (c)	1,128	19
Gafisa S.A. ADR (a)	322	11

First Quarter Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

Systematic Active Small Cap Growth Portfolio

	Shares	Value (000)
Homebuilding (cont’d)
M/I Homes, Inc. (c)	1,514	$25
		55
Hotel/Motel (0.1%)
Home Inns & Hotels Management, Inc. ADR (a)	337	7

Household Furnishings (0.4%)
American Woodmark Corp. (c)	919	19
Select Comfort Corp. (a)(c)	1,592	6
		25
Industrial Products (0.8%)
Castle (A.M.) & Co. (c)	1,340	36
Mueller Industries, Inc.	419	12
		48
Insurance: Multi-Line (0.2%)
Corvel Corp. (a)(c)	276	9

Investment Management Companies (0.6%)
Evercore Partners, Inc., Class A (c)	831	15
Jefferies Group, Inc. (c)	539	9
US Global Investors, Inc., Class A	964	13
		37
Leisure Time (0.2%)
Premier Exhibitions, Inc. (a)(c)	1,040	6
Town Sports International Holdings, Inc. (a)(c)	1,213	8
		14
Machine Tools (0.2%)
Regal-Beloit Corp.	304	11

Machinery & Engineering (0.6%)
Applied Industrial Technologies, Inc.	1,278	38

Machinery: Construction & Handling (0.8%)
Astec Industries, Inc. (a)	1,326	51

Machinery: Industrial/Specialty (0.3%)
Columbus McKinnon Corp./NY (a)	528	16

Machinery: Oil Well Equipment & Services (1.8%)
Complete Production Services, Inc. (a)(c)	2,298	53
Gulf Island Fabrication, Inc. (c)	366	10
Oil States International, Inc. (a)	350	16
W-H Energy Services, Inc., Class H (a)	394	27
		106
Machinery: Specialty (0.5%)
Semitool, Inc. (a)(c)	3,578	30

Manufactured Housing (0.5%)
Palm Harbor Homes, Inc. (a)(c)	679	3
Winnebago Industries (c)	1,456	25
		28
Manufacturing (2.0%)
Actuant Corp., Class A (c)	1,960	59
Acuity Brands, Inc. (c)	553	24
AO Smith Corp.	355	11
Barnes Group, Inc. (c)	1,206	28
		122
Medical & Dental Instruments & Supplies (3.2%)
BioMimetic Therapeutics, Inc. (a)(c)	658	5
Cutera, Inc. (a)(c)	753	10
Inverness Medical Innovations, Inc. (a)(c)	816	25
Lifecell Corp. (a)(c)	1,954	82
NuVasive, Inc. (a)	285	10
Somanetics Corp. (a)(c)	521	8
Sonic Innovations, Inc. (a)(c)	2,454	12
Spectranetics Corp. (a)(c)	753	6
West Pharmaceutical Services, Inc. (c)	842	37
		195
Medical Services (0.7%)
Parexel International Corp. (a)(c)	1,632	43

Metal Fabricating (0.2%)
Superior Essex, Inc. (a)	392	11

Metals & Minerals — Miscellaneous (0.3%)
Brush Engineered Materials, Inc. (a)(c)	704	18

Office Furniture & Business Equipment (0.6%)
Herman Miller, Inc.	1,237	30
Kimball International, Inc., Class B	640	7
		37
Offshore Drilling (0.1%)
Hercules Offshore, Inc. (a)(c)	231	6

Oil: Crude Producers (1.3%)
PetroHawk Energy Corp. (a)	3,789	76

Printing & Copying Services (0.4%)
Consolidated Graphics, Inc. (a)	459	26

Production Technology Equipment (0.3%)
Mattson Technology, Inc. (a)	3,320	20

Real Estate Investment Trusts (REIT) (2.7%)
Alexandria Real Estate Equities, Inc. REIT	357	33
Deerfield Capital Corp. REIT	128	—	@
EastGroup Properties, Inc. REIT	1,150	53
Glimcher Realty Trust REIT (c)	1,174	14
Kite Realty Group Trust REIT	752	11
Mid-America Apartment Communities, Inc. REIT	510	25
National Health Investors, Inc. REIT	912	29
		165
Restaurants (0.2%)
BJ’s Restaurants, Inc. (a)(c)	707	10

Retail (8.6%)
America’s Car-Mart, Inc. (a)(c)	1,166	15
Bon-Ton Stores, Inc. (The)	1,686	9
Brown Shoe Co., Inc.	1,576	24
Build-A-Bear Workshop, Inc., Class A (a)	559	5
Casual Male Retail Group, Inc. (a)(c)	2,253	9
Central Garden and Pet Co. (a)	688	3
Charlotte Russe Holding, Inc. (a)	743	13
Charming Shoppes, Inc. (a)(c)	3,456	17
Childrens Place Retail Stores, Inc. (The) (a)(c)	1,617	40
Citi Trends, Inc. (a)(c)	721	13
CKE Restaurants, Inc. (c)	2,464	28
Collective Brands, Inc. (a)	1,844	22
Conn’s, Inc. (a)(c)	879	14
Ctrip.com International Ltd. ADR	207	11
Dress Barn, Inc. (a)(c)	870	11
DSW, Inc., Class A (a)	690	9
HOT Topic, Inc. (a)	2,066	9
Jack in the Box, Inc. (a)	1,284	35
Jo-Ann Stores, Inc. (a)(c)	920	14
MarineMax, Inc. (a)(c)	447	6

First Quarter Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

Systematic Active Small Cap Growth Portfolio

	Shares	Value (000)
Retail (cont’d)
Morton’s Restaurant Group, Inc. (a)(c)	2,054	$16
New York & Co., Inc. (a)(c)	3,530	20
priceline.com, Inc. (a)(c)	1,000	121
Ruby Tuesday, Inc. (c)	3,910	29
Triarc Cos, Inc., Class B (c)	1,208	8
World Fuel Services Corp.	644	18
		519
Savings & Loan (0.3%)
NewAlliance Bancshares, Inc. (c)	1,424	18

Securities Brokerage & Services (0.2%)
Penson Worldwide, Inc. (a)(c)	1,227	11

Services: Commercial (4.9%)
Aaron Rents, Inc. (c)	1,116	24
Ambassadors International, Inc. (c)	831	6
AMN Healthcare Services Inc (a)(c)	1,862	29
Barrett Business Services, Inc. (c)	289	5
Gevity HR, Inc. (c)	2,014	17
Global Sources Ltd. (a)(c)	381	6
ICT Group, Inc. (a)(c)	1,491	15
Kelly Services, Inc., Class A (c)	1,565	32
Kforce, Inc. (a)	3,857	34
Live Nation, Inc. (a)(c)	2,316	28
MPS Group, Inc. (a)	1,638	19
Spherion Corp. (a)	5,333	33
Travelzoo, Inc. (a)	1,245	14
TrueBlue, Inc. (a)(c)	2,454	33
		295
Shipping (0.2%)
American Commercial Lines, Inc. (a)(c)	706	11

Shoes (0.2%)
Shoe Carnival, Inc. (a)(c)	807	11

Steel (0.4%)
AK Steel Holding Corp.	445	24

Telecommunications Equipment (0.7%)
Arris Group, Inc. (a)	4,155	24
Symmetricom, Inc. (a)(c)	4,577	16
		40
Textile Apparel Manufacturers (1.2%)
Quiksilver, Inc. (a)	3,028	30
Warnaco Group, Inc. (The) (a)	1,146	45
		75
Toys (0.1%)
Leapfrog Enterprises, Inc. (a)(c)	1,169	8

Transportation — Miscellaneous (1.1%)
Celadon Group, Inc. (a)(c)	1,960	19
Dynamex, Inc. (a)(c)	273	7
Genco Shipping & Trading Ltd. (c)	219	12
Greenbrier Cos, Inc. (c)	361	10
Pacer International, Inc.	1,110	18
		66
Truckers (0.3%)
Old Dominion Freight Line, Inc. (a)(c)	609	19

Utilities: Telecommunications (0.3%)
Centennial Communications Corp. (a)(c)	2,919	17

Wholesale & International Trade (0.7%)
Central European Distribution Corp. (a)(c)	716	42

Wholesalers (0.1%)
WESCO International, Inc. (a)	232	9
Total Common Stocks (Cost $6,228)		5,329
Short-Term Investments (41.6%)
Securities held as Collateral on Loaned Securities (30.0%)
Investment Company (8.3%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (o)	504,246	504

	Face Amount (000)
Short-Term Debt (21.7%)
Alliance & Leicester plc,
3.08%, 9/2/08 (h)	$45	45
Bancaja,
4.04%, 11/12/08 (h)	22	22
Bank of New York Co., Inc.,
3.07%, 8/8/08 (h)	22	22
BASF AG,
3.89%, 8/19/08 (h)	22	22
CAM US Finance S.A. Unipersonal,
4.71%, 7/25/08 (h)	90	90
Canadian Imperial Bank of Commerce, New York,
2.42%, 7/28/08 (h)	45	45
CIT Group Holdings,
3.97%, 5/19/08 (h)	81	81
Citigroup Global Markets Holdings, Inc.,
3.01%, 4/1/08	311	311
First Tennessee Bank,
2.84%, 8/15/08 (h)	22	22
2.85%, 8/15/08 (h)	90	90
Goldman Sachs Group, Inc.,
2.89%, 9/12/08 (h)	22	22
HSBC Finance Corp.,
3.10%, 8/5/08 (h)	22	22
IBM Corp.,
3.09%, 9/8/08 (h)	90	90
Macquarie Bank Ltd.,
2.62%, 8/20/08 (h)	45	45
Metropolitan Life Global Funding,
2.59%, 8/21/08 (h)	67	67
National Bank of Canada,
3.11%, 4/2/08 (h)	90	90
National Rural Utilities Cooperative Finance Corp.,
3.13%, 9/2/08 (h)	90	90
Nationwide Building Society,
2.75%, 7/28/08 (h)	52	52
Unicredito Italiano Bank (Ireland) plc,
2.84%, 8/14/08 (h)	49	49
3.09%, 8/8/08 (h)	31	31
		1,308
		1,812

First Quarter Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

Systematic Active Small Cap Growth Portfolio

	Shares	Value (000)
Investment Company (11.6%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (o)	701,120	$701
Total Short-Term Investments (Cost $2,513)		2,513
Total Investments (129.8%) (Cost $8,741) — including $1,775 of Securities Loaned +		7,842
Liabilities in Excess of Other Assets (-29.8%)		(1,802)
Net Assets (100%)		$6,040

(a)	Non-income producing security.
(c)

All or portion of security on loan at March 31, 2008. At March 31, 2008, the Portfolio had loaned securities with a total value of $1,775,000. This was secured by collateral of $1,812,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments.

(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2008.
(o)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the three months ended March 31, 2008, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as interest from affiliates and totaled approximately $7,000. For the three months ended March 31, 2008, the approximate cost of purchases and sales in the Liquidity Fund were $844,000 and $509,000, respectively.

@	Value is less than $500.
+

At March 31, 2008, the U.S. Federal income tax cost basis of investments was approximately $8,741,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $899,000 of which $624,000 related to appreciated securities and $1,523,000 related to depreciated securities.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)
Long:
E-Mini Russell 2000	6	$414	Jun-08	$23

First Quarter Report

March 31, 2008 (unaudited)

Portfolio of Investments

Systematic Active Small Cap Value Portfolio

	Shares	Value (000)
Common Stocks (89.4%)
Aerospace (0.2%)

Esterline Technologies Corp. (a)	202	$10
Air Transport (1.3%)
Continental Airlines, Inc., Class B (a)	507	10
ExpressJet Holdings, Inc. (a)(c)	3,148	8
PHI, Inc. (a)(c)	1,056	34
Republic Airways Holdings, Inc. (a)	795	17
		69
Auto Parts: After Market (0.1%)
Commercial Vehicle Group, Inc. (a)	553	5

Auto Trucks & Parts (0.3%)
Modine Manufacturing Co. (c)	695	10
Visteon Corp. (a)(c)	1,813	7
		17
Automobiles (0.5%)
Navistar International Corp. (a)	249	15
Wabash National Corp. (c)	1,028	9
		24
Banks: New York City (0.2%)
Signature Bank (a)	311	8

Banks: Outside New York City (10.3%)
1st Source Corp. (c)	614	13
Bancorp, Inc. (a)(c)	593	7
Banner Corp. (c)	446	10
Cadence Financial Corp.	124	2
Capitol Bancorp Ltd. (c)	529	11
Cascade Bancorp (c)	560	5
Centennial Bank Holdings, Inc. (a)(c)	4,353	27
Central Pacific Financial Corp. (c)	2,125	40
Chemical Financial Corp. (c)	1,388	33
Citizens First Bancorp, Inc.	1,103	12
First Bancorp (c)	5,311	54
First Citizens BancShares, Inc., Class A	77	11
First Community Bancorp, Inc.	748	20
First Merchants Corp.	635	18
Franklin Bank Corp. (a)(c)	3,113	10
Fremont General Corp. (a)(c)	4,800	2
GB&T Bancshares, Inc. (c)	1,892	16
Green Bankshares, Inc.	419	7
Hanmi Financial Corp. (c)	1,227	9
Imperial Capital Bancorp, Inc. (c)	711	15
Independent Bank Corp. (c)	1,103	12
Macatawa Bank Corp.	895	9
MainSource Financial Group, Inc. (c)	426	7
MBT Financial Corp.	326	3
Provident Bankshares Corp.	1,115	12
Royal Bancshares of Pennsylvania, Class A (c)	875	13
Seacoast Banking Corporation of Florida	761	8
Security Bank Corp.	1,354	11
Simmons First National Corp., Class A	857	26
South Financial Group, Inc. (The) (c)	787	12
Sun Bancorp, Inc. (a)(c)	677	9
Susquehanna Bancshares, Inc. (c)	2,522	51
Umpqua Holdings Corp. (c)	1,192	19
United Community Banks, Inc. (c)	495	8
W Holding Co., Inc.	5,667	7
		529
Biotechnology Research & Production (1.6%)
MannKind Corp. (a)(c)	982	6
Martek Biosciences Corp. (a)	1,269	39
Momenta Pharmaceuticals, Inc. (a)	1,072	12
Neurocrine Biosciences, Inc. (a)(c)	1,748	9
Omrix Biopharmaceuticals, Inc. (a)	303	4
PharmaNet Development Group, Inc. (a)(c)	536	14
		84
Building — Miscellaneous (0.3%)
Builders FirstSource, Inc. (a)(c)	1,102	8
Trex Co., Inc. (a)	902	7
		15
Building Materials (0.1%)
PGT, Inc. (a)	1,629	4

Casinos & Gambling (0.1%)
Shuffle Master, Inc. (a)	663	4

Chemicals (3.7%)
A. Schulman, Inc.	2,096	43
Albemarle Corp.	249	9
Cabot Microelectronics Corp. (a)(c)	284	9
Georgia Gulf Corp.	2,675	19
Minerals Technologies, Inc.	154	10
Olin Corp. (c)	799	16
PolyOne Corp. (a)	3,368	21
Rockwood Holdings, Inc. (a)	1,837	60
Zep, Inc.	266	4
		191
Coal (1.7%)
International Coal Group, Inc. (a)(c)	9,038	57
Massey Energy Co.	890	33
		90
Communications & Media (0.2%)
Westwood One, Inc. (a)(c)	3,915	8

Communications Technology (1.4%)
Black Box Corp.	831	26
CommScope, Inc. (a)	206	7
Ditech Networks, Inc. (a)(c)	2,235	7
Foundry Networks, Inc. (a)	587	7
Optium Corp. (a)(c)	1,032	7
Utstarcom, Inc. (a)(c)	6,453	18
		72
Computer Services Software & Systems (2.8%)
Anixter International, Inc. (a)(c)	254	16
Borland Software Corp. (a)(c)	2,803	6
Internet Capital Group, Inc. (a)	880	9
JDA Software Group, Inc. (a)	1,357	25
Lawson Software, Inc. (a)(c)	1,018	8
Openwave Systems, Inc. (c)	2,958	7
Perot Systems Corp., Class A (a)	3,768	57

First Quarter Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

Systematic Active Small Cap Value Portfolio

	Shares	Value (000)
Computer Services Software & Systems (cont’d)
Schawk, Inc. (c)	1,162	$18
		146
Computer Technology (1.3%)
Analogic Corp.	151	10
Hutchinson Technology, Inc. (a)(c)	242	4
Imation Corp. (c)	1,323	30
Palm, Inc. (c)	2,657	13
Quantum Corp. (a)	616	1
Rackable Systems, Inc. (a)	809	8
		66
Consumer Electronics (0.3%)
Earthlink, Inc. (a)	1,477	11
Infospace, Inc. (c)	555	7
		18
Consumer Staples — Miscellaneous (0.3%)
Jarden Corp. (a)	398	8
Spectrum Brands, Inc. (a)	1,936	9
		17
Diversified (1.7%)
Beacon Roofing Supply, Inc. (a)	925	9
Hudson Highland Group, Inc. (a)	1,695	14
Sims Group Ltd. ADR	2,232	62
		85
Diversified Financial Services (0.7%)
Clayton Holdings, Inc. (a)	2,311	11
Knight Capital Group, Inc., Class A (a)	1,503	24
		35
Drug & Grocery Store Chains (0.5%)
Casey’s General Stores, Inc.	1,097	25

Drugs & Pharmaceuticals (1.5%)
Noven Pharmaceuticals, Inc. (a)	548	5
Perrigo Co.	1,928	73
		78
Electrical Equipment & Components (0.2%)
Belden, Inc. (c)	233	8

Electronics (0.7%)
Avid Technology, Inc. (a)(c)	1,021	25
Methode Electronics, Inc. (c)	268	3
OSI Systems, Inc. (a)	403	9
		37
Electronics: Instruments Gauges & Meters (0.2%)
PerkinElmer, Inc.	401	10

Electronics: Medical Systems (0.2%)
Zoll Medical Corp. (a)	396	11

Electronics: Semi-Conductors/Components (2.9%)
Benchmark Electronics, Inc. (a)(c)	2,332	42
Conexant Systems, Inc. (a)(c)	27,031	16
Cubic Corp.	604	17
Microsemi Corp. (a)(c)	471	11
Powerwave Technologies, Inc. (a)(c)	2,758	7
Silicon Image, Inc. (a)	1,707	9
Silicon Storage Technology, Inc. (a)	6,691	17
Spansion, Inc., Class A (a)(c)	1,972	5
Syntax-Brillian Corp. (a)(c)	2,597	3
Technitrol, Inc.	874	20
		147
Electronics: Technology (1.0%)
Checkpoint Systems, Inc. (a)	1,550	42
Cogent Communications Group, Inc. (a)(c)	513	9
		51
Energy — Miscellaneous (2.0%)
Callon Petroleum Co. (a)(c)	3,541	64
Crosstex Energy, Inc.	277	10
Energy Partners Ltd. (a)(c)	867	8
GeoMet, Inc. (a)(c)	2,010	13
Helix Energy Solutions Group, Inc. (a)	255	8
		103
Energy Equipment (0.4%)
Allis-Chalmers Energy, Inc. (a)(c)	696	10
Superior Energy Services, Inc. (a)	305	12
		22
Engineering & Contracting Services (0.9%)
EMCOR Group, Inc. (a)	1,980	44

Entertainment (1.7%)
Bluegreen Corp. (a)(c)	3,238	22
Carmike Cinemas, Inc.	2,157	22
Six Flags, Inc. (a)	3,820	6
Take-Two Interactive Software, Inc. (a)(c)	1,387	36
		86
Finance Companies (0.2%)
MCG Capital Corp. (c)	944	8
NewStar Financial, Inc. (a)	897	5
		13
Financial — Miscellaneous (2.7%)
Advanta Corp., Class B (c)	2,217	16
Aspen Insurance Holdings Ltd.	1,271	34
CBIZ, Inc. (a)(c)	1,079	9
Deluxe Corp.	1,115	21
Endurance Specialty Holdings Ltd. (c)	620	23
Global Cash Access Holdings, Inc. (a)(c)	1,247	7
Nelnet, Inc., Class A (c)	809	10
Ocwen Financial Corp. (a)(c)	1,890	8
RAM Holdings Ltd. (a)(c)	2,094	5
Security Capital Assurance Ltd. (c)	2,649	1
Triad Guaranty, Inc. (a)(c)	1,055	5
		139
Financial Data Processing Services & Systems (0.4%)
CompuCredit Corp. (a)(c)	1,093	10
ExlService Holdings, Inc. (a)(c)	461	10
		20
Foods (0.6%)
Del Monte Foods Co.	1,201	11
Ralcorp Holdings, Inc. (a)	158	9
Symyx Technologies, Inc. (a)	1,289	10
		30
Health Care Management Services (0.2%)
American Dental Partners, Inc. (a)	787	8

First Quarter Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

Systematic Active Small Cap Value Portfolio

	Shares	Value (000)
Health Care Services (0.9%)
AMERIGROUP Corp. (a)	1,084	$29
Emeritus Corp. (a)	424	9
Odyssey HealthCare, Inc. (a)	1,210	11
		49
Homebuilding (2.1%)
Amrep Corp.	262	14
Beazer Homes USA, Inc. (c)	1,938	18
Brookfield Homes Corp.	499	8
M/I Homes, Inc.	779	13
Meritage Homes Corp. (a)(c)	1,466	28
Orleans Homebuilders, Inc. (c)	295	2
Standard Pacific Corp.	2,392	12
TOUSA, Inc. (a)	297	—	@
WCI Communities, Inc. (a)(c)	3,296	11
		106
Household Furnishings (0.6%)
American Woodmark Corp.	403	8
La-Z-Boy, Inc. (c)	2,447	21
Select Comfort Corp. (a)	1,100	4
		33
Identification Control & Filter Devices (0.2%)
Asyst Technologies, Inc. (a)(c)	2,482	9

Industrial Products (1.3%)
Castle (A.M.) & Co. (c)	1,070	29
Commercial Metals Co.	406	12
Mueller Industries, Inc.	943	27
		68
Insurance: Life (0.2%)
American Equity Investment Life Holding Co. (c)	123	1
Conseco, Inc. (a)	669	7
		8
Insurance: Multi-Line (0.2%)
Hanover Insurance Group, Inc. (The)	298	12

Insurance: Property & Casualty (0.3%)
First Acceptance Corp. (a)(c)	2,516	7
First Mercury Financial Corp. (a)(c)	442	8
		15
Investment Management Companies (2.7%)
Apollo Investment Corp. (c)	3,442	55
Cowen Group, Inc. (a)(c)	785	6
Friedman Billings Ramsey Group, Inc., Class A REIT (c)	7,781	13
Investment Technology Group, Inc. (a)	221	10
KKR Financial Holdings, LLC (c)	599	8
National Financial Partners Corp.	226	5
Piper Jaffray Cos. (a)	710	24
SWS Group, Inc. (c)	608	7
W.P. Stewart & Co., Ltd.	2,159	4
Waddell & Reed Financial, Inc., Class A	285	9
		141
Leisure Time (0.1%)
Nautilus, Inc.	1,546	5

Machine Tools (0.5%)
Regal-Beloit Corp. (c)	749	27

Machinery: Engines (0.6%)
Briggs & Stratton Corp. (c)	1,813	32

Machinery: Industrial/Specialty (0.2%)
Kadant, Inc. (a)	336	10

Machinery: Oil Well Equipment & Services (0.1%)
Parker Drilling Co. (a)(c)	985	6

Manufacturing (1.1%)
Actuant Corp., Class A (c)	303	9
Griffon Corp. (a)(c)	2,019	17
Koppers Holdings, Inc. (c)	610	27
Standex International Corp.	213	5
		58
Materials & Processing — Miscellaneous (0.1%)
USEC, Inc. (a)(c)	1,162	4

Medical & Dental Instruments & Supplies (0.8%)
Inverness Medical Innovations, Inc. (a)(c)	797	24
Orthofix International N.V. (a)(c)	178	7
Wright Medical Group, Inc. (a)	355	9
		40
Metal Fabricating (0.4%)
Superior Essex, Inc. (a)	704	20

Milling: Fruit & Grain Processing (0.2%)
MGP Ingredients, Inc.	1,093	8

Multi-Sector Companies (0.5%)
Kaman Corp. (c)	924	26

Office Furniture & Business Equipment (0.4%)
IKON Office Solutions, Inc. (c)	2,869	22

Oil: Crude Producers (2.3%)
Bronco Drilling Co., Inc. (a)(c)	2,582	41
Cimarex Energy Co.	286	16
Comstock Resources, Inc. (a)	301	12
Edge Petroleum Corp. (a)	1,735	7
Frontier Oil Corp.	255	7
Stone Energy Corp. (a)	629	33
		116
Paper (1.2%)
AbitibiBowater, Inc. (c)	853	11
Caraustar Industries, Inc. (a)(c)	4,172	6
Chesapeake Corp. (c)	3,143	15
Rock-Tenn Co., Class A	1,045	31
		63
Pollution Control & Environmental Services (0.2%)
Aventine Renewable Energy Holdings, Inc. (a)	830	4
Pacific Ethanol, Inc. (a)(c)	1,218	6
		10
Production Technology Equipment (0.4%)
Photronics, Inc. (a)	2,197	21

Publishing: Newspapers (0.2%)
Lee Enterprises, Inc. (c)	541	5
Sun-Times Media Group, Inc., Class A (a)(c)	3,407	3
		8
Radio & TV Broadcasters (0.2%)
Radio One, Inc., Class D (a)(c)	3,392	5
Valuevision Media, Inc., Class A (a)(c)	1,267	7
		12
Railroad Equipment (0.1%)
FreightCar America, Inc.	187	6

Real Estate (0.2%)
Avatar Holdings, Inc. (a)(c)	199	9

Real Estate Investment Trusts (REIT) (8.2%)
Alesco Financial, Inc. REIT	3,199	9
American Financial Realty Trust REIT	4,675	37

First Quarter Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

Systematic Active Small Cap Value Portfolio

	Shares	Value (000)
Real Estate Investment Trusts (REIT) (cont’d)
Anworth Mortgage Asset Corp. REIT	1,472	$9
Ashford Hospitality Trust, Inc. REIT	1,190	7
CBRE Realty Finance, Inc. REIT (c)	1,847	7
Crystal River Capital, Inc. REIT (c)	1,354	12
Deerfield Capital Corp. REIT (c)	2,916	4
Entertainment Properties Trust REIT (c)	1,109	55
First Industrial Realty Trust, Inc. REIT (c)	894	28
GMH Communities Trust REIT	4,103	36
Healthcare Realty Trust, Inc. REIT (c)	1,443	38
Lexington Realty Trust REIT (c)	2,929	42
Luminent Mortgage Capital, Inc. REIT (c)	4,340	3
National Retail Properties, Inc. REIT (c)	2,061	45
Newcastle Investment Corp. REIT	802	7
Novastar Financial, Inc. (a)(c)	3,497	6
Pennsylvania Real Estate Investment Trust REIT (c)	1,182	29
RAIT Investment Trust REIT (c)	1,279	9
Resource Capital Corp. REIT (c)	2,019	15
Tarragon Corp. (a)(c)	5,282	11
U-Store-It Trust REIT	850	10
		419
Rental & Leasing Services: Consumer (0.4%)
Dollar Thrifty Automotive Group (a)(c)	715	10
Rent-A-Center, Inc. (a)	531	9
		19
Restaurants (0.9%)
Bob Evans Farms, Inc. (c)	943	26
Jamba, Inc. (a)(c)	2,082	5
McCormick & Schmick’s Seafood Restaurants, Inc. (a)	656	8
Ruby Tuesday, Inc.	824	6
		45
Retail (4.2%)
AC Moore Arts & Crafts, Inc. (a)(c)	959	6
Bon-Ton Stores, Inc. (The) (c)	1,749	10
Borders Group, Inc.	2,443	14
Cache, Inc. (a)(c)	793	9
Casual Male Retail Group, Inc. (a)	1,476	6
Central Garden and Pet Co. (a)(c)	5,096	23
Charming Shoppes, Inc. (a)(c)	3,465	17
Childrens Place Retail Stores, Inc. (The) (a)(c)	305	7
Conn’s, Inc. (a)(c)	533	9
Group 1 Automotive, Inc.	331	8
HOT Topic, Inc. (a)(c)	1,361	6
Landry’s Restaurants, Inc. (c)	1,828	30
Lithia Motors, Inc., Class A (c)	590	6
MarineMax, Inc. (a)(c)	534	7
Triarc Cos, Inc., Class B (c)	864	6
Tuesday Morning Corp. (a)	1,577	8
Wet Seal, Inc. (The), Class A (a)(c)	3,320	11
World Fuel Services Corp. (c)	362	10
Zale Corp. (a)(c)	1,095	22
		215
Savings & Loan (2.7%)
BankAtlantic Bancorp, Inc., Class A (c)	2,451	10
BankUnited Financial Corp., Class A (c)	1,536	8
Berkshire Hills Bancorp, Inc.	147	4
BFC Financial Corp., Class A (a)	1,004	1
Brookline Bancorp, Inc. (c)	2,628	30
Downey Financial Corp. (c)	989	18
Flagstar Bancorp, Inc. (c)	2,695	19
NewAlliance Bancshares, Inc. (c)	2,343	29
PFF Bancorp, Inc. (c)	883	7
United Community Financial Corp. (c)	1,954	12
		138
Securities Brokerage & Services (0.1%)
Penson Worldwide, Inc. (a)	573	5

Services: Commercial (2.6%)
Ambassadors International, Inc. (a)(c)	578	4
Autobytel, Inc. (a)	1,160	2
BearingPoint, Inc. (a)(c)	2,790	5
Corrections Corp. of America (a)	360	10
Gevity HR, Inc. (c)	972	8
ICT Group, Inc. (a)	660	7
Kelly Services, Inc., Class A	953	20
Live Nation, Inc. (a)(c)	1,619	20
MAXIMUS, Inc. (c)	515	19
MPS Group, Inc. (a)	2,000	24
Source Interlink Cos., Inc. (a)(c)	5,312	10
Volt Information Sciences, Inc. (a)(c)	432	7
		136
Shoes (0.4%)
Finish Line, Inc., Class A (c)	1,487	7
Shoe Carnival, Inc. (a)	1,070	15
		22
Steel (0.3%)
Esmark, Inc. (a)(c)	421	5
Shiloh Industries, Inc.	1,219	13
		18
Technology — Miscellaneous (0.2%)
L-1 Identity Solutions, Inc. (a)	575	8

Textile Apparel Manufacturers (0.2%)
Oxford Industries, Inc.	171	4
Perry Ellis International, Inc. (a)(c)	429	9
		13
Tobacco (0.2%)
Alliance One International, Inc. (a)	1,252	8

Transportation — Miscellaneous (0.5%)
Pacer International, Inc.	531	8
Saia, Inc. (a)	994	16
		24
Truckers (0.3%)
PAM Transportation Services (a)	267	4
YRC Worldwide, Inc. (a)	772	10
		14
Utilities: Electrical (1.7%)
CH Energy Group, Inc. (c)	503	20
El Paso Electric Co. (a)	1,312	28

First Quarter Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

Systematic Active Small Cap Value Portfolio

	Shares	Value (000)
Utilities: Electrical (cont’d)
Empire District Electric Co. (The) (c)	266	$6
PNM Resources, Inc.	1,790	22
Unisource Energy Corp.	415	9
		85
Utilities: Gas Distributors (0.9%)
Laclede Group, Inc. (The) (c)	698	25
Northwestern Corp.	860	21
		46
Utilities: Telecommunications (0.9%)
Rural Cellular Corp., Class A (a)	1,066	47

Wholesale & International Trade (0.2%)
Central European Distribution Corp. (a)	177	10

Wholesalers (0.8%)
BlueLinx Holdings, Inc. (a)(c)	2,766	14
United Stationers, Inc. (a)(c)	603	29
		43
Total Common Stocks (Cost $6,172)		4,588

No. of Rights
Right (0.0%)
Finance Companies (0.0%)
MCG Capital Corp., expires 4/18/08 (Cost $—)	134	1

Shares
Short-Term Investments (40.3%)
Securities held as Collateral on Loaned Securities (30.1%)
Investment Company (8.4%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (o)	428,546	429

	Face Amount (000)
Short-Term Debt (21.7%)
Alliance & Leicester plc,
3.08%, 9/2/08 (h)	$38	38
Bancaja,
4.04%, 11/12/08 (h)	19	19
Bank of New York Co., Inc.,
3.07%, 8/8/08 (h)	19	19
BASF AG,
3.89%, 8/19/08 (h)	19	19
CAM US Finance S.A. Unipersonal,
4.71%, 7/25/08 (h)	76	76
Canadian Imperial Bank of Commerce, New York,
2.42%, 7/28/08 (h)	38	38
CIT Group Holdings,
3.97%, 5/19/08 (h)	69	69
Citigroup Global Markets Holdings, Inc.,
3.01%, 4/1/08	264	264
First Tennessee Bank,
2.84%, 8/15/08 (h)	19	19
2.85%, 8/15/08 (h)	76	76
Goldman Sachs Group, Inc.,
2.89%, 9/12/08 (h)	19	19
HSBC Finance Corp.,
3.10%, 8/5/08 (h)	19	19
IBM Corp.,
3.09%, 9/8/08 (h)	76	76
Macquarie Bank Ltd.,
2.62%, 8/20/08 (h)	38	38
Metropolitan Life Global Funding,
2.59%, 8/21/08 (h)	57	57
National Bank of Canada,
3.11%, 4/2/08 (h)	76	76
National Rural Utilities Cooperative Finance Corp.,
3.13%, 9/2/08 (h)	76	76
Nationwide Building Society,
2.75%, 7/28/08 (h)	44	44
Unicredito Italiano Bank (Ireland) plc,
2.84%, 8/14/08 (h)	42	42
3.09%, 8/8/08 (h)	27	27
		1,111
		1,540

	Shares
Investment Company (10.2%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (o)	525,158	525
Total Short-Term Investments (Cost $2,065)		2,065
Total Investments (129.7%) (Cost $8,237) — including $1,491 of Securities Loaned +		6,654
Liabilities in Excess of Other Assets (-29.7%)		(1,523)
Net Assets (100%)		$5,131

(a)	Non-income producing security.
(c)

All or portion of security on loan at March 31, 2008. At March 31, 2008, the Portfolio had loaned securities with a total value of $1,491,000. This was secured by collateral of $1,540,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments.

(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2008.
(o)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the three months ended March 31, 2008, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as interest from affiliates and totaled approximately $4,000. For the three months ended March 31, 2008, the approximate cost of purchases and sales in the Liquidity Fund were $878,000 and $174,000, respectively.

@	Value is less than $500.
+

At March 31, 2008, the U.S. Federal income tax cost basis of investments was approximately $8,237,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $1,583,000 of which $332,000 related to appreciated securities and $1,915,000 related to depreciated securities.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

First Quarter Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

Systematic Active Small Cap Value Portfolio

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)
Long:
E-Mini Russell 2000	3	$207	Jun-08	$12

First Quarter Report

March 31, 2008 (unaudited)

Portfolio of Investments

Systematic Large Cap Core Active Extension Portfolio

	Shares	Value (000)
Long Positions (130.7%)
Common Stocks (126.2%)
Aerospace & Defense (5.4%)
BE Aerospace, Inc. (a)(q)	1,112	$39
Boeing Co. (The) (q)	559	42
DRS Technologies, Inc.	640	37
General Dynamics Corp. (q)	853	71
Honeywell International, Inc. (q)	823	46
L-3 Communications Holdings, Inc. (q)	420	46
Lockheed Martin Corp. (q)	615	61
Northrop Grumman Corp. (q)	976	76
Raytheon Co. (q)	565	37
		455
Air Freight & Logistics (0.2%)
UTi Worldwide, Inc.	992	20

Airlines (0.4%)
AMR Corp. (a)	1,398	12
Mesa Air Group, Inc. (a)(q)	3,711	9
U.S. Airways Group, Inc. (a)	1,316	12
		33
Auto Components (1.0%)
ArvinMeritor, Inc. (q)	1,603	20
Autoliv, Inc. (q)	589	30
BorgWarner, Inc. (q)	706	30
		80
Beverages (1.7%)
Molson Coors Brewing Co., Class B	835	44
Pepsi Bottling Group, Inc. (q)	1,089	37
PepsiAmericas, Inc. (q)	2,361	60
		141
Biotechnology (3.2%)
Amgen, Inc. (a)(q)	532	22
Charles River Laboratories International, Inc. (a)(q)	740	44
Genzyme Corp. (a)(q)	863	64
Gilead Sciences, Inc. (a)(q)	1,979	102
Invitrogen Corp. (a)(q)	371	32
		264
Biotechnology Research & Production (0.4%)
PharmaNet Development Group, Inc. (a)(q)	1,183	30

Capital Markets (3.2%)
E*Trade Financial Corp. (a)(q)	4,096	16
Goldman Sachs Group, Inc. (The) (q)	763	126
Investment Technology Group, Inc. (a)(q)	743	35
Lehman Brothers Holdings, Inc.	592	22
Merrill Lynch & Co., Inc. (q)	1,328	54
Piper Jaffray Cos. (a)(q)	448	15
		268
Chemicals (2.8%)
FMC Corp. (q)	799	44
Monsanto Co. (q)	732	82
OM Group, Inc. (a)(q)	643	35
Thermo Fisher Scientific, Inc. (a)(q)	1,225	70
		231
Commercial Banks (0.5%)
Cascade Bancorp (q)	1,337	13
Wells Fargo & Co. (q)	964	28
		41
Commercial Services & Supplies (1.1%)
Kelly Services, Inc., Class A (q)	907	19
Monster Worldwide, Inc. (a)	297	7
School Specialty, Inc. (a)	1,360	43
United Stationers, Inc. (a)(q)	508	24
		93
Communications Equipment (2.4%)
Arris Group, Inc. (a)(q)	2,483	14
Ciena Corp. (a)(q)	995	31
Cisco Systems, Inc. (a)(q)	2,480	60
F5 Networks, Inc. (a)	677	12
Harris Corp.	774	38
QLogic Corp. (a)	1,394	21
QUALCOMM, Inc. (q)	696	29
		205
Computers & Peripherals (7.4%)
Apple, Inc. (a)(q)	805	115
Dell, Inc. (a)(q)	1,840	37
Diebold, Inc.	678	25
Hewlett-Packard Co. (q)	4,229	193
International Business Machines Corp. (q)	1,589	183
NetApp, Inc. (a)	777	16
Western Digital Corp. (a)	1,808	49
		618
Construction & Engineering (1.0%)
Jacobs Engineering Group, Inc. (a)	549	41
Shaw Group, Inc. (The) (a)(q)	472	22
URS Corp. (a)(q)	675	22
		85
Consumer Finance (0.5%)
American Express Co. (q)	654	29
First Marblehead Corp. (The)	1,266	9
		38
Diversified Consumer Services (0.6%)
Matthews International Corp., Class A	1,107	53

Diversified Financial Services (2.7%)
Bank of America Corp. (q)	1,654	63
Citigroup, Inc. (q)	3,578	76
JPMorgan Chase & Co. (q)	1,239	53
Nasdaq OMX Group, Inc. (The) (a)(q)	872	34
		226
Diversified Telecommunication Services (2.7%)
AT&T, Inc. (q)	4,386	168
Verizon Communications, Inc. (q)	1,691	62
		230
Electric Utilities (1.3%)
Exelon Corp. (q)	966	79
Sierra Pacific Resources (q)	2,145	27
		106
Electrical Equipment (0.4%)
General Cable Corp. (a)(q)	448	26
Sunpower Corp., Class A (a)	145	11
		37

First Quarter Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

Systematic Large Cap Core Active Extension Portfolio

	Shares	Value (000)
Electronic Equipment & Instruments (2.3%)
Amphenol Corp., Class A (q)	849	$32
Arrow Electronics, Inc. (a)(q)	995	33
Benchmark Electronics, Inc. (a)(q)	1,361	24
Jabil Circuit, Inc.	1,321	13
LoJack Corp. (a)(q)	1,803	23
Plexus Corp. (a)(q)	1,719	48
Vishay Intertechnology, Inc. (a)(q)	2,286	21
		194
Energy Equipment & Services (3.6%)
ENSCO International, Inc.	326	20
Halliburton Co.	656	26
Helix Energy Solutions Group, Inc. (a)	472	15
National Oilwell Varco, Inc. (a)(q)	855	50
Pride International, Inc. (a)(q)	1,587	56
Superior Energy Services, Inc. (a)(q)	1,802	71
Transocean, Inc. (a)(q)	498	67
		305
Food & Staples Retailing (2.8%)
Costco Wholesale Corp. (q)	863	56
CVS Caremark Corp. (q)	3,517	142
Longs Drug Stores Corp. (q)	798	34
		232
Food Products (0.9%)
Archer-Daniels-Midland Co.	847	35
Ralcorp Holdings, Inc. (a)	765	44
		79
Gas Utilities (1.0%)
Energen Corp.	567	35
Questar Corp.	811	46
		81
Health Care Equipment & Supplies (2.0%)
Conmed Corp. (a)(q)	1,034	27
Dionex Corp. (a)(q)	563	43
Hologic, Inc. (a)(q)	449	25
Millipore Corp. (a)	580	39
Varian, Inc. (a)(q)	512	30
		164
Health Care Providers & Services (6.6%)
Aetna, Inc. (q)	1,533	64
Centene Corp. (a)(q)	1,316	18
Community Health Systems, Inc. (a)(q)	741	25
Covance, Inc. (a)(q)	557	46
DaVita, Inc. (a)(q)	613	29
Express Scripts, Inc. (a)(q)	984	63
HLTH Corp. (a)	1,432	14
Humana, Inc. (a)(q)	701	31
LifePoint Hospitals, Inc. (a)(q)	753	21
McKesson Corp. (q)	948	50
Medco Health Solutions, Inc. (a)(q)	958	42
Molina Healthcare, Inc. (a)	1,182	29
Quest Diagnostics, Inc. (q)	1,404	64
Universal Health Services, Inc., Class B (q)	477	26
WellPoint, Inc. (a)(q)	603	27
		549
Hotels Restaurants & Leisure (4.0%)
Burger King Holdings, Inc. (q)	1,392	38
Darden Restaurants, Inc. (q)	1,107	36
Las Vegas Sands Corp. (a)	184	14
McDonald’s Corp. (q)	2,377	133
Monarch Casino & Resort, Inc. (a)(q)	1,781	31
Red Robin Gourmet Burgers, Inc. (a)(q)	1,294	49
Starbucks Corp. (a)	970	17
Wynn Resorts Ltd.	170	17
		335
Household Durables (0.8%)
Furniture Brands International, Inc.	1,601	19
Garmin Ltd.	195	10
La-Z-Boy, Inc. (q)	2,049	17
Tempur-Pedic International, Inc. (q)	1,818	20
		66
Household Products (1.4%)
Church & Dwight Co., Inc. (q)	697	38
Energizer Holdings, Inc. (a)(q)	361	32
Kimberly-Clark Corp.	791	51
		121
Independent Power Producers & Energy Traders (0.3%)
AES Corp. (The) (a)(q)	1,545	26

Industrial Conglomerates (1.4%)
General Electric Co. (q)	3,061	113

Information Technology Services (1.6%)
BMC Software, Inc. (a)(q)	1,485	48
Cognizant Technology Solutions Corp., Class A (a)	568	17
Global Payments, Inc.	773	32
Wright Express Corp. (a)	1,204	37
		134
Insurance (7.8%)
ACE Ltd. (q)	976	54
AMBAC Financial Group, Inc. (q)	1,485	8
American Financial Group, Inc. (q)	1,204	31
American International Group, Inc. (q)	1,186	51
Chubb Corp. (q)	1,077	53
CNA Financial Corp. (q)	1,727	44
Delphi Financial Group, Inc., Class A (q)	708	21
Hartford Financial Services Group, Inc. (q)	942	71
HCC Insurance Holdings, Inc. (q)	1,834	42
Loews Corp. (q)	1,370	55
MBIA, Inc.	1,026	12
MetLife, Inc. (q)	1,089	66
Philadelphia Consolidated Holding Co. (a)(q)	888	29
Prudential Financial, Inc. (q)	508	40
Unum Group (q)	2,309	51
XL Capital Ltd., Class A (q)	743	22
		650
Internet & Catalog Retail (0.7%)
Amazon.com, Inc. (a)(q)	207	15
Expedia, Inc. (a)(q)	1,410	31
NutriSystem, Inc. (a)	692	10
		56
Internet Software & Services (2.6%)
Akamai Technologies, Inc. (a)(q)	551	16

First Quarter Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

Systematic Large Cap Core Active Extension Portfolio

	Shares	Value (000)
Internet Software & Services (cont’d)
eBay, Inc. (a)(q)	1,745	$52
Google, Inc., Class A (a)	132	58
McAfee, Inc. (a)(q)	2,106	70
MIVA, Inc. (a)(q)	7,173	12
WebMD Health Corp., Class A (a)	476	11
		219
Machinery (3.6%)
AGCO Corp. (a)(q)	738	44
Briggs & Stratton Corp. (q)	995	18
Deere & Co. (q)	1,324	106
Joy Global, Inc. (q)	921	60
Manitowoc Co., Inc. (The)	396	16
Parker Hannifin Corp.	371	26
Timken Co. (q)	993	30
		300
Media (1.3%)
DIRECTV Group, Inc. (The) (a)(q)	1,792	44
Viacom, Inc., Class B (a)	699	28
Walt Disney Co. (The) (q)	1,102	35
		107
Metals & Mining (2.9%)
Alcoa, Inc. (q)	484	17
Commercial Metals Co. (q)	1,064	32
Freeport-McMoran Copper & Gold, Inc. (q)	317	31
Rio Tinto plc ADR	125	52
Southern Copper Corp. (q)	494	51
United States Steel Corp. (q)	458	58
		241
Multiline Retail (0.4%)
J.C. Penney Co., Inc.	458	17
Saks, Inc. (a)(q)	1,482	19
		36
Multi-Utilities (0.4%)
Public Service Enterprise Group, Inc. (q)	918	37

Oil, Gas & Consumable Fuels (11.8%)
Anadarko Petroleum Corp. (q)	518	33
Chevron Corp. (q)	1,376	117
Cimarex Energy Co. (q)	804	44
ConocoPhillips (q)	2,165	165
ExxonMobil Corp. (q)	3,248	275
Forest Oil Corp. (a)(q)	907	44
Frontier Oil Corp.	472	13
Hess Corp. (q)	539	48
Marathon Oil Corp. (q)	1,473	67
Oneok, Inc. (q)	755	34
Overseas Shipholding Group, Inc. (q)	874	61
Spectra Energy Corp.	718	16
Valero Energy Corp. (q)	1,376	68
		985
Personal Products (0.2%)
Bare Escentuals, Inc. (a)	810	19

Pharmaceuticals (4.2%)
APP Pharmaceuticals, Inc. (a)	1,900	23
Johnson & Johnson (q)	821	53
Merck & Co., Inc. (q)	2,722	103
Par Pharmaceutical Cos, Inc. (a)(q)	1,171	21
Perrigo Co.	1,566	59
Teva Pharmaceutical Industries Ltd. ADR (q)	1,172	54
Watson Pharmaceuticals, Inc. (a)(q)	1,300	38
		351
Real Estate (0.5%)
Jones Lang LaSalle, Inc. (q)	524	40

Road & Rail (2.3%)
Avis Budget Group, Inc. (a)	1,538	16
Burlington Northern Santa Fe Corp. (q)	585	54
CSX Corp. (q)	1,031	58
Union Pacific Corp. (q)	512	64
		192
Semiconductors & Semiconductor Equipment (3.9%)
Cypress Semiconductor Corp. (a)(q)	1,565	37
Integrated Device Technology, Inc. (a)	1,727	15
Intel Corp. (q)	4,140	88
International Rectifier Corp. (a)(q)	1,128	24
LSI Corp. (a)	3,723	18
MEMC Electronic Materials, Inc. (a)(q)	1,549	110
Micron Technology, Inc. (a)	2,716	16
Texas Instruments, Inc. (q)	731	21
		329
Software (3.8%)
Electronic Arts, Inc. (a)	336	17
Microsoft Corp. (q)	4,122	117
Oracle Corp. (a)(q)	6,195	121
Salesforce.com, Inc. (a)	975	56
VMware, Inc., Class A (a)	236	10
		321
Specialty Retail (3.2%)
Aeropostale, Inc. (a)(q)	1,640	45
Chico’s FAS, Inc. (a)	2,162	15
Circuit City Stores, Inc.	4,539	18
Coldwater Creek, Inc. (a)	2,875	15
Foot Locker, Inc. (q)	1,384	16
GameStop Corp., Class A (a)	813	42
Guess?, Inc.	494	20
Jo-Ann Stores, Inc. (a)(q)	1,185	17
Office Depot, Inc. (a)	1,428	16
Sherwin-Williams Co. (The) (q)	823	42
Urban Outfitters, Inc. (a)	727	23
		269
Textiles, Apparel & Luxury Goods (1.7%)
Coach, Inc. (a)(q)	645	19
CROCS, Inc. (a)	514	9
Jones Apparel Group, Inc.	1,205	16
Liz Claiborne, Inc.	961	17
Nike, Inc., Class B (q)	922	63
Polo Ralph Lauren Corp. (q)	351	21
		145
Thrifts & Mortgage Finance (1.6%)
Countrywide Financial Corp. (q)	3,959	22
Fannie Mae	512	14
Freddie Mac	600	15
MGIC Investment Corp.	2,202	23
PMI Group, Inc. (The)	1,495	9
Radian Group, Inc. (q)	4,329	28
Sovereign Bancorp, Inc.	1,760	16
Washington Mutual, Inc. (q)	692	7
		134

First Quarter Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

Systematic Large Cap Core Active Extension Portfolio

	Shares	Value (000)
Tobacco (4.0%)
Altria Group, Inc. (q)	2,942	$65
Loews Corp. - Carolina Group (q)	1,622	118
Philip Morris International, Inc. (a)(q)	2,942	149
		332
Trading Companies & Distributors (1.1%)
Applied Industrial Technologies, Inc. (q)	1,167	35
Kaman Corp. (q)	1,206	34
United Rentals, Inc. (a)(q)	1,026	19
		88
Wireless Telecommunication Services (0.6%)
American Tower Corp., Class A (a)	465	18
NII Holdings, Inc. (a)	410	13
Telephone & Data Systems, Inc. (q)	495	20
		51
Total Common Stocks (Cost $12,384)		10,555

Short-Term Investment (4.5%)
Investment Company (4.5%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (Cost $376)(o)	375,756	376
Total Investments (130.7%) (Cost $12,760) +		10,931
Liabilities in Excess of Other Assets (-30.7%)		(2,566)
Net Assets (100%)		$8,365

Short Positions (31.7%)*
Common Stocks (31.7%)
Advertising (0.3%)
Harte-Hanks, Inc.	1,759	24

Air Freight & Logistics (0.8%)
Expeditors International Washington, Inc.	621	28
Forward Air Corp.	1,157	41
		69
Airlines (0.5%)
JetBlue Airways Corp. (a)	6,859	40

Biotechnology (1.2%)
Affymetrix, Inc. (a)	2,325	41
Vertex Pharmaceuticals, Inc. (a)	2,527	60
		101
Commercial Banks (2.5%)
First Midwest Bancorp, Inc.	756	21
Glacier Bancorp, Inc.	2,332	45
PrivateBancorp, Inc.	1,238	39
Sterling Bancorp	2,428	38
United Bankshares, Inc.	783	21
Westamerica Bancorporation	580	30
Wilshire Bancorp, Inc.	1,659	12
		206
Commercial Services & Supplies (0.2%)
Corporate Executive Board Co.	366	15

Computers & Peripherals (0.4%)
Sun Microsystems, Inc. (a)	1,990	31

Construction & Engineering (0.3%)
Insituform Technologies, Inc., Class A (a)	1,872	26

Construction Materials (0.3%)
Headwaters, Inc. (a)	2,062	27

Containers & Packaging (0.4%)
Bemis Co., Inc.	1,210	31

Diversified Consumer Services (0.6%)
Coinstar, Inc. (a)	1,614	46
CPI Corp.	544	9
		55
Electric Utilities (0.5%)
Hawaiian Electric Industries, Inc.	1,649	39

Electronic Equipment & Instruments (1.3%)
Agilysys, Inc.	2,831	33
Coherent, Inc. (a)	1,312	36
Itron, Inc. (a)	443	40
		109
Energy Equipment & Services (0.4%)
Dril-Quip, Inc. (a)	746	35

Food & Staples Retailing (0.3%)
United Natural Foods, Inc. (a)	1,465	27

Food Products (1.6%)
Hershey Co. (The)	1,210	46
J&J Snack Foods Corp.	1,158	32
Tootsie Roll Industries, Inc.	2,191	55
		133
Gas Utilities (1.3%)
AGL Resources, Inc.	1,287	44
Equitable Resources, Inc.	658	39
Piedmont Natural Gas Co.	1,103	29
		112
Health Care Equipment & Supplies (1.9%)
ICU Medical, Inc. (a)	1,001	29
Integra LifeSciences Holdings Corp. (a)	1,137	49
Kensey Nash Corp. (a)	1,612	47
Palomar Medical Technologies, Inc. (a)	2,541	38
		163
Health Care Providers & Services (1.5%)
Allscripts Healthcare Solutions, Inc. (a)	2,711	28
Cardinal Health, Inc.	653	34
Cross Country Healthcare, Inc. (a)	2,289	28
Tenet Healthcare Corp. (a)	5,781	33
		123
Hotels Restaurants & Leisure (0.3%)
Ihop Corp.	503	24

Information Technology Services (0.5%)
Fidelity National Information Services, Inc.	1,022	39

Insurance (1.2%)
Brown & Brown, Inc.	991	17
Marsh & McLennan Cos., Inc.	1,216	30
Stewart Information Services Corp.	1,794	50
		97
Internet & Catalog Retail (0.4%)
IAC/InterActiveCorp (a)	1,449	30

Internet Software & Services (0.3%)
Websense, Inc. (a)	1,222	23

Leisure Equipment & Products (0.8%)
Arctic Cat, Inc.	4,054	30

First Quarter Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

Systematic Large Cap Core Active Extension Portfolio

	Shares	Value (000)
Leisure Equipment & Products (cont’d)
Eastman Kodak Co.	1,998	$35
		65
Machinery (0.4%)
Federal Signal Corp.	2,522	35

Media (0.6%)
Entercom Communications Corp., Class A	1,888	19
Interpublic Group of Cos., Inc. (a)	4,287	36
		55
Multi-Utilities (0.3%)
OGE Energy Corp.	742	23

Office Electronics (0.3%)
Zebra Technologies Corp., Class A (a)	701	23

Oil, Gas & Consumable Fuels (0.9%)
Penn Virginia Corp.	1,018	45
Plains Exploration & Production Co. (a)	619	33
		78
Paper & Forest Products (0.9%)
Glatfelter	2,965	45
Louisiana-Pacific Corp.	3,362	31
		76
Pharmaceuticals (0.8%)
Allergan, Inc.	646	36
Mylan, Inc.	2,749	32
		68
Real Estate Investment Trusts (REIT) (2.7%)
AvalonBay Communities, Inc. REIT	309	30
Developers Diversified Realty Corp. REIT	764	32
Essex Property Trust, Inc. REIT	215	24
Highwoods Properties, Inc. REIT	1,609	50
Inland Real Estate Corp. REIT	1,481	22
PS Business Parks, Inc. REIT	627	33
UDR, Inc. REIT	1,334	33
		224
Road & Rail (1.3%)
Heartland Express, Inc.	2,368	34
Knight Transportation, Inc.	2,174	36
Landstar System, Inc.	828	43
		113
Semiconductors & Semiconductor Equipment (1.9%)
Altera Corp.	2,044	38
Axcelis Technologies, Inc. (a)	6,351	36
Broadcom Corp., Class A (a)	1,320	25
Lattice Semiconductor Corp. (a)	7,630	22
Linear Technology Corp.	1,254	38
		159
Software (0.6%)
ACI Worldwide, Inc. (a)	864	17
Sonic Solutions, Inc. (a)	3,165	31
		48
Specialty Retail (0.6%)
Hibbett Sports, Inc. (a)	3,443	53

Textiles, Apparel & Luxury Goods (0.6%)
K-Swiss, Inc., Class A	3,346	53
Total Short Positions (Proceeds $3,077)		2,652

*	Percentages are based on Net Assets.
(a)	Non-income producing security.
(o)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (the “Liquidity Fund”, an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the three months ended March 31, 2008, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as interest from affiliates and totaled approximately $3,000. For the three months ended March 31, 2008, the approximate cost of purchases and sales in the Liquidity Fund were $438,000 and $82,000, respectively. )

(q)	Securities are pledged with a broker as collateral for short sales.
+

At March 31, 2008, the U.S. Federal income tax cost basis of investments was approximately $12,760,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $1,829,000 of which $206,000 related to appreciated securities and $2,035,000 related to depreciated securities.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

First Quarter Report

March 31, 2008 (unaudited)

Portfolio of Investments

U.S. Large Cap Growth Portfolio

	Shares	Value (000)
Common Stocks (97.7%)
Advertising Agencies (0.8%)
Monster Worldwide, Inc. (a)	436,555	$10,569

Air Transport (1.5%)
Expeditors International Washington, Inc.	464,619	20,992

Biotechnology Research & Production (1.2%)
Illumina, Inc. (a)	211,778	16,074

Building: Cement (3.6%)
Cemex S.A.B. de C.V. ADR (a)	1,090,895	28,494
Martin Marietta Materials, Inc.	193,744	20,570
		49,064
Casinos & Gambling (4.3%)
Wynn Resorts Ltd.	584,912	58,866

Chemicals (8.2%)
Monsanto Co.	997,435	111,214

Communications Technology (10.6%)
America Movil S.A.B. de C.V., Class L ADR	576,463	36,715
China Mobile Ltd. ADR	288,744	21,659
Cisco Systems, Inc. (a)	1,080,873	26,038
Research In Motion Ltd. (a)	534,479	59,985
		144,397
Computer Services Software & Systems (11.3%)
Baidu.com ADR (a)	76,696	18,379
Google, Inc., Class A (a)	164,944	72,653
Mastercard, Inc., Class A	168,054	37,474
Tencent Holdings Ltd.	2,621,200	14,921
VMware, Inc., Class A (a)	253,358	10,849
		154,276
Computer Technology (2.6%)
Apple, Inc. (a)	242,497	34,798
Seagate Technology, Inc. (d)(l)	186,100	—
		34,798
Diversified Financial Services (1.4%)
CME Group, Inc.	41,271	19,360

Drugs & Pharmaceuticals (1.9%)
Allergan, Inc.	328,191	18,507
Gen-Probe, Inc. (a)	161,316	7,775
		26,282
Energy — Miscellaneous (8.1%)
Southwestern Energy Co. (a)	820,526	27,643
Ultra Petroleum Corp. (a)	1,062,320	82,330
		109,973
Financial — Miscellaneous (5.4%)
American Express Co.	777,038	33,972
Berkshire Hathaway, Inc., Class B (a)	8,871	39,679
		73,651
Hotel/Motel (1.5%)
Starwood Hotels & Resorts Worldwide, Inc.	400,092	20,705

Information Technology Services (0.5%)
Visa, Inc., Class A (a)	114,346	7,131

Insurance: Multi-Line (2.4%)
Loews Corp.	797,522	32,076

Investment Management Companies (1.5%)
Franklin Resources, Inc.	211,650	20,528

Real Estate Investment Trusts (REIT) (4.2%)
Brookfield Asset Management, Inc., Class A	2,135,158	57,286

Restaurants (2.2%)
Starbucks Corp. (a)	1,729,437	30,265

Retail (10.1%)
Abercrombie & Fitch Co.	361,726	26,456
Amazon.com, Inc. (a)	1,019,883	72,718
China Merchants Holdings International Co., Ltd.	3,428,000	16,416
Sears Holdings Corp. (a)	223,320	22,799
		138,389
Services: Commercial (5.2%)
Corporate Executive Board Co.	351,169	14,215
eBay, Inc. (a)	1,916,312	57,183
		71,398
Shipping (2.1%)
C.H. Robinson Worldwide, Inc.	525,892	28,609

Steel (1.3%)
Nucor Corp.	251,623	17,045

Textile Apparel Manufacturers (1.6%)
Coach, Inc. (a)	744,977	22,461

Tobacco (1.5%)
Altria Group, Inc.	275,238	6,110
Philip Morris International, Inc. (a)	275,238	13,922
		20,032
Utilities: Water (0.8%)
Veolia Environnement ADR	159,289	11,139

Wholesalers (1.9%)
Li & Fung Ltd.	7,024,000	26,281
Total Common Stocks (Cost $1,219,621)		1,332,861

Investment Company (1.2%)
Aeroplan Income Fund (Cost $22,767)	975,469	17,343
Short-Term Investment (0.1%)
Investment Company (0.1%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (Cost $1,025)(o)	1,024,935	1,025
Total Investments (99.0%) (Cost $1,243,413) (v)+		1,351,229
Other Assets in Excess of Liabilities (1.0%)		13,034
Net Assets (100%)		$1,364,263

(a)	Non-income producing security.
(d)	Securities were valued at fair value — At March 31, 2008, the Portfolio held less than $500 of fair valued securities, representing less than 0.05% of net assets.
(l)	Security has been deemed illiquid at March 31, 2008.
(o)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the three months ended March 31, 2008, advisory fees paid were reduced by approximately $7,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as interest from affiliates and totaled approximately $285,000. For the three months ended March 31, 2008, the approximate cost of purchases and sales in the Liquidity Fund were $161,486,000 and $185,269,000, respectively.

First Quarter Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

U.S. Large Cap Growth Portfolio

(v)

The approximate market value and percentage of the investments, $57,619,000 and 4.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments.

+

At March 31, 2008, the U.S. Federal income tax cost basis of investments was approximately $1,243,413,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $107,816,000 of which $247,158,000 related to appreciated securities and $139,342,000 related to depreciated securities.

ADR	American Depositary Receipt

First Quarter Report

March 31, 2008 (unaudited)

Portfolio of Investments

U.S. Real Estate Portfolio

	Shares	Value (000)
Common Stocks (95.4%)
Diversified (5.3%)
Forest City Enterprises, Inc., Class A (c)	369,771	$13,607
Vornado Realty Trust REIT	498,630	42,987
		56,594
Health Care (6.5%)
Assisted Living Concepts, Inc., Class A (a)(c)	1,134,750	6,684
Brookdale Senior Living, Inc. (c)	441,700	10,557
Care Investment Trust, Inc. REIT	100,620	1,061
Extendicare REIT	44,580	508
Healthcare Realty Trust, Inc. REIT (c)	983,870	25,728
Senior Housing Properties Trust REIT (c)	1,029,689	24,404
		68,942
Industrial (4.6%)
AMB Property Corp. REIT (c)	286,787	15,607
Cabot Industrial Value Fund LP (d)(i)(l)	7,834	3,917
DCT Industrial Trust, Inc. REIT (c)	291,540	2,904
Exeter Industrial Value Fund LP (d)	1,945,893	1,700
Keystone Industrial Fund LP (d)(i)(l)	6,000,000	5,703
Prologis REIT (c)	336,758	19,821
		49,652
Land (0.4%)
Plum Creek Timber Co., Inc. REIT	92,000	3,744

Lodging/Resorts (14.8%)
Hersha Hospitality Trust REIT (c)	865,075	7,812
Host Hotels & Resorts, Inc. REIT (c)	3,527,382	56,156
Millennium & Copthorne Hotels plc	847,650	6,980
Morgans Hotel Group Co. (a)	730,454	10,825
Starwood Hotels & Resorts Worldwide, Inc. (c)	1,058,392	54,772
Strategic Hotels & Resorts, Inc. REIT	1,668,364	21,906
		158,451
Office (14.9%)
Boston Properties, Inc. REIT	569,871	52,468
Brandywine Realty Trust REIT (c)	229,449	3,891
BRCP REIT I, LLC (a)(d)(i)(l)	5,934,197	3,055
BRCP REIT II, LLC (a)(d)(i)(l)	5,586,430	5,586
Brookfield Properties Corp.	2,526,842	48,793
Douglas Emmett, Inc. REIT (c)	251,893	5,557
Kilroy Realty Corp. REIT (c)	126,810	6,228
Mack-Cali Realty Corp. REIT (c)	906,118	32,358
Parkway Properties, Inc. REIT (c)	23,024	851
SL Green Realty Corp. REIT (c)	4,383	357
		159,144
Office/Industrial (4.0%)
Duke Realty Corp. REIT (c)	651,776	14,867
Liberty Property Trust REIT (c)	749,380	23,313
PS Business Parks, Inc. REIT (c)	90,732	4,709
		42,889
Residential Apartments (18.9%)
Atlantic Gulf Communities Corp. (a)(d)(i)(l)	140,284	—
AvalonBay Communities, Inc. REIT (c)	642,256	61,991
BRE Properties, Inc. REIT (c)	121,073	5,516
Camden Property Trust REIT (c)	424,571	21,313
Equity Residential REIT (c)	1,848,181	76,681
Essex Property Trust, Inc. REIT (c)	80,680	9,196
GMH Communities Trust REIT (c)	399,235	3,465
Post Properties, Inc. REIT (c)	628,522	24,274
		202,436
Residential Manufactured Homes (1.9%)
Equity Lifestyle Properties, Inc. REIT (c)	400,549	19,775

Retail Regional Malls (14.2%)
General Growth Properties, Inc. REIT	453,855	17,324
Macerich Co. (The) REIT (c)	469,822	33,014
Simon Property Group, Inc. REIT	1,007,869	93,641
Taubman Centers, Inc. REIT (c)	158,028	8,233
		152,212
Retail Strip Centers (7.5%)
Acadia Realty Trust REIT (c)	406,813	9,824
BPP Liquidating Trust REIT (a)(d)(l)	113,290	—
Cedar Shopping Centers, Inc. REIT (c)	84,474	987
Developers Diversified Realty Corp. REIT (c)	110,960	4,647
Equity One, Inc. REIT (c)	22,217	533
Federal Realty Investment Trust REIT (c)	230,389	17,959
Ramco-Gershenson Properties Trust REIT (c)	134,955	2,849
Regency Centers Corp. REIT (c)	666,377	43,155
Weingarten Realty Investors REIT (c)	13,050	449
		80,403
Self Storage (2.4%)
Public Storage REIT	150,483	13,336
Sovran Self Storage, Inc. REIT (c)	268,222	11,456
U-Store-It Trust REIT (c)	82,530	935
		25,727
Total Common Stocks (Cost $979,635)		1,019,969

Preferred Stocks (0.0%)
Residential Apartments (0.0%)
Atlantic Gulf Communities Corp., Series B (Convertible) (a)(b)(d)(i)(l)	75,765	—

First Quarter Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

U.S. Real Estate Portfolio

	Shares	Value (000)
Residential Apartments (cont’d)
Atlantic Gulf Communities Corp., Series B (a)(d)(i)(l)	107,021	$—
Total Preferred Stocks (Cost $1,828)		—

Short-Term Investments (28.8%)
Securities held as Collateral on Loaned Securities (24.3%)
Investment Company (6.8%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (o)	72,244,713	72,245

	Face Amount (000)
Short-Term Debt (17.5%)
Alliance & Leicester plc,
3.08%, 9/2/08 (h)	$6,416	6,416
Bancaja,
4.04%, 11/12/08 (h)	3,208	3,208
Bank of New York Co., Inc.,
3.07%, 8/8/08 (h)	3,208	3,208
BASF AG,
3.89%, 8/19/08 (h)	3,208	3,208
CAM US Finance S.A. Unipersonal,
4.71%, 7/25/08 (h)	12,832	12,832
Canadian Imperial Bank of Commerce, New York,
2.42%, 7/28/08 (h)	6,416	6,416
CIT Group Holdings,
3.97%, 5/19/08 (h)	11,549	11,549
Citigroup Global Markets Holdings, Inc.,
3.01%, 4/1/08	44,584	44,584
First Tennessee Bank,
2.84%, 8/15/08 (h)	3,208	3,208
2.85%, 8/15/08 (h)	12,832	12,832
Goldman Sachs Group, Inc.,
2.89%, 9/12/08 (h)	3,208	3,208
HSBC Finance Corp.,
3.10%, 8/5/08 (h)	3,208	3,208
IBM Corp.,
3.09%, 9/8/08 (h)	12,832	12,832
Macquarie Bank Ltd.,
2.62%, 8/20/08 (h)	6,416	6,416
Metropolitan Life Global Funding,
2.59%, 8/21/08 (h)	9,624	9,624
National Bank of Canada,
3.11%, 4/2/08 (h)	12,832	12,832
National Rural Utilities Cooperative Finance Corp.,
3.13%, 9/2/08 (h)	12,832	12,832
Nationwide Building Society,
2.75%, 7/28/08 (h)	7,443	7,443
Unicredito Italiano Bank (Ireland) plc,
2.84%, 8/14/08 (h)	7,058	7,058
3.09%, 8/8/08 (h)	4,491	4,491
		187,405
		259,650

	Shares
Investment Company (4.5%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (o)	48,059,256	48,059
Total Short-Term Investments (Cost $307,709)		307,709
Total Investments (124.2%) (Cost $1,289,172) — including $256,904 of Securities Loaned (v)+		1,327,678
Liabilities in Excess of Other Assets (-24.2%)		(258,835)
Net Assets (100%)		$1,068,843

(a)	Non-income producing security.
(b)	Issuer is in default.
(c)

All or portion of security on loan at March 31, 2008. At March 31, 2008, the Portfolio had loaned securities with a total value of $256,904,000. This was secured by collateral of $259,650,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments.

(d)	Securities were valued at fair value — At March 31, 2008, the Portfolio held approximately $19,961,000 of fair valued securities, representing 1.9% of net assets.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2008.
(i)

Restricted security valued at fair value and not registered under the Securities Act of 1933. Atlantic Gulf Communities Corp. was acquired 6/97 and has a current cost basis of $790,000. Atlantic Gulf Communities Corp., Series B Preferred was acquired 2/00 and has a current cost basis of $758,000. Atlantic Gulf Communities Corp., Series B Preferred was acquired 6/97 and has a current cost basis of $1,070,000. BRCP REIT I, LLC was acquired 5/03 - 11/06 and has a current cost basis of $3,055,000. BRCP REIT II, LLC was acquired 10/06 - 6/07 and has a current cost basis of $5,586,000. Cabot Industrial Value Fund, LP was acquired 11/05 - 6/07 and has a current cost basis of 3,917,000. Keystone Industries Fund, LP was acquired 10/05 - 5/07 and has a current cost basis of $5,703,000. At March 31, 2008, these securities had an aggregate market value of $18,261,000 representing 1.7% of net assets.

(l)	Security has been deemed illiquid at March 31, 2008.
(o)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the three months ended March 31, 2008, advisory fees paid were reduced by approximately $7,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as interest from affiliates and totaled approximately $264,000. For the three months ended March 31, 2008, the approximate cost of purchases and sales in the Liquidity Fund were $179,712,000 and $59,408,000, respectively.

(v)

The approximate market value and percentage of the investments, $6,980,000 and 0.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments.

First Quarter Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

U.S. Real Estate Portfolio

+

At March 31, 2008, the U.S. Federal income tax cost basis of investments was approximately $1,289,172,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $38,506,000 of which $138,237,000 related to appreciated securities and $99,731,000 related to depreciated securities.

REIT	Real Estate Investment Trust

First Quarter Report

March 31, 2008 (unaudited)

Portfolio of Investments

U.S. Small/Mid Cap Value Portfolio

	Shares	Value (000)
Common Stocks (91.4%)
Aerospace & Defense (8.4%)
Alliant Techsystems, Inc. (a)	5,800	$599
DRS Technologies, Inc.	6,500	379
Goodrich Corp.	8,800	506
Spirit Aerosystems Holdings, Inc., Class A (a)	25,100	557
		2,041
Beverages (2.2%)
Molson Coors Brewing Co., Class B	9,900	520

Chemicals (3.5%)
Cytec Industries, Inc.	7,000	377
Scotts Miracle-Gro Co. (The), Class A	14,650	475
		852
Commercial Services & Supplies (7.5%)
ACCO Brands Corp. (a)	24,800	337
Brink’s Co. (The)	11,200	752
Cenveo, Inc. (a)	29,800	312
RR Donnelley & Sons Co.	13,600	412
		1,813
Computers & Peripherals (5.9%)
Electronics for Imaging, Inc. (a)	33,600	501
MSC.Software Corp. (a)	35,600	463
Teradata Corp. (a)	19,800	437
		1,401
Containers & Packaging (5.7%)
Owens-Illinois, Inc. (a)	7,600	429
Pactiv Corp. (a)	22,200	582
Smurfit-Stone Container Corp. (a)	45,700	352
		1,363
Diversified Telecommunication Services (1.5%)
CenturyTel, Inc.	11,100	369

Electrical Equipment (3.7%)
Belden, Inc.	18,300	646
General Cable Corp. (a)	4,200	248
		894
Energy Equipment & Services (2.8%)
Exterran Holdings, Inc. (a)	5,600	362
Superior Energy Services, Inc. (a)	7,600	301
		663
Food Products (3.4%)
Corn Products International, Inc.	22,100	821

Gas Utilities (1.6%)
UGI Corp.	15,300	381

Health Care Providers & Services (4.7%)
Apria Healthcare Group, Inc. (a)	12,600	249
IMS Health, Inc.	18,600	391
PerkinElmer, Inc.	20,700	502
		1,142
Hotels Restaurants & Leisure (0.8%)
AFC Enterprises, Inc. (a)	20,800	187

Household Durables (2.8%)
Snap-On, Inc.	13,200	671

Information Technology Services (9.0%)
Broadridge Financial Solutions, Inc.	40,400	711
Computer Sciences Corp. (a)	9,400	383
MAXIMUS, Inc.	29,800	1,095
		2,189
Insurance (11.6%)
Assurant, Inc.	9,800	596
Conseco, Inc. (a)	60,500	618
Hanover Insurance Group, Inc. (The)	14,159	583
Markel Corp. (a)	1,200	528
Reinsurance Group of America, Inc.	8,600	468
		2,793
Machinery (1.1%)
Kennametal, Inc.	8,900	262
Media (0.9%)
Sinclair Broadcast Group, Inc., Class A	25,500	227
Office Electronics (2.1%)
Zebra Technologies Corp., Class A (a)	15,200	506
Oil, Gas & Consumable Fuels (2.0%)
Pioneer Natural Resources Co.	10,000	491
Paper & Forest Products (1.5%)
MeadWestvaco Corp.	13,500	367
Pharmaceuticals (1.8%)
Barr Pharmaceuticals, Inc. (a)	8,800	425
Real Estate (1.7%)
Host Hotels & Resorts, Inc. REIT	25,400	404
Software (2.8%)
Amdocs Ltd. (a)	13,900	394
Check Point Software Technologies (a)	12,400	278
		672
Specialty Retail (1.3%)
PetSmart, Inc.	15,600	319
Thrifts & Mortgage Finance (1.1%)
TFS Financial Corp.	22,200	267
Total Common Stocks (Cost $24,613)		22,040

	Face Amount (000)
Fixed Income Security (2.1%)
Industrials (2.1%)
Invitrogen Corp. (Convertible), 1.50%, 2/15/24 (Cost $483)	$487	497

Short-Term Investment (5.3%)
Investment Company (5.3%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (Cost $1,266)(o)	1,265,889	1,266
Total Investments (98.8%) (Cost $26,362) +		23,803
Other Assets in Excess of Liabilities (1.2%)		297
Net Assets (100%)		$24,100

(a)	Non-income producing security.

First Quarter Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

U.S. Small/Mid Cap Value Portfolio

(o)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the three months ended March 31, 2008, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as interest from affiliates and totaled approximately $14,000. For the three months ended March 31, 2008, the approximate cost of purchases and sales in the Liquidity Fund were $7,931,000 and $7,943,000, respectively.

+

At March 31, 2008, the U.S. Federal income tax cost basis of investments was approximately $26,362,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $2,559,000 of which $391,000 related to appreciated securities and $2,950,000 related to depreciated securities.

REIT	Real Estate Investment Trust

First Quarter Report

March 31, 2008 (unaudited)

Portfolio of Investments

Emerging Markets Debt Portfolio

	Face Amount (000)		Value (000)
Debt Instruments (93.3%)
Argentina (2.4%)
Sovereign (2.4%)
Republic of Argentina,
5.83%, 12/31/33	$3,701		$1,244
8.28%, 12/31/33 (d)	119		83
			1,327
Brazil (11.5%)
Corporate (1.0%)
Banco ABN Amro Real S.A.,
16.20%, 2/22/10	BRL	890	539

Sovereign (10.5%)
Federative Republic of Brazil,
10.00%, 1/1/14	7,435		3,794
Zero Coupon, 1/1/10 -1/1/12	3,727		2,026
			5,820
			6,359
Egypt (3.3%)
Sovereign (3.3%)
Arab Republic of Egypt,
8.75%, 7/18/12 (e)	EGP	9,820	1,843

Hungary (14.2%)
Sovereign (14.2%)
Republic of Hungary,
6.25%, 8/24/10	HUF	375,400	2,107
6.75%, 4/12/10 -2/24/17	555,960		3,139
7.25%, 6/12/12	468,000		2,624
			7,870
Indonesia (12.2%)
Sovereign (12.2%)
Barclays Bank plc, Republic of Indonesia Government Bonds Credit Linked Notes,
Zero Coupon, 9/20/09	IDR	20,000,000	1,916
Citigroup, Inc., Republic of Indonesia Government Bonds Credit Linked Notes,
Zero Coupon, 7/19/17	$52		45
Credit Suisse, Republic of Indonesia Government Bonds Credit Linked Notes,
Zero Coupon, 3/20/09	IDR	27,200,000	2,600
UBS AG, Republic of Indonesia Government Credit Linked Notes,
Zero Coupon, 9/20/09	23,150,000		2,211
			6,772
Malaysia (6.2%)
Sovereign (6.2%)
Government of Malaysia,
3.76%, 4/28/11	MYR	10,837	3,420

Mexico (10.5%)
Sovereign (10.5%)
Mexican Bonos,
8.00%, 12/17/15	MXN	30,180	2,932
9.50%, 12/18/14	MXN	13,980	1,461
10.00%, 12/5/24	7,058		818
United Mexican States,
8.38%, 1/14/11	$525		594
			5,805
Nigeria (3.0%)
Corporate (3.0%)
Shell Petroleum Development Co., Credit Linked Notes,
Zero Coupon, 5/21/08	1,039		1,054
UBS AG, Federal Republic of Nigeria Credit Linked Notes,
Zero Coupon, 3/5/09	NGN	74,400	584
			1,638
Peru (3.5%)
Sovereign (3.5%)
Republic of Peru,
12.25%, 8/10/11	PEN	4,390	1,936

Poland (3.4%)
Sovereign (3.4%)
Republic of Poland,
4.25%, 5/24/11	PLN	4,480	1,903

Russia (4.2%)
Corporate (0.9%)
JPMorgan Chase & Co.,
7.00%, 6/28/17	RUB	14,000	490

Sovereign (3.3%)
ING Bank N.V., Russian Agricultural Bank Series 3 Credit Linked Note,
7.34%, 2/18/10	43,960		1,817
			2,307
South Africa (9.3%)
Corporate (3.0%)
International Finance Corp.,
11.00%, 7/1/09	ZAR	13,370	1,639

Sovereign (6.3%)
Republic of South Africa,
13.00%, 8/31/10 (c)	26,622		3,509
			5,148
Turkey (9.6%)
Sovereign (9.6%)
Republic of Turkey,
Zero Coupon, 8/5/09 -10/7/09	TRY	8,920	5,308
Total Debt Instruments (Cost $53,063)			51,636

No. of Warrants
Warrant (0.2%)
Venezuela (0.2%)
Republic of Venezuela, Oil-Linked Payment Obligation, expires 4/15/20 (Cost $—)(h)	2,700	99

Shares
Short-Term Investments (13.8%)
Securities held as Collateral on Loaned Securities (5.4%)
Investment Company (1.5%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class	832,420	832

First Quarter Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

Emerging Markets Debt Portfolio

	Face Amount (000)	Value (000)
Short-Term Debt (3.9%)
Alliance & Leicester plc,
3.08%, 9/2/08 (h)	$74	$74
Bancaja,
4.04%, 11/12/08 (h)	37	37
Bank of New York Co., Inc.,
3.07%, 8/8/08 (h)	37	37
BASF AG,
3.89%, 8/19/08 (h)	37	37
CAM US Finance S.A. Unipersonal,
4.71%, 7/25/08 (h)	148	148
Canadian Imperial Bank of Commerce, New York,
2.42%, 7/28/08 (h)	74	74
CIT Group Holdings,
3.97%, 5/19/08 (h)	133	133
Citigroup Global Markets Holdings, Inc.,
3.01%, 4/1/08	513	513
First Tennessee Bank,
2.84%, 8/15/08 (h)	37	37
2.85%, 8/15/08 (h)	148	148
Goldman Sachs Group, Inc.,
2.89%, 9/12/08 (h)	37	37
HSBC Finance Corp.,
3.10%, 8/5/08 (h)	37	37
IBM Corp.,
3.09%, 9/8/08 (h)	148	148
Macquarie Bank Ltd.,
2.62%, 8/20/08 (h)	74	74
Metropolitan Life Global Funding,
2.59%, 8/21/08 (h)	111	111
National Bank of Canada,
3.11%, 4/2/08 (h)	148	148
National Rural Utilities Cooperative Finance Corp.,
3.13%, 9/2/08 (h)	148	148
Nationwide Building Society,
2.75%, 7/28/08 (h)	86	86
Unicredito Italiano Bank (Ireland) plc,
2.84%, 8/14/08 (h)	81	81
3.09%, 8/8/08 (h)	51	51
		2,159
		2,991

	Shares
Investment Company (8.4%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (o)	4,689,454	4,690
Total Short-Term Investments (Cost $7,681)		7,681
Total Investments (107.3%) (Cost $60,744) — including $2,536 of Securities Loaned +		59,416
Liabilities in Excess of Other Assets (-7.3%)		(4,060)
Net Assets (100%)		$55,356

(c)

All or portion of security on loan at March 31, 2008. At March 31, 2008, the Portfolio had loaned securities with a total value of $2,536,000. This was secured by collateral of $2,991,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments.

(d)	Securities were valued at fair value — At March 31, 2008, the Portfolio held approximately $83,000 of fair valued securities, representing 0.2% of net assets.
(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2008.
(o)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the three months ended March 31, 2008, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as interest from affiliates and totaled approximately $35,000. For the three months ended March 31, 2008, the approximate cost of purchases and sales in the Liquidity Fund were $23,069,000 and $19,434,000, respectively.

@	Value is less than $500.
+

At March 31, 2008, the U.S. Federal income tax cost basis of investments was approximately $60,744,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $1,328,000 of which $952,000 related to appreciated securities and $2,280,000 related to depreciated securities.

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
BRL	4,264	$2,430	4/2/08	USD	2,500	$2,500	$70
BRL	440	251	4/2/08	USD	252	252	1
BRL	4,264	2,415	5/5/08	USD	2,444	2,444	29
EGP	1,350	247	4/3/08	USD	247	247	— @
EUR	1,000	1,574	6/11/08	USD	1,575	1,575	1
HUF	130,905	793	4/2/08	USD	800	800	7
MXN	6,416	602	4/2/08	USD	601	601	(1)
MYR	1,638	512	4/3/08	USD	512	512	— @
PEN	723	263	4/3/08	USD	262	262	(1)
TRY	270	203	4/2/08	USD	204	204	1
USD	1,005	1,005	12/1/08	AED	3,589	998	(7)
USD	2,459	2,459	4/2/08	BRL	4,264	2,430	(29)
USD	4,242	4,242	6/11/08	EUR	2,895	4,557	315
USD	4,241	4,241	6/11/08	EUR	2,892	4,551	310
ZAR	8,127	1,002	4/3/08	USD	1,000	1,000	(2)
		$22,239				$22,933	$694

First Quarter Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

Emerging Markets Debt Portfolio

AED	—	United Arab Emirates Dirham
BRL	—	Brazilian Real
EGP	—	Egypt Pound
EUR	—	Euro
HUF	—	Hungary Forint
IDR	—	Indonesian Rupiah
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NGN	—	Nigeria Naira
PEN	—	Peruvian Sol
PLN	—	Polish Zloty
RUB	—	Russian Ruble
TRY	—	Turkish Lira
USD	—	United States Dollar
ZAR	—	South African Rand

First Quarter Report

March 31, 2008 (unaudited)

Notes to Portfolio of Investments

The Portfolios adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), effective January 1, 2008. In accordance SFAS 157, fair value is defined as the price that the Portfolios would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value the Portfolios’ investments. The inputs are summarized in the three board levels listed below:

• Level 1	–	quoted prices in active markets for identical securities
• Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3	–	significant unobservable inputs (including each Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios’ investments carried at value:

	Investments in Securities (Level 1) (000)	Investments in Securities (Level 2) (000)	Investments in Securities (Level 3) (000)	Total for Investments in Securities (000)	Other Financial Instruments* (Level 1) (000)	Other Financial Instruments* (Level 2) (000)	Other Financial Instruments* (Level 3) (000)	Total for Other Financial Instruments (000)
Active International Allocation	$24,157	$926,088	$—	$950,245	$1,354	$2,172	$—	$3,526
Emerging Markets	517,359	2,383,296	—	2,900,655	—	39	—	39
Global Franchise	31,938	85,249	—	117,187	—	(471)	—	(471)
Global Real Estate	249,088	429,321	400	678,809	—	(22)	—	(22)
Global Value Equity	23,054	37,993	—	61,047	—	54	—	54
International Equity	47,935	5,420,367	—	5,468,302	—	28	—	28
International Growth Active Extension	367	9,452	—	9,819	—	—	—	—
International Growth Equity	5,581	71,432	—	77,013	—	(1)	—	(1)
International Magnum	3,836	92,652	—	96,488	—	248	—	248
International Real Estate	—	1,246,439	—	1,246,439	—	1	—	1
International Small Cap	—	673,675	—	673,675	—	(2)	—	(2)
Disciplined Large Cap Value Active Extension	8,188	68	—	8,256	—	—	—	—
Focus Equity	13,978	930	—	14,908	—	—	—	—
Large Cap Relative Value	231,401	26,420	—	257,821	—	—	—	—
Small Company Growth	1,443,481	130,245	21,697	1,595,423	—	—	—	—
Systematic Active Large Cap Core	5,395	374	—	5,769	6	—	—	6
Systematic Active Small Cap Core	4,652	752	—	5,404	15	—	—	15
Systematic Active Small Cap Growth	5,318	712	—	6,030	23	—	—	23
Systematic Active Small Cap Value	4,522	592	—	5,114	12	—	—	12
Systematic Large Cap Core Active Extension	7,903	376	—	8,279	—	—	—	—
U.S. Large Cap Growth	1,292,585	58,644	—	1,351,229	—	—	—	—
U.S. Real Estate	992,519	55,548	19,961	1,068,028	—	—	—	—
U.S. Small/Mid Cap Value	22,040	1,763	—	23,803	—	—	—	—
Emerging Markets Debt	—	56,342	83	56,425	—	694	—	694

First Quarter Report

March 31, 2008 (unaudited)

*Other financial instruments include futures, forwards and swap contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value for Investment in Securities:

Portfolio	Beginning Balance as of 12/31/07 (000)	Accrued discounts/ Premiums (000)	Realized gain (loss) (000)	Change in unrealized appreciation (depreciation) (000)	Net purchases (sales) (000)	Net transfers in and/or out of Level 3 (000)	Balance as of 3/31/08 (000)
Active International Allocation	$—	$—	$—	$—	$—	$—	$—
Emerging Markets	—	—	—	—	—	—	—
Global Franchise	—	—	—	—	—	—	—
Global Real Estate	200	—	—	@—	200	—	400
Global Value Equity	—	—	—	—	—	—	—
International Equity	—	—	—	—	—	—	—
International Growth Active Extension	—	—	—	—	—	—	—
International Growth Equity	—	—	—	—	—	—	—
International Magnum	—	—	—	—	—	—	—
International Real Estate	—	—	—	—	—	—	—
International Small Cap	—	—	—	—	—	—	—
Disciplined Large Cap Value Active Extension	—	—	—	—	—	—	—
Focus Equity	—	—	—	—	—	—	—
Large Cap Relative Value	—	—	—	—	—	—	—
Small Company Growth	7,581	—	—	6,016	—	8,100	21,697
Systematic Active Large Cap Core	—	—	—	—	—	—	—
Systematic Active Small Cap Core	—	—	—	—	—	—	—
Systematic Active Small Cap Growth	—	—	—	—	—	—	—
Systematic Active Small Cap Value	—	—	—	—	—	—	—
Systematic Large Cap Core Active Extension	—	—	—	—	—	—	—
U.S. Large Cap Growth	—	—	—	—	—	—	—
U.S. Real Estate	18,833	—	(242)	465	905	—	19,961
U.S. Small/Mid Cap Value	—	—	—	—	—	—	—
Emerging Markets Debt	114	@—	—	(31)	—	—	83

@ Amount is less than $500.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value for Other Financial Instruments:

Portfolio	Beginning Balance as of 12/31/07 (000)	Accrued discounts/ Premiums (000)	Realized gain (loss) (000)	Change in unrealized appreciation (depreciation) (000)	Net purchases (sales) (000)	Net transfers in and/or out of Level 3 (000)	Balance as of 3/31/08 (000)
Active International Allocation	$—	$—	$—	$—	$—	$—	$—
Emerging Markets	—	—	—	—	—	—	—
Global Franchise	—	—	—	—	—	—	—
Global Real Estate	—	—	—	—	—	—	—
Global Value Equity	—	—	—	—	—	—	—
International Equity	—	—	—	—	—	—	—
International Growth Active Extension	—	—	—	—	—	—	—
International Growth Equity	—	—	—	—	—	—	—
International Magnum	—	—	—	—	—	—	—
International Real Estate	—	—	—	—	—	—	—
International Small Cap	—	—	—	—	—	—	—
Disciplined Large Cap Value

First Quarter Report

March 31, 2008 (unaudited)

Portfolio	Beginning Balance as of 12/31/07 (000)	Accrued discounts/ Premiums (000)	Realized gain (loss) (000)	Change in unrealized appreciation (depreciation) (000)	Net purchases (sales) (000)	Net transfers in and/or out of Level 3 (000)	Balance as of 3/31/08 (000)
Active Extension	$—	$—	$—	$—	$—	$—	$—
Focus Equity	—	—	—	—	—	—	—
Large Cap Relative Value	—	—	—	—	—	—	—
Small Company Growth	—	—	—	—	—	—	—
Systematic Active Large Cap Core	—	—	—	—	—	—	—
Systematic Active Small Cap Core	—	—	—	—	—	—	—
Systematic Active Small Cap Growth	—	—	—	—	—	—	—
Systematic Active Small Cap Value	—	—	—	—	—	—	—
Systematic Large Cap Core Active Extension	—	—	—	—	—	—	—
U.S. Large Cap Growth	—	—	—	—	—	—	—
U.S. Real Estate	—	—	—	—	—	—	—
U.S. Small/Mid Cap Value	—	—	—	—	—	—	—
Emerging Markets Debt	—	—	—	—	—	—	—

Following is the amounts of total realized gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at March 31, 2008:

Portfolio	Investments in Securities (000)	Other Financial Instruments (000)
Active International Allocation	$—	$—
Emerging Markets	—	—
Global Franchise	—	—
Global Real Estate	@—	—
Global Value Equity	—	—
International Equity	—	—
International Growth Active Extension	—	—
International Growth Equity	—	—
International Magnum	—	—
International Real Estate	—	—
International Small Cap	—	—
Disciplined Large Cap Value Active Extension	—	—
Focus Equity	—	—
Large Cap Relative Value	—	—
Small Company Growth	6,016	—
Systematic Active Large Cap Core	—	—
Systematic Active Small Cap Core	—	—
Systematic Active Small Cap Growth	—	—
Systematic Active Small Cap Value	—	—
Systematic Large Cap Core Active Extension	—	—
U.S. Large Cap Growth	—	—
U.S. Real Estate	(6)	—
U.S. Small/Mid Cap Value	—	—
Emerging Markets Debt	(31)	—

@ Amount is less than $500.

Security Valuation: Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the

First Quarter Report

March 31, 2008 (unaudited)

current bid and asked prices obtained from reputable brokers. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (“NYSE”). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Directors.

Item 2. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3. Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Institutional Funds, Inc.
By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	May 20,2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	May 20,2008

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	May 20,2008